UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-23018

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2015 (Unaudited)

PORTFOLIO ALLOCATION BY SECTOR (AS A PERCENTAGE OF NET ASSETS)

Information Technology	$3,830,570	0.7%

Materials	2,852,380	0.5%

Industrials	1,814,395	0.3%

Consumer Discretionary	1,666,560	0.3%

Energy	1,489,720	0.3%

Consumer Staples	1,093,457	0.2%

Health Care	584,362	0.1%

Financials	567,934	0.1%

Other(1)	530,485,031	97.5%
	$544,384,409

(1)	Cash, cash equivalents, and other assets less liabilities

The accompanying footnotes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS (a) - 2.5%

Automobiles & Components - 0.0%
Goodyear Tire & Rubber Co.	3,600	$102,114

Capital Goods - 0.2%
Caterpillar, Inc.	2,800	243,264
Deere & Co.	1,200	108,624
Eaton Corp. PLC (b)	1,000	68,730
Joy Global, Inc.	9,400	400,816

		821,434

Consumer Services - 0.0%
Yum! Brands, Inc.	2,600	223,496

Diversified Financials - 0.0%
E*Trade Financial Corp. (c)	2,000	57,580

Energy - 0.3%
Devon Energy Corp.	4,000	272,840
Ensco PLC (b)	7,000	190,960
Halliburton Co.	3,000	146,850
Hess Corp.	3,100	238,390
Marathon Oil Corp.	4,000	124,400
Schlumberger Ltd. (b)	1,200	113,532
Transocean Ltd. (b)	21,400	402,748

		1,489,720

Food, Beverage & Tobacco - 0.2%
Philip Morris International, Inc.	13,100	1,093,457

Insurance - 0.1%
Genworth Financial, Inc. (c)	21,300	187,227
MetLife, Inc.	6,300	323,127

		510,354

Materials - 0.5%
EI Du Pont de Nemours & Co.	2,000	146,400
Freeport-McMoRan, Inc.	33,700	784,199
LyondellBasell Industries NV (b)	8,800	910,976
Newmont Mining Corp.	38,158	1,010,805

		2,852,380

Media - 0.0%
CBS Corp.	600	37,278

Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
AbbVie, Inc.	1,300	84,058
Merck & Co., Inc.	8,400	500,304

		584,362

Retailing - 0.2%
Amazon.com, Inc. (c)	2,827	1,192,372
Netflix, Inc. (c)	200	111,300

		1,303,672

Software & Services - 0.5%
eBay, Inc. (c)	3,800	221,388
Google, Inc. (c)	801	430,167
Google, Inc. - Class A (c)	200	109,754
International Business Machines Corp.	400	68,516
Microsoft Corp.	6,400	311,296
Salesforce.com, Inc. (c)	19,000	1,383,580

		2,524,701

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 0.2%
F5 Networks, Inc. (c)	4,700	$573,494
Juniper Networks, Inc.	25,000	660,750
NetApp, Inc.	100	3,625
QUALCOMM, Inc.	1,000	68,000

		1,305,869

Transportation - 0.2%
Delta Air Lines, Inc.	1,300	58,032
United Parcel Service, Inc.	9,300	934,929

		992,961

TOTAL COMMON STOCKS (Cost $14,108,253)		13,899,378

	CONTRACTS	FAIR VALUE

PURCHASED OPTION - 0.1%

Call Option
CBOE Volatility Index , Expires 05/15/15, Strike Price $15.00	3,320	481,400

TOTAL PURCHASED OPTION (Cost $433,846)		481,400

	SHARES	FAIR VALUE

SHORT-TERM INVESTMENTS - 80.5%

Money Market Funds - 51.1%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.10% (d)(e)(f)	55,608,344	55,608,344
First American Government Obligations Fund - Class Z - 0.01% (d)(e)(f)	55,608,344	55,608,344
First American Prime Obligations Fund - Class Z - 0.02% (d)(e)(f)	55,608,345	55,608,345
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.10% (d)(e)(f)	55,608,344	55,608,344
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (d)(e)(f)	55,608,345	55,608,345

		278,041,722

U.S. Treasury Bills - 29.4%
0.015%, 05/07/2015 (f)(g)	25,000,000	24,999,937
0.015%, 05/14/2015 (f)(g)	25,000,000	24,999,864
0.015%, 05/21/2015 (f)(g)	15,000,000	14,999,875
0.015%, 05/28/2015 (f)(g)	25,000,000	24,999,719
0.005%, 06/25/2015 (f)(g)	10,000,000	9,999,924
0.003%, 07/02/2015 (f)(g)	10,000,000	10,000,040
0.021%, 07/23/2015 (f)(g)	25,000,000	24,999,575
0.005%, 08/06/2015 (f)(g)	25,000,000	24,999,500

		159,998,434

TOTAL SHORT-TERM INVESTMENTS (Cost $438,039,451)		438,040,156

TOTAL INVESTMENTS (Cost $452,581,550) - 83.1%		452,420,934

OTHER ASSETS IN EXCESS OF LIABILITIES - 16.9%		91,963,475

TOTAL NET ASSETS - 100.0%		$544,384,409

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are held as collateral for call options written.
(b)	Foreign issued security. Total foreign securities are $1,686,946 which represents 0.3% of net assets.
(c)	Non-income producing security.
(d)	Rate shown is the 7-day effective yield.
(e)	All or a portion of this security is held by Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd.
(f)	All or a portion of this security is held as collateral for put options written.
(g)	Rate shown is effective yield based on purchase price. The calculation assumes the security is held to maturity.

Consolidated Schedule of Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE

CALL OPTIONS
3M Co., Expires 05/01/2015, Strike Price $160.00	12	$72
3M Co., Expires 05/15/2015, Strike Price $162.50	27	797
3M Co., Expires 05/15/2015, Strike Price $165.00	39	507
3M Co., Expires 05/22/2015, Strike Price $162.50	3	126
3M Co., Expires 05/22/2015, Strike Price $170.00	3	45
AbbVie, Inc., Expires 05/01/2015, Strike Price $64.00	3	240
AbbVie, Inc., Expires 05/01/2015, Strike Price $64.50	5	237
AbbVie, Inc., Expires 05/01/2015, Strike Price $65.00	5	125
AbbVie, Inc., Expires 05/01/2015, Strike Price $66.50	22	55
AbbVie, Inc., Expires 05/01/2015, Strike Price $67.00	16	40
AbbVie, Inc., Expires 05/01/2015, Strike Price $68.00	5	12
AbbVie, Inc., Expires 05/01/2015, Strike Price $70.00	10	25
AbbVie, Inc., Expires 05/01/2015, Strike Price $71.00	3	7
AbbVie, Inc., Expires 05/01/2015, Strike Price $72.00	12	30
AbbVie, Inc., Expires 05/08/2015, Strike Price $64.50	5	525
AbbVie, Inc., Expires 05/08/2015, Strike Price $65.00	5	400
AbbVie, Inc., Expires 05/08/2015, Strike Price $65.50	5	287
AbbVie, Inc., Expires 05/08/2015, Strike Price $66.00	29	1,232
AbbVie, Inc., Expires 05/08/2015, Strike Price $66.50	65	1,950
AbbVie, Inc., Expires 05/08/2015, Strike Price $67.00	11	220
AbbVie, Inc., Expires 05/08/2015, Strike Price $67.50	24	360
AbbVie, Inc., Expires 05/08/2015, Strike Price $68.00	23	230
AbbVie, Inc., Expires 05/08/2015, Strike Price $69.00	12	60
AbbVie, Inc., Expires 05/15/2015, Strike Price $66.50	6	375
AbbVie, Inc., Expires 05/15/2015, Strike Price $67.00	6	330
AbbVie, Inc., Expires 05/15/2015, Strike Price $67.50	12	510
AbbVie, Inc., Expires 05/15/2015, Strike Price $68.00	6	195
AbbVie, Inc., Expires 05/15/2015, Strike Price $69.00	6	120
AbbVie, Inc., Expires 05/15/2015, Strike Price $69.50	6	90
AbbVie, Inc., Expires 05/15/2015, Strike Price $70.50	63	630
AbbVie, Inc., Expires 05/15/2015, Strike Price $72.00	6	30
AbbVie, Inc., Expires 05/15/2015, Strike Price $72.50	6	30
AbbVie, Inc., Expires 05/22/2015, Strike Price $66.50	6	510
AbbVie, Inc., Expires 05/22/2015, Strike Price $67.00	6	435
AbbVie, Inc., Expires 05/22/2015, Strike Price $67.50	24	1,380
AbbVie, Inc., Expires 05/22/2015, Strike Price $68.00	6	285
AbbVie, Inc., Expires 05/22/2015, Strike Price $68.50	6	225
AbbVie, Inc., Expires 05/22/2015, Strike Price $69.00	18	585
AbbVie, Inc., Expires 05/22/2015, Strike Price $69.50	36	990
AbbVie, Inc., Expires 05/22/2015, Strike Price $70.00	24	540

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
AbbVie, Inc., Expires 05/22/2015, Strike Price $70.50	24	$360
Actavis PLC, Expires 05/01/2015, Strike Price $302.50	2	15
Actavis PLC, Expires 05/01/2015, Strike Price $325.00	2	15
Actavis PLC, Expires 05/08/2015, Strike Price $295.00	2	145
Actavis PLC, Expires 05/08/2015, Strike Price $297.50	2	90
Actavis PLC, Expires 05/08/2015, Strike Price $317.50	4	30
Actavis PLC, Expires 05/08/2015, Strike Price $320.00	4	30
Actavis PLC, Expires 05/08/2015, Strike Price $322.50	8	60
Actavis PLC, Expires 05/08/2015, Strike Price $325.00	6	45
Actavis PLC, Expires 05/08/2015, Strike Price $327.50	4	30
Actavis PLC, Expires 05/08/2015, Strike Price $330.00	2	15
Actavis PLC, Expires 05/15/2015, Strike Price $300.00	4	790
Actavis PLC, Expires 05/15/2015, Strike Price $305.00	4	500
Actavis PLC, Expires 05/15/2015, Strike Price $332.50	4	30
Actavis PLC, Expires 05/15/2015, Strike Price $337.50	1	7
Actavis PLC, Expires 05/15/2015, Strike Price $345.00	2	15
Actavis PLC, Expires 05/22/2015, Strike Price $310.00	2	215
Actavis PLC, Expires 05/22/2015, Strike Price $340.00	8	80
Actavis PLC, Expires 05/22/2015, Strike Price $345.00	8	60
ADT Corp., Expires 05/15/2015, Strike Price $42.00	120	900
ADT Corp., Expires 05/15/2015, Strike Price $43.00	24	180
ADT Corp., Expires 05/15/2015, Strike Price $45.00	98	245
ADT Corp., Expires 05/15/2015, Strike Price $46.00	96	720
ADT Corp., Expires 05/15/2015, Strike Price $47.00	64	480
ADT Corp., Expires 05/15/2015, Strike Price $48.00	96	720
Akamai Technologies, Inc., Expires 05/01/2015, Strike Price $79.50	5	15
Akamai Technologies, Inc., Expires 05/15/2015, Strike Price $78.00	10	215
Akamai Technologies, Inc., Expires 05/15/2015, Strike Price $79.00	10	140
Akamai Technologies, Inc., Expires 05/15/2015, Strike Price $80.00	15	150
Akamai Technologies, Inc., Expires 05/15/2015, Strike Price $80.50	20	160
Akamai Technologies, Inc., Expires 05/15/2015, Strike Price $81.00	20	150
Akamai Technologies, Inc., Expires 05/15/2015, Strike Price $82.00	70	455
Akamai Technologies, Inc., Expires 05/15/2015, Strike Price $82.50	20	110
Akamai Technologies, Inc., Expires 05/22/2015, Strike Price $77.00	5	260
Alcoa, Inc., Expires 05/01/2015, Strike Price $13.50	50	300
Alcoa, Inc., Expires 05/01/2015, Strike Price $14.00	130	65
Alcoa, Inc., Expires 05/08/2015, Strike Price $13.50	10	175
Alcoa, Inc., Expires 05/08/2015, Strike Price $14.00	260	1,040
Alcoa, Inc., Expires 05/08/2015, Strike Price $14.50	35	52
Alcoa, Inc., Expires 05/22/2015, Strike Price $14.00	20	260
Allegheny Technologies, Inc., Expires 05/15/2015, Strike Price $37.50	110	550
Altera Corp., Expires 05/01/2015, Strike Price $42.00	18	2,655
Altera Corp., Expires 05/01/2015, Strike Price $46.00	9	270
Altera Corp., Expires 05/15/2015, Strike Price $41.00	18	5,715
Altera Corp., Expires 05/15/2015, Strike Price $42.00	27	7,965
Altera Corp., Expires 05/15/2015, Strike Price $43.00	45	10,800
Altera Corp., Expires 05/15/2015, Strike Price $44.00	36	8,010
Altera Corp., Expires 05/15/2015, Strike Price $45.00	51	10,327
Altera Corp., Expires 05/15/2015, Strike Price $46.00	27	4,522
Altera Corp., Expires 05/15/2015, Strike Price $47.00	27	4,185
Altria Group, Inc., Expires 05/01/2015, Strike Price $52.50	10	55
Altria Group, Inc., Expires 05/08/2015, Strike Price $52.00	28	224
Altria Group, Inc., Expires 05/08/2015, Strike Price $52.50	140	1,400
Altria Group, Inc., Expires 05/15/2015, Strike Price $52.50	35	368
Altria Group, Inc., Expires 05/15/2015, Strike Price $53.50	7	35
Altria Group, Inc., Expires 05/22/2015, Strike Price $52.50	196	3,038
Altria Group, Inc., Expires 05/22/2015, Strike Price $53.00	70	735
Altria Group, Inc., Expires 05/22/2015, Strike Price $53.50	7	95

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Altria Group, Inc., Expires 05/22/2015, Strike Price $54.00	7	$70
Amazon.com, Inc., Expires 05/01/2015, Strike Price $400.00	1	2,182
Amazon.com, Inc., Expires 05/01/2015, Strike Price $405.00	4	6,630
Amazon.com, Inc., Expires 05/01/2015, Strike Price $407.50	1	1,437
Amazon.com, Inc., Expires 05/01/2015, Strike Price $412.50	1	942
Amazon.com, Inc., Expires 05/01/2015, Strike Price $415.00	2	1,520
Amazon.com, Inc., Expires 05/01/2015, Strike Price $417.50	2	1,115
Amazon.com, Inc., Expires 05/01/2015, Strike Price $420.00	6	2,265
Amazon.com, Inc., Expires 05/01/2015, Strike Price $425.00	1	139
Amazon.com, Inc., Expires 05/08/2015, Strike Price $402.50	1	1,997
Amazon.com, Inc., Expires 05/08/2015, Strike Price $405.00	1	1,812
Amazon.com, Inc., Expires 05/08/2015, Strike Price $410.00	1	1,372
Amazon.com, Inc., Expires 05/08/2015, Strike Price $415.00	3	3,075
Amazon.com, Inc., Expires 05/08/2015, Strike Price $420.00	4	2,820
Amazon.com, Inc., Expires 05/08/2015, Strike Price $425.00	1	482
American Airlines Group, Inc., Expires 05/01/2015, Strike Price $53.50	7	21
American Airlines Group, Inc., Expires 05/01/2015, Strike Price $54.00	17	8
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $50.00	14	861
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $50.50	14	665
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $51.00	14	518
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $51.50	14	399
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $52.00	14	301
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $52.50	7	112
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $53.00	35	420
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $53.50	14	126
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $54.00	10	60
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $54.50	5	20
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $55.00	29	87
American Airlines Group, Inc., Expires 05/08/2015, Strike Price $56.00	35	52
American Airlines Group, Inc., Expires 05/15/2015, Strike Price $54.00	7	164
American Airlines Group, Inc., Expires 05/15/2015, Strike Price $56.00	7	66
American Airlines Group, Inc., Expires 05/15/2015, Strike Price $58.00	9	45
American Airlines Group, Inc., Expires 05/15/2015, Strike Price $59.00	7	21
American Airlines Group, Inc., Expires 05/15/2015, Strike Price $60.00	7	10
American Express Co., Expires 05/01/2015, Strike Price $78.00	5	42
American Express Co., Expires 05/01/2015, Strike Price $78.50	32	64
American Express Co., Expires 05/01/2015, Strike Price $79.00	22	11
American Express Co., Expires 05/01/2015, Strike Price $79.50	5	7
American Express Co., Expires 05/01/2015, Strike Price $82.00	10	65
American Express Co., Expires 05/01/2015, Strike Price $82.50	25	62
American Express Co., Expires 05/01/2015, Strike Price $83.00	5	32
American Express Co., Expires 05/01/2015, Strike Price $84.50	10	65
American Express Co., Expires 05/01/2015, Strike Price $85.50	10	65
American Express Co., Expires 05/08/2015, Strike Price $80.00	5	37
American Express Co., Expires 05/08/2015, Strike Price $81.00	10	25
American Express Co., Expires 05/08/2015, Strike Price $82.50	5	30
American Express Co., Expires 05/08/2015, Strike Price $84.00	1	6
American Express Co., Expires 05/08/2015, Strike Price $85.50	5	30
American Express Co., Expires 05/08/2015, Strike Price $86.00	5	30
American Express Co., Expires 05/08/2015, Strike Price $87.00	8	52
American Express Co., Expires 05/08/2015, Strike Price $88.00	2	13
American Express Co., Expires 05/15/2015, Strike Price $80.00	10	195
American Express Co., Expires 05/15/2015, Strike Price $80.50	8	104
American Express Co., Expires 05/15/2015, Strike Price $81.50	10	60
American Express Co., Expires 05/15/2015, Strike Price $82.00	5	20
American Express Co., Expires 05/15/2015, Strike Price $83.00	5	20
American Express Co., Expires 05/22/2015, Strike Price $80.50	15	360
American Express Co., Expires 05/22/2015, Strike Price $81.00	5	82

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
American Express Co., Expires 05/22/2015, Strike Price $82.00	15	$120
American Express Co., Expires 05/22/2015, Strike Price $83.00	25	175
American Express Co., Expires 05/22/2015, Strike Price $83.50	5	35
American Tower Corp., Expires 05/08/2015, Strike Price $99.50	4	80
American Tower Corp., Expires 05/15/2015, Strike Price $99.00	8	200
American Tower Corp., Expires 05/15/2015, Strike Price $99.50	4	70
American Tower Corp., Expires 05/15/2015, Strike Price $100.00	4	70
American Tower Corp., Expires 05/15/2015, Strike Price $101.00	8	80
American Tower Corp., Expires 05/15/2015, Strike Price $102.00	4	30
American Tower Corp., Expires 05/15/2015, Strike Price $103.00	4	20
American Tower Corp., Expires 05/15/2015, Strike Price $104.00	8	40
American Tower Corp., Expires 05/22/2015, Strike Price $99.50	12	390
American Tower Corp., Expires 05/22/2015, Strike Price $100.00	8	220
American Tower Corp., Expires 05/22/2015, Strike Price $103.00	4	100
American Tower Corp., Expires 05/22/2015, Strike Price $104.00	4	100
American Tower Corp., Expires 05/22/2015, Strike Price $105.00	12	300
Anadarko Petroleum Corp., Expires 05/01/2015, Strike Price $93.50	20	2,030
Anadarko Petroleum Corp., Expires 05/01/2015, Strike Price $94.00	4	260
Anadarko Petroleum Corp., Expires 05/01/2015, Strike Price $95.00	16	408
Anadarko Petroleum Corp., Expires 05/08/2015, Strike Price $93.00	8	2,052
Anadarko Petroleum Corp., Expires 05/08/2015, Strike Price $93.50	28	6,356
Anadarko Petroleum Corp., Expires 05/08/2015, Strike Price $94.00	8	1,576
Anadarko Petroleum Corp., Expires 05/08/2015, Strike Price $95.00	26	3,874
Anadarko Petroleum Corp., Expires 05/08/2015, Strike Price $95.50	4	508
Anadarko Petroleum Corp., Expires 05/08/2015, Strike Price $96.50	8	752
Anadarko Petroleum Corp., Expires 05/08/2015, Strike Price $97.50	4	272
Anadarko Petroleum Corp., Expires 05/08/2015, Strike Price $98.00	4	232
Anadarko Petroleum Corp., Expires 05/15/2015, Strike Price $96.00	20	2,990
Anadarko Petroleum Corp., Expires 05/15/2015, Strike Price $96.50	8	1,088
Anadarko Petroleum Corp., Expires 05/15/2015, Strike Price $97.00	12	1,416
Anadarko Petroleum Corp., Expires 05/15/2015, Strike Price $97.50	4	416
Anadarko Petroleum Corp., Expires 05/15/2015, Strike Price $98.00	4	364
Anadarko Petroleum Corp., Expires 05/15/2015, Strike Price $98.50	8	636
Anadarko Petroleum Corp., Expires 05/15/2015, Strike Price $99.00	11	764
Anadarko Petroleum Corp., Expires 05/15/2015, Strike Price $99.50	12	726
Anadarko Petroleum Corp., Expires 05/22/2015, Strike Price $101.00	8	492
Analog Devices, Inc., Expires 05/15/2015, Strike Price $65.00	224	4,480
Anthem, Inc., Expires 05/08/2015, Strike Price $157.50	3	91
Anthem, Inc., Expires 05/08/2015, Strike Price $160.00	6	78
Apache Corp., Expires 05/01/2015, Strike Price $68.00	5	352
Apache Corp., Expires 05/01/2015, Strike Price $68.50	10	425
Apache Corp., Expires 05/01/2015, Strike Price $69.00	1	24
Apache Corp., Expires 05/01/2015, Strike Price $69.50	15	187
Apache Corp., Expires 05/01/2015, Strike Price $70.00	5	45
Apache Corp., Expires 05/01/2015, Strike Price $71.00	43	258
Apache Corp., Expires 05/01/2015, Strike Price $71.50	17	34
Apache Corp., Expires 05/01/2015, Strike Price $72.00	31	232
Apache Corp., Expires 05/01/2015, Strike Price $72.50	25	162
Apache Corp., Expires 05/01/2015, Strike Price $73.00	5	60
Apache Corp., Expires 05/01/2015, Strike Price $74.00	30	345
Apache Corp., Expires 05/01/2015, Strike Price $75.00	20	220
Apache Corp., Expires 05/01/2015, Strike Price $80.00	5	12
Apache Corp., Expires 05/08/2015, Strike Price $72.00	5	182
Apache Corp., Expires 05/08/2015, Strike Price $72.50	10	295
Apache Corp., Expires 05/08/2015, Strike Price $73.00	10	240
Apache Corp., Expires 05/08/2015, Strike Price $74.00	11	176
Apache Corp., Expires 05/08/2015, Strike Price $75.00	4	44
Apache Corp., Expires 05/08/2015, Strike Price $80.00	10	30

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Apple, Inc., Expires 05/01/2015, Strike Price $131.00	3	$4
Apple, Inc., Expires 05/01/2015, Strike Price $132.00	5	7
Apple, Inc., Expires 05/01/2015, Strike Price $133.00	4	6
Apple, Inc., Expires 05/01/2015, Strike Price $134.00	4	6
Apple, Inc., Expires 05/01/2015, Strike Price $135.00	5	7
Apple, Inc., Expires 05/01/2015, Strike Price $137.00	2	1
Apple, Inc., Expires 05/01/2015, Strike Price $138.00	3	1
Apple, Inc., Expires 05/01/2015, Strike Price $140.00	2	1
Apple, Inc., Expires 05/01/2015, Strike Price $141.00	1	0
Apple, Inc., Expires 05/01/2015, Strike Price $142.00	5	5
Apple, Inc., Expires 05/01/2015, Strike Price $143.00	3	1
Apple, Inc., Expires 05/01/2015, Strike Price $145.00	8	4
Apple, Inc., Expires 05/01/2015, Strike Price $146.00	9	4
Apple, Inc., Expires 05/01/2015, Strike Price $150.00	9	4
Apple, Inc., Expires 05/08/2015, Strike Price $137.00	3	21
Apple, Inc., Expires 05/08/2015, Strike Price $139.00	4	20
Apple, Inc., Expires 05/08/2015, Strike Price $140.00	3	12
Apple, Inc., Expires 05/08/2015, Strike Price $145.00	3	4
Apple, Inc., Expires 05/15/2015, Strike Price $145.00	3	13
Apple, Inc., Expires 05/22/2015, Strike Price $150.00	3	13
Applied Materials, Inc., Expires 05/01/2015, Strike Price $22.00	30	60
Applied Materials, Inc., Expires 05/01/2015, Strike Price $22.50	10	70
Applied Materials, Inc., Expires 05/01/2015, Strike Price $23.00	33	16
Applied Materials, Inc., Expires 05/01/2015, Strike Price $24.00	25	175
Applied Materials, Inc., Expires 05/01/2015, Strike Price $24.50	55	385
Applied Materials, Inc., Expires 05/01/2015, Strike Price $25.00	10	65
Applied Materials, Inc., Expires 05/01/2015, Strike Price $26.50	5	95
Applied Materials, Inc., Expires 05/08/2015, Strike Price $23.50	140	910
Applied Materials, Inc., Expires 05/08/2015, Strike Price $24.00	20	130
Applied Materials, Inc., Expires 05/08/2015, Strike Price $24.50	70	455
Applied Materials, Inc., Expires 05/08/2015, Strike Price $25.00	30	195
Applied Materials, Inc., Expires 05/08/2015, Strike Price $25.50	50	750
Applied Materials, Inc., Expires 05/22/2015, Strike Price $25.00	60	390
Applied Materials, Inc., Expires 05/22/2015, Strike Price $25.50	10	160
Applied Materials, Inc., Expires 05/22/2015, Strike Price $26.00	20	130
Archer-Daniels-Midland Co., Expires 05/01/2015, Strike Price $49.50	28	140
Archer-Daniels-Midland Co., Expires 05/08/2015, Strike Price $50.00	21	819
Archer-Daniels-Midland Co., Expires 05/08/2015, Strike Price $50.50	42	1,134
Archer-Daniels-Midland Co., Expires 05/08/2015, Strike Price $51.00	14	245
Archer-Daniels-Midland Co., Expires 05/08/2015, Strike Price $51.50	14	168
Archer-Daniels-Midland Co., Expires 05/15/2015, Strike Price $50.50	14	441
Archer-Daniels-Midland Co., Expires 05/15/2015, Strike Price $51.50	7	94
Archer-Daniels-Midland Co., Expires 05/22/2015, Strike Price $50.50	14	553
Archer-Daniels-Midland Co., Expires 05/22/2015, Strike Price $51.00	28	784
Archer-Daniels-Midland Co., Expires 05/22/2015, Strike Price $51.50	28	532
Archer-Daniels-Midland Co., Expires 05/22/2015, Strike Price $52.50	27	270
Archer-Daniels-Midland Co., Expires 05/22/2015, Strike Price $53.00	1	8
AT&T, Inc., Expires 05/01/2015, Strike Price $35.00	280	1,400
AT&T, Inc., Expires 05/22/2015, Strike Price $37.50	12	84
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $76.50 (a)	325	841,750
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $77.00 (a)	325	698,750
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $77.50 (a)	600	1,044,000
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $78.50 (a)	100	103,000
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $79.00 (a)	240	180,000
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $79.00 (a)	60	45,000
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $81.00 (a)	150	22,500
Autodesk, Inc., Expires 05/15/2015, Strike Price $62.50	54	594
Autodesk, Inc., Expires 05/15/2015, Strike Price $65.00	121	847

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Avago Technologies Ltd., Expires 05/15/2015, Strike Price $125.00	42	$3,885
Avago Technologies Ltd., Expires 05/15/2015, Strike Price $130.00	57	2,707
Avago Technologies Ltd., Expires 05/15/2015, Strike Price $135.00	54	945
Avago Technologies Ltd., Expires 05/15/2015, Strike Price $140.00	3	67
Avago Technologies Ltd., Expires 05/15/2015, Strike Price $145.00	3	52
Bank of America Corp., Expires 05/01/2015, Strike Price $16.50	205	102
Bank of America Corp., Expires 05/01/2015, Strike Price $17.00	25	12
Bank of America Corp., Expires 05/08/2015, Strike Price $16.00	10	135
Bank of America Corp., Expires 05/08/2015, Strike Price $16.50	65	162
Bank of America Corp., Expires 05/08/2015, Strike Price $17.00	120	60
Bank of America Corp., Expires 05/15/2015, Strike Price $16.50	45	292
Bank of America Corp., Expires 05/22/2015, Strike Price $16.50	30	240
Baxter International Inc., Expires 05/01/2015, Strike Price $72.00	5	10
Baxter International Inc., Expires 05/08/2015, Strike Price $72.50	5	12
Baxter International Inc., Expires 05/08/2015, Strike Price $73.00	15	37
Baxter International Inc., Expires 05/15/2015, Strike Price $72.50	5	35
Baxter International Inc., Expires 05/15/2015, Strike Price $73.50	25	75
Baxter International Inc., Expires 05/15/2015, Strike Price $74.00	5	10
Baxter International Inc., Expires 05/22/2015, Strike Price $72.50	5	120
Baxter International Inc., Expires 05/22/2015, Strike Price $73.00	10	185
Baxter International Inc., Expires 05/22/2015, Strike Price $73.50	10	200
Baxter International Inc., Expires 05/22/2015, Strike Price $74.00	20	310
Baxter International Inc., Expires 05/22/2015, Strike Price $74.50	40	480
Baxter International Inc., Expires 05/22/2015, Strike Price $75.50	30	225
Baxter International Inc., Expires 05/22/2015, Strike Price $76.00	35	245
Baxter International Inc., Expires 05/22/2015, Strike Price $76.50	15	97
Baxter International Inc., Expires 05/22/2015, Strike Price $77.00	10	60
Best Buy Co., Inc., Expires 05/01/2015, Strike Price $36.00	10	10
Best Buy Co., Inc., Expires 05/01/2015, Strike Price $39.00	10	45
Best Buy Co., Inc., Expires 05/01/2015, Strike Price $40.00	22	99
Best Buy Co., Inc., Expires 05/01/2015, Strike Price $41.00	54	243
Best Buy Co., Inc., Expires 05/01/2015, Strike Price $42.00	63	283
Best Buy Co., Inc., Expires 05/08/2015, Strike Price $38.00	18	54
Best Buy Co., Inc., Expires 05/08/2015, Strike Price $38.50	8	32
Best Buy Co., Inc., Expires 05/08/2015, Strike Price $40.00	43	322
Best Buy Co., Inc., Expires 05/08/2015, Strike Price $40.50	25	187
Best Buy Co., Inc., Expires 05/08/2015, Strike Price $41.00	34	85
Best Buy Co., Inc., Expires 05/08/2015, Strike Price $41.50	15	105
Best Buy Co., Inc., Expires 05/08/2015, Strike Price $42.00	4	36
Best Buy Co., Inc., Expires 05/08/2015, Strike Price $43.00	5	42
Best Buy Co., Inc., Expires 05/15/2015, Strike Price $37.00	50	600
Best Buy Co., Inc., Expires 05/15/2015, Strike Price $38.00	70	350
Best Buy Co., Inc., Expires 05/15/2015, Strike Price $39.00	10	20
Best Buy Co., Inc., Expires 05/22/2015, Strike Price $37.00	10	530
Best Buy Co., Inc., Expires 05/22/2015, Strike Price $37.50	41	1,722
Boeing Co., Expires 05/01/2015, Strike Price $149.00	8	20
Boeing Co., Expires 05/01/2015, Strike Price $150.00	9	4
Boeing Co., Expires 05/01/2015, Strike Price $152.50	15	7
Boeing Co., Expires 05/01/2015, Strike Price $155.00	3	3
Boeing Co., Expires 05/08/2015, Strike Price $152.50	21	147
Boeing Co., Expires 05/15/2015, Strike Price $155.00	9	76
Boeing Co., Expires 05/15/2015, Strike Price $160.00	3	12
Boeing Co., Expires 05/22/2015, Strike Price $155.00	6	111
Boeing Co., Expires 05/22/2015, Strike Price $157.50	18	279
Boston Scientific Corp., Expires 05/15/2015, Strike Price $19.00	40	180
Boston Scientific Corp., Expires 05/15/2015, Strike Price $20.00	30	45
Bristol Myers Squibb Co., Expires 05/01/2015, Strike Price $66.50	10	30
Bristol Myers Squibb Co., Expires 05/01/2015, Strike Price $67.00	11	66

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Bristol Myers Squibb Co., Expires 05/01/2015, Strike Price $67.50	13	$32
Bristol Myers Squibb Co., Expires 05/01/2015, Strike Price $68.00	23	34
Bristol Myers Squibb Co., Expires 05/01/2015, Strike Price $68.50	23	11
Bristol Myers Squibb Co., Expires 05/01/2015, Strike Price $69.00	6	27
Bristol Myers Squibb Co., Expires 05/08/2015, Strike Price $66.50	1	8
Bristol Myers Squibb Co., Expires 05/08/2015, Strike Price $67.00	15	150
Bristol Myers Squibb Co., Expires 05/08/2015, Strike Price $67.50	34	238
Bristol Myers Squibb Co., Expires 05/08/2015, Strike Price $68.00	5	40
Bristol Myers Squibb Co., Expires 05/08/2015, Strike Price $68.50	5	67
Bristol Myers Squibb Co., Expires 05/08/2015, Strike Price $69.00	5	92
Bristol Myers Squibb Co., Expires 05/08/2015, Strike Price $72.50	1	15
Bristol Myers Squibb Co., Expires 05/08/2015, Strike Price $73.50	11	143
Bristol Myers Squibb Co., Expires 05/08/2015, Strike Price $74.00	18	189
Bristol Myers Squibb Co., Expires 05/15/2015, Strike Price $68.00	5	105
Bristol Myers Squibb Co., Expires 05/15/2015, Strike Price $68.50	5	97
Bristol Myers Squibb Co., Expires 05/15/2015, Strike Price $70.00	20	220
Bristol Myers Squibb Co., Expires 05/15/2015, Strike Price $70.50	40	620
Bristol Myers Squibb Co., Expires 05/22/2015, Strike Price $66.50	18	738
Bristol Myers Squibb Co., Expires 05/22/2015, Strike Price $67.00	5	155
Bristol Myers Squibb Co., Expires 05/22/2015, Strike Price $67.50	5	130
Bristol Myers Squibb Co., Expires 05/22/2015, Strike Price $70.00	45	585
Bristol Myers Squibb Co., Expires 05/22/2015, Strike Price $70.50	15	195
Bristol Myers Squibb Co., Expires 05/22/2015, Strike Price $72.00	49	1,053
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $148.50 (a)	150	483,750
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $149.00 (a)	25	73,437
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $149.50 (a)	325	861,250
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $149.50 (a)	60	159,000
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $150.00 (a)	543	1,289,625
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $150.00 (a)	60	142,500
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $150.50 (a)	75	157,969
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $151.00 (a)	350	647,500
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $151.50 (a)	150	241,875
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $155.50 (a)	150	44,062
Broadcom Corp., Expires 05/01/2015, Strike Price $45.50	8	40
Broadcom Corp., Expires 05/01/2015, Strike Price $46.00	29	145
Broadcom Corp., Expires 05/01/2015, Strike Price $46.50	10	60
Broadcom Corp., Expires 05/01/2015, Strike Price $47.50	34	51
Broadcom Corp., Expires 05/01/2015, Strike Price $48.00	8	40
Broadcom Corp., Expires 05/08/2015, Strike Price $45.50	40	940
Broadcom Corp., Expires 05/08/2015, Strike Price $46.00	16	240
Broadcom Corp., Expires 05/08/2015, Strike Price $46.50	48	528
Broadcom Corp., Expires 05/08/2015, Strike Price $47.00	65	520
Broadcom Corp., Expires 05/08/2015, Strike Price $47.50	73	511
Broadcom Corp., Expires 05/08/2015, Strike Price $48.00	34	221
Broadcom Corp., Expires 05/08/2015, Strike Price $49.00	8	44
Broadcom Corp., Expires 05/15/2015, Strike Price $46.50	32	656
Broadcom Corp., Expires 05/15/2015, Strike Price $47.00	8	120
Broadcom Corp., Expires 05/15/2015, Strike Price $47.50	16	152
Broadcom Corp., Expires 05/15/2015, Strike Price $48.00	24	168
Broadcom Corp., Expires 05/15/2015, Strike Price $48.50	8	36
Broadcom Corp., Expires 05/15/2015, Strike Price $50.00	8	20
Broadcom Corp., Expires 05/22/2015, Strike Price $50.00	85	595
Cablevision Systems Corp., Expires 05/15/2015, Strike Price $21.00	90	2,925
Cablevision Systems Corp., Expires 05/15/2015, Strike Price $22.00	10	175
Cablevision Systems Corp., Expires 05/15/2015, Strike Price $23.00	26	260
Cameron International Corp., Expires 05/15/2015, Strike Price $52.50	56	17,220
Cameron International Corp., Expires 05/15/2015, Strike Price $55.00	63	8,977
Cameron International Corp., Expires 05/15/2015, Strike Price $57.50	89	4,672

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Cameron International Corp., Expires 05/15/2015, Strike Price $60.00	29	$435
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $80.00 (a)	100	270,000
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $80.50 (a)	245	541,450
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $81.00 (a)	275	481,250
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $82.00 (a)	50	46,500
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $82.00 (a)	50	46,500
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $83.00 (a)	300	97,917
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $83.50 (a)	200	36,128
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $84.00 (a)	75	8,250
Capital One Financial Corp., Expires 05/01/2015, Strike Price $82.00	5	32
Capital One Financial Corp., Expires 05/01/2015, Strike Price $82.50	5	32
Capital One Financial Corp., Expires 05/01/2015, Strike Price $83.00	5	80
Caterpillar, Inc., Expires 05/01/2015, Strike Price $86.00	4	384
Caterpillar, Inc., Expires 05/01/2015, Strike Price $86.50	12	768
Caterpillar, Inc., Expires 05/01/2015, Strike Price $87.50	12	210
Caterpillar, Inc., Expires 05/01/2015, Strike Price $88.00	16	136
Caterpillar, Inc., Expires 05/01/2015, Strike Price $95.00	32	16
Caterpillar, Inc., Expires 05/08/2015, Strike Price $86.50	4	498
Caterpillar, Inc., Expires 05/08/2015, Strike Price $87.50	10	730
Caterpillar, Inc., Expires 05/08/2015, Strike Price $89.00	4	114
Caterpillar, Inc., Expires 05/08/2015, Strike Price $95.00	9	58
Caterpillar, Inc., Expires 05/15/2015, Strike Price $88.00	19	1,672
Caterpillar, Inc., Expires 05/15/2015, Strike Price $89.50	11	484
Caterpillar, Inc., Expires 05/15/2015, Strike Price $90.50	8	216
Caterpillar, Inc., Expires 05/22/2015, Strike Price $89.00	16	1,248
Caterpillar, Inc., Expires 05/22/2015, Strike Price $90.00	4	212
CBOE Volatility Index, Expires 05/20/2015, Strike Price $17.00 (a)	2,500	231,250
CBOE Volatility Index, Expires 05/20/2015, Strike Price $18.00 (a)	5,410	392,225
CBOE Volatility Index, Expires 05/20/2015, Strike Price $19.00 (a)	3,300	206,250
CBOE Volatility Index, Expires 05/20/2015, Strike Price $20.00 (a)	1,750	91,875
CBOE Volatility Index, Expires 05/20/2015, Strike Price $21.00 (a)	1,800	85,500
CBS Corp., Expires 05/01/2015, Strike Price $62.00	6	270
CBS Corp., Expires 05/01/2015, Strike Price $62.50	12	276
CBS Corp., Expires 05/01/2015, Strike Price $63.50	1	6
CBS Corp., Expires 05/01/2015, Strike Price $64.00	16	120
CBS Corp., Expires 05/01/2015, Strike Price $64.50	18	135
CBS Corp., Expires 05/01/2015, Strike Price $65.00	9	63
CBS Corp., Expires 05/01/2015, Strike Price $65.50	15	105
CBS Corp., Expires 05/01/2015, Strike Price $66.00	15	97
CBS Corp., Expires 05/01/2015, Strike Price $68.00	11	71
CBS Corp., Expires 05/01/2015, Strike Price $68.50	6	39
CBS Corp., Expires 05/01/2015, Strike Price $69.00	5	32
CBS Corp., Expires 05/01/2015, Strike Price $69.50	5	32
CBS Corp., Expires 05/01/2015, Strike Price $71.00	5	32
CBS Corp., Expires 05/01/2015, Strike Price $72.00	5	32
CBS Corp., Expires 05/08/2015, Strike Price $63.00	6	606
CBS Corp., Expires 05/08/2015, Strike Price $63.50	12	1,014
CBS Corp., Expires 05/08/2015, Strike Price $64.00	11	753
CBS Corp., Expires 05/08/2015, Strike Price $64.50	23	1,299
CBS Corp., Expires 05/08/2015, Strike Price $65.00	22	990
CBS Corp., Expires 05/08/2015, Strike Price $66.00	12	348
CBS Corp., Expires 05/08/2015, Strike Price $66.50	22	517
CBS Corp., Expires 05/08/2015, Strike Price $67.00	12	234
CBS Corp., Expires 05/08/2015, Strike Price $72.00	17	127
CBS Corp., Expires 05/15/2015, Strike Price $66.50	4	140
CBS Corp., Expires 05/15/2015, Strike Price $70.00	6	63
CF Industries Holdings, Inc., Expires 05/01/2015, Strike Price $297.50	4	8
CF Industries Holdings, Inc., Expires 05/01/2015, Strike Price $300.00	18	45

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
CF Industries Holdings, Inc., Expires 05/01/2015, Strike Price $305.00	36	$900
Charles Schwab Corp., Expires 05/15/2015, Strike Price $31.00	10	325
Charles Schwab Corp., Expires 05/15/2015, Strike Price $32.00	10	125
Charles Schwab Corp., Expires 05/15/2015, Strike Price $33.00	30	150
Chesapeake Energy Corp., Expires 05/01/2015, Strike Price $15.50	110	3,630
Chesapeake Energy Corp., Expires 05/01/2015, Strike Price $16.00	35	297
Chesapeake Energy Corp., Expires 05/01/2015, Strike Price $16.50	25	100
Chesapeake Energy Corp., Expires 05/08/2015, Strike Price $15.00	10	1,060
Chesapeake Energy Corp., Expires 05/08/2015, Strike Price $15.50	135	9,787
Chesapeake Energy Corp., Expires 05/08/2015, Strike Price $16.00	55	2,502
Chesapeake Energy Corp., Expires 05/08/2015, Strike Price $16.50	66	1,848
Chesapeake Energy Corp., Expires 05/08/2015, Strike Price $17.00	20	350
Chesapeake Energy Corp., Expires 05/08/2015, Strike Price $17.50	19	209
Chesapeake Energy Corp., Expires 05/15/2015, Strike Price $15.00	10	1,175
Chesapeake Energy Corp., Expires 05/15/2015, Strike Price $16.00	30	1,815
Chesapeake Energy Corp., Expires 05/15/2015, Strike Price $17.00	10	295
Chesapeake Energy Corp., Expires 05/22/2015, Strike Price $16.50	25	1,262
Chesapeake Energy Corp., Expires 05/22/2015, Strike Price $17.00	10	360
Chevron Corp., Expires 05/01/2015, Strike Price $111.00	4	422
Chevron Corp., Expires 05/01/2015, Strike Price $112.00	36	2,160
Chevron Corp., Expires 05/01/2015, Strike Price $113.00	28	868
Chevron Corp., Expires 05/01/2015, Strike Price $114.00	40	580
Chevron Corp., Expires 05/01/2015, Strike Price $115.00	20	160
Chevron Corp., Expires 05/08/2015, Strike Price $113.00	4	284
Chevron Corp., Expires 05/08/2015, Strike Price $118.00	8	72
Chevron Corp., Expires 05/15/2015, Strike Price $119.00	4	42
Chevron Corp., Expires 05/22/2015, Strike Price $118.00	10	290
Chipotle Mexican Grill, Inc., Expires 05/01/2015, Strike Price $712.50	1	25
Chipotle Mexican Grill, Inc., Expires 05/01/2015, Strike Price $715.00	1	27
Chipotle Mexican Grill, Inc., Expires 05/01/2015, Strike Price $720.00	1	7
Chipotle Mexican Grill, Inc., Expires 05/01/2015, Strike Price $812.50	1	25
Chipotle Mexican Grill, Inc., Expires 05/08/2015, Strike Price $720.00	2	50
Chipotle Mexican Grill, Inc., Expires 05/08/2015, Strike Price $725.00	1	27
Chipotle Mexican Grill, Inc., Expires 05/08/2015, Strike Price $730.00	2	50
Chipotle Mexican Grill, Inc., Expires 05/08/2015, Strike Price $740.00	6	165
Chipotle Mexican Grill, Inc., Expires 05/08/2015, Strike Price $760.00	1	25
Chipotle Mexican Grill, Inc., Expires 05/08/2015, Strike Price $770.00	8	40
Chipotle Mexican Grill, Inc., Expires 05/08/2015, Strike Price $810.00	1	10
Chipotle Mexican Grill, Inc., Expires 05/15/2015, Strike Price $680.00	1	32
Chipotle Mexican Grill, Inc., Expires 05/15/2015, Strike Price $682.50	1	30
Chipotle Mexican Grill, Inc., Expires 05/15/2015, Strike Price $685.00	1	30
Cigna Corp., Expires 05/15/2015, Strike Price $135.00	45	1,642
Cigna Corp., Expires 05/15/2015, Strike Price $140.00	105	2,730
Cigna Corp., Expires 05/15/2015, Strike Price $145.00	52	832
Cigna Corp., Expires 05/15/2015, Strike Price $150.00	18	270
Cigna Corp., Expires 05/15/2015, Strike Price $155.00	45	562
Cimarex Energy Co., Expires 05/15/2015, Strike Price $135.00	22	1,375
Cimarex Energy Co., Expires 05/15/2015, Strike Price $140.00	75	1,500
Cimarex Energy Co., Expires 05/15/2015, Strike Price $145.00	63	788
Cimarex Energy Co., Expires 05/15/2015, Strike Price $150.00	39	683
Cisco Systems, Inc., Expires 05/01/2015, Strike Price $29.50	80	40
Cisco Systems, Inc., Expires 05/08/2015, Strike Price $30.00	20	60
Cisco Systems, Inc., Expires 05/15/2015, Strike Price $30.00	20	720
Cisco Systems, Inc., Expires 05/15/2015, Strike Price $31.50	20	190
Cisco Systems, Inc., Expires 05/15/2015, Strike Price $32.00	10	60
Cisco Systems, Inc., Expires 05/22/2015, Strike Price $30.00	70	2,800
Cisco Systems, Inc., Expires 05/22/2015, Strike Price $30.50	90	2,430
Cisco Systems, Inc., Expires 05/22/2015, Strike Price $31.00	40	700

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Cisco Systems, Inc., Expires 05/22/2015, Strike Price $31.50	30	$345
Cisco Systems, Inc., Expires 05/22/2015, Strike Price $32.00	30	225
Cisco Systems, Inc., Expires 05/22/2015, Strike Price $32.50	10	50
Citigroup, Inc., Expires 05/01/2015, Strike Price $53.50	7	112
Citigroup, Inc., Expires 05/01/2015, Strike Price $54.00	7	28
Citigroup, Inc., Expires 05/01/2015, Strike Price $54.50	18	27
Citigroup, Inc., Expires 05/01/2015, Strike Price $55.50	18	36
Citigroup, Inc., Expires 05/01/2015, Strike Price $56.00	20	20
Citigroup, Inc., Expires 05/08/2015, Strike Price $54.50	26	442
Citigroup, Inc., Expires 05/08/2015, Strike Price $55.00	8	76
Citigroup, Inc., Expires 05/08/2015, Strike Price $55.50	5	35
Citigroup, Inc., Expires 05/08/2015, Strike Price $56.00	12	90
Citigroup, Inc., Expires 05/08/2015, Strike Price $56.50	15	90
Citigroup, Inc., Expires 05/08/2015, Strike Price $57.00	5	27
Citigroup, Inc., Expires 05/08/2015, Strike Price $58.00	10	45
Citigroup, Inc., Expires 05/15/2015, Strike Price $54.50	21	672
Citigroup, Inc., Expires 05/15/2015, Strike Price $55.00	7	150
Citigroup, Inc., Expires 05/22/2015, Strike Price $55.00	21	661
Citigroup, Inc., Expires 05/22/2015, Strike Price $55.50	17	374
Citigroup, Inc., Expires 05/22/2015, Strike Price $56.00	14	217
Citrix Systems, Inc., Expires 05/15/2015, Strike Price $67.50	105	12,337
Citrix Systems, Inc., Expires 05/15/2015, Strike Price $70.00	145	6,162
Citrix Systems, Inc., Expires 05/15/2015, Strike Price $75.00	30	150
CME Group, Inc., Expires 05/01/2015, Strike Price $92.00	4	70
CME Group, Inc., Expires 05/01/2015, Strike Price $93.50	8	120
CME Group, Inc., Expires 05/08/2015, Strike Price $92.00	8	500
CME Group, Inc., Expires 05/15/2015, Strike Price $92.00	4	380
CME Group, Inc., Expires 05/15/2015, Strike Price $94.00	4	160
CME Group, Inc., Expires 05/15/2015, Strike Price $97.00	30	300
CME Group, Inc., Expires 05/15/2015, Strike Price $98.00	12	60
CME Group, Inc., Expires 05/15/2015, Strike Price $101.00	4	20
CME Group, Inc., Expires 05/22/2015, Strike Price $92.50	4	430
CME Group, Inc., Expires 05/22/2015, Strike Price $93.50	4	300
CME Group, Inc., Expires 05/22/2015, Strike Price $94.00	8	480
CME Group, Inc., Expires 05/22/2015, Strike Price $94.50	12	600
CME Group, Inc., Expires 05/22/2015, Strike Price $95.00	4	170
CME Group, Inc., Expires 05/22/2015, Strike Price $99.50	12	60
CME Group, Inc., Expires 05/22/2015, Strike Price $100.00	4	20
CME Group, Inc., Expires 05/22/2015, Strike Price $102.00	8	40
Coach, Inc., Expires 05/01/2015, Strike Price $43.00	16	40
Coach, Inc., Expires 05/01/2015, Strike Price $44.00	8	20
Coach, Inc., Expires 05/01/2015, Strike Price $44.50	8	20
Coach, Inc., Expires 05/01/2015, Strike Price $45.50	32	80
Coach, Inc., Expires 05/01/2015, Strike Price $50.00	24	60
Coach, Inc., Expires 05/01/2015, Strike Price $50.50	8	20
Coach, Inc., Expires 05/08/2015, Strike Price $44.00	16	120
Coach, Inc., Expires 05/08/2015, Strike Price $44.50	8	60
Coach, Inc., Expires 05/08/2015, Strike Price $46.50	40	300
Coach, Inc., Expires 05/08/2015, Strike Price $47.00	8	60
Coach, Inc., Expires 05/08/2015, Strike Price $47.50	8	40
Coach, Inc., Expires 05/08/2015, Strike Price $48.00	16	120
Coach, Inc., Expires 05/08/2015, Strike Price $48.50	53	397
Coach, Inc., Expires 05/08/2015, Strike Price $50.00	8	60
Coach, Inc., Expires 05/08/2015, Strike Price $50.50	40	300
Coach, Inc., Expires 05/22/2015, Strike Price $40.00	45	1,125
Coach, Inc., Expires 05/22/2015, Strike Price $42.00	4	50
Coach, Inc., Expires 05/22/2015, Strike Price $47.50	23	345
Coca-Cola Enterprises, Inc., Expires 05/15/2015, Strike Price $47.00	16	240

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Coca-Cola Enterprises, Inc., Expires 05/15/2015, Strike Price $48.00	40	$400
Coca-Cola Enterprises, Inc., Expires 05/15/2015, Strike Price $50.00	164	820
Cocoa Future, July 2015 Settlement, Expires 06/05/2015, Strike Price $2850.00 (a)	25	31,250
Cocoa Future, July 2015 Settlement, Expires 06/05/2015, Strike Price $2900.00 (a)	35	32,900
Cocoa Future, July 2015 Settlement, Expires 06/05/2015, Strike Price $3000.00 (a)	40	20,000
Coffee ‘C’ Future, July 2015 Settlement, Expires 05/08/2015, Strike Price $142.50 (a)	304	153,900
Coffee ‘C’ Future, July 2015 Settlement, Expires 05/08/2015, Strike Price $147.50 (a)	175	33,469
Cognizant Technology Solutions Corp., Expires 05/08/2015, Strike Price $62.00	12	690
Cognizant Technology Solutions Corp., Expires 05/08/2015, Strike Price $62.50	6	330
Cognizant Technology Solutions Corp., Expires 05/08/2015, Strike Price $63.00	6	285
Cognizant Technology Solutions Corp., Expires 05/08/2015, Strike Price $64.50	24	600
Cognizant Technology Solutions Corp., Expires 05/08/2015, Strike Price $66.00	24	300
Cognizant Technology Solutions Corp., Expires 05/08/2015, Strike Price $66.50	12	90
Cognizant Technology Solutions Corp., Expires 05/15/2015, Strike Price $62.00	6	405
Cognizant Technology Solutions Corp., Expires 05/15/2015, Strike Price $62.50	18	1,080
Cognizant Technology Solutions Corp., Expires 05/15/2015, Strike Price $64.50	12	330
Cognizant Technology Solutions Corp., Expires 05/15/2015, Strike Price $66.50	30	375
Cognizant Technology Solutions Corp., Expires 05/22/2015, Strike Price $62.00	12	870
Cognizant Technology Solutions Corp., Expires 05/22/2015, Strike Price $63.00	6	330
Cognizant Technology Solutions Corp., Expires 05/22/2015, Strike Price $63.50	12	570
Cognizant Technology Solutions Corp., Expires 05/22/2015, Strike Price $64.00	24	960
Cognizant Technology Solutions Corp., Expires 05/22/2015, Strike Price $64.50	18	585
Cognizant Technology Solutions Corp., Expires 05/22/2015, Strike Price $65.00	15	412
Cognizant Technology Solutions Corp., Expires 05/22/2015, Strike Price $65.50	6	120
Cognizant Technology Solutions Corp., Expires 05/22/2015, Strike Price $66.00	6	90
Cognizant Technology Solutions Corp., Expires 05/22/2015, Strike Price $66.50	9	135
Cognizant Technology Solutions Corp., Expires 05/22/2015, Strike Price $67.50	6	60
Colgate-Palmolive Co., Expires 05/01/2015, Strike Price $70.00	15	22
Colgate-Palmolive Co., Expires 05/01/2015, Strike Price $70.50	21	31
Colgate-Palmolive Co., Expires 05/01/2015, Strike Price $71.00	20	20
Colgate-Palmolive Co., Expires 05/01/2015, Strike Price $71.50	20	20
Colgate-Palmolive Co., Expires 05/01/2015, Strike Price $72.00	10	10
Colgate-Palmolive Co., Expires 05/01/2015, Strike Price $73.00	55	82
Colgate-Palmolive Co., Expires 05/01/2015, Strike Price $73.50	65	65
Colgate-Palmolive Co., Expires 05/08/2015, Strike Price $71.00	5	15
Colgate-Palmolive Co., Expires 05/08/2015, Strike Price $71.50	5	10
Colgate-Palmolive Co., Expires 05/15/2015, Strike Price $71.50	20	80
Colgate-Palmolive Co., Expires 05/15/2015, Strike Price $72.00	5	15
Colgate-Palmolive Co., Expires 05/15/2015, Strike Price $73.00	5	10
Colgate-Palmolive Co., Expires 05/22/2015, Strike Price $71.50	5	27
Comcast Corp., Expires 05/01/2015, Strike Price $60.50	60	510
Comcast Corp., Expires 05/01/2015, Strike Price $61.00	12	78
Comcast Corp., Expires 05/01/2015, Strike Price $61.50	30	240
Comcast Corp., Expires 05/01/2015, Strike Price $62.00	54	270
Comcast Corp., Expires 05/08/2015, Strike Price $60.50	6	141
Comcast Corp., Expires 05/08/2015, Strike Price $61.00	6	102
Comcast Corp., Expires 05/08/2015, Strike Price $62.00	6	57
Comcast Corp., Expires 05/15/2015, Strike Price $61.00	12	306
Comcast Corp., Expires 05/15/2015, Strike Price $61.50	6	117
Comcast Corp., Expires 05/15/2015, Strike Price $62.00	24	348
Comcast Corp., Expires 05/15/2015, Strike Price $62.50	6	60
Comcast Corp., Expires 05/15/2015, Strike Price $63.00	34	323
Comcast Corp., Expires 05/22/2015, Strike Price $61.00	12	426
Comcast Corp., Expires 05/22/2015, Strike Price $61.50	30	825
ConocoPhillips, Expires 05/01/2015, Strike Price $68.50	10	145
ConocoPhillips, Expires 05/01/2015, Strike Price $69.00	15	105
ConocoPhillips, Expires 05/01/2015, Strike Price $69.50	15	90
ConocoPhillips, Expires 05/01/2015, Strike Price $70.00	4	14

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
ConocoPhillips, Expires 05/01/2015, Strike Price $70.50	10	$15
ConocoPhillips, Expires 05/01/2015, Strike Price $71.50	20	190
ConocoPhillips, Expires 05/01/2015, Strike Price $72.00	10	70
ConocoPhillips, Expires 05/01/2015, Strike Price $74.00	5	22
ConocoPhillips, Expires 05/08/2015, Strike Price $69.00	5	222
ConocoPhillips, Expires 05/08/2015, Strike Price $69.50	15	465
ConocoPhillips, Expires 05/08/2015, Strike Price $70.00	20	410
ConocoPhillips, Expires 05/08/2015, Strike Price $70.50	13	175
ConocoPhillips, Expires 05/08/2015, Strike Price $71.00	18	162
ConocoPhillips, Expires 05/15/2015, Strike Price $69.50	5	272
ConocoPhillips, Expires 05/15/2015, Strike Price $70.00	5	210
ConocoPhillips, Expires 05/15/2015, Strike Price $71.00	5	112
ConocoPhillips, Expires 05/22/2015, Strike Price $69.50	20	1,390
ConocoPhillips, Expires 05/22/2015, Strike Price $70.00	20	1,120
ConocoPhillips, Expires 05/22/2015, Strike Price $70.50	20	870
ConocoPhillips, Expires 05/22/2015, Strike Price $71.50	20	500
ConocoPhillips, Expires 05/22/2015, Strike Price $72.00	15	292
ConocoPhillips, Expires 05/22/2015, Strike Price $73.00	5	125
Consol Energy, Inc., Expires 05/15/2015, Strike Price $32.00	70	9,905
Consol Energy, Inc., Expires 05/15/2015, Strike Price $33.00	50	4,500
Consol Energy, Inc., Expires 05/15/2015, Strike Price $34.00	119	6,426
Consol Energy, Inc., Expires 05/15/2015, Strike Price $35.00	110	3,355
Consol Energy, Inc., Expires 05/15/2015, Strike Price $36.00	40	700
Consol Energy, Inc., Expires 05/15/2015, Strike Price $37.00	20	180
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $370.00 (a)	500	137,500
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $375.00 (a)	575	111,406
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $380.00 (a)	825	108,281
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $385.00 (a)	426	37,275
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $390.00 (a)	125	7,812
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $395.00 (a)	150	6,562
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $400.00 (a)	150	4,687
Corning, Inc., Expires 05/01/2015, Strike Price $23.50	100	100
Corning, Inc., Expires 05/01/2015, Strike Price $24.00	60	60
Corning, Inc., Expires 05/01/2015, Strike Price $24.50	48	48
Corning, Inc., Expires 05/01/2015, Strike Price $25.00	40	20
Corning, Inc., Expires 05/08/2015, Strike Price $23.00	150	450
Corning, Inc., Expires 05/08/2015, Strike Price $23.50	20	70
Corning, Inc., Expires 05/08/2015, Strike Price $24.00	20	70
Corning, Inc., Expires 05/08/2015, Strike Price $24.50	17	59
Corning, Inc., Expires 05/08/2015, Strike Price $25.00	20	20
Corning, Inc., Expires 05/15/2015, Strike Price $23.50	10	25
Corning, Inc., Expires 05/15/2015, Strike Price $24.00	30	60
Corning, Inc., Expires 05/22/2015, Strike Price $24.50	20	90
Corning, Inc., Expires 05/22/2015, Strike Price $26.00	10	40
Costco Wholesale Corp., Expires 05/08/2015, Strike Price $152.50	3	21
Costco Wholesale Corp., Expires 05/22/2015, Strike Price $152.50	6	90
Costco Wholesale Corp., Expires 05/22/2015, Strike Price $157.50	12	48
Costco Wholesale Corp., Expires 05/22/2015, Strike Price $160.00	6	12
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $64.00 (a)	90	203,850
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $65.00 (a)	332	627,480
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $66.00 (a)	70	108,850
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $67.00 (a)	25	31,375
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $68.00 (a)	145	145,000
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $69.00 (a)	250	198,750
CSX Corp., Expires 05/15/2015, Strike Price $38.00	90	3,330
CSX Corp., Expires 05/15/2015, Strike Price $39.00	134	3,283
CSX Corp., Expires 05/15/2015, Strike Price $42.00	60	450
Cummins, Inc., Expires 05/01/2015, Strike Price $141.00	7	52

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Cummins, Inc., Expires 05/08/2015, Strike Price $141.00	3	$127
Cummins, Inc., Expires 05/08/2015, Strike Price $143.00	6	75
Cummins, Inc., Expires 05/15/2015, Strike Price $140.00	3	360
Cummins, Inc., Expires 05/15/2015, Strike Price $142.00	6	345
Cummins, Inc., Expires 05/15/2015, Strike Price $145.00	6	90
Cummins, Inc., Expires 05/15/2015, Strike Price $146.00	3	22
Cummins, Inc., Expires 05/15/2015, Strike Price $147.00	3	22
Cummins, Inc., Expires 05/15/2015, Strike Price $149.00	17	85
Cummins, Inc., Expires 05/22/2015, Strike Price $140.00	27	3,847
Cummins, Inc., Expires 05/22/2015, Strike Price $141.00	12	1,290
Cummins, Inc., Expires 05/22/2015, Strike Price $142.00	3	240
Cummins, Inc., Expires 05/22/2015, Strike Price $143.00	3	157
Cummins, Inc., Expires 05/22/2015, Strike Price $144.00	6	210
Cummins, Inc., Expires 05/22/2015, Strike Price $145.00	6	150
Cummins, Inc., Expires 05/22/2015, Strike Price $146.00	3	52
Cummins, Inc., Expires 05/22/2015, Strike Price $148.00	3	37
Cummins, Inc., Expires 05/22/2015, Strike Price $150.00	15	187
Cummins, Inc., Expires 05/22/2015, Strike Price $152.50	12	120
CVS Health Corp., Expires 05/01/2015, Strike Price $103.00	8	172
CVS Health Corp., Expires 05/01/2015, Strike Price $104.00	8	228
CVS Health Corp., Expires 05/01/2015, Strike Price $105.00	4	102
CVS Health Corp., Expires 05/01/2015, Strike Price $106.00	4	90
CVS Health Corp., Expires 05/08/2015, Strike Price $104.00	8	312
CVS Health Corp., Expires 05/08/2015, Strike Price $105.00	12	246
CVS Health Corp., Expires 05/08/2015, Strike Price $106.00	4	204
CVS Health Corp., Expires 05/08/2015, Strike Price $107.00	4	100
CVS Health Corp., Expires 05/15/2015, Strike Price $105.00	28	784
CVS Health Corp., Expires 05/15/2015, Strike Price $106.00	20	560
CVS Health Corp., Expires 05/15/2015, Strike Price $107.00	32	1,056
CVS Health Corp., Expires 05/15/2015, Strike Price $108.00	16	312
CVS Health Corp., Expires 05/15/2015, Strike Price $109.00	8	348
CVS Health Corp., Expires 05/15/2015, Strike Price $110.00	4	40
CVS Health Corp., Expires 05/22/2015, Strike Price $105.00	16	664
CVS Health Corp., Expires 05/22/2015, Strike Price $106.00	30	870
CVS Health Corp., Expires 05/22/2015, Strike Price $107.00	20	1,080
CVS Health Corp., Expires 05/22/2015, Strike Price $108.00	20	1,000
CVS Health Corp., Expires 05/22/2015, Strike Price $109.00	25	237
CVS Health Corp., Expires 05/22/2015, Strike Price $110.00	16	760
CVS Health Corp., Expires 05/22/2015, Strike Price $111.00	64	2,528
Darden Restaurants, Inc., Expires 05/15/2015, Strike Price $67.50	105	2,625
Darden Restaurants, Inc., Expires 05/15/2015, Strike Price $70.00	65	812
Darden Restaurants, Inc., Expires 05/15/2015, Strike Price $72.50	30	300
Darden Restaurants, Inc., Expires 05/15/2015, Strike Price $77.50	110	550
Deere & Co., Expires 05/01/2015, Strike Price $90.00	12	810
Deere & Co., Expires 05/01/2015, Strike Price $90.50	64	2,176
Deere & Co., Expires 05/01/2015, Strike Price $91.00	64	992
Deere & Co., Expires 05/08/2015, Strike Price $90.00	4	470
Deere & Co., Expires 05/15/2015, Strike Price $91.00	16	1,584
Deere & Co., Expires 05/15/2015, Strike Price $92.00	8	484
Deere & Co., Expires 05/15/2015, Strike Price $93.00	7	241
Deere & Co., Expires 05/15/2015, Strike Price $93.50	3	78
Deere & Co., Expires 05/22/2015, Strike Price $92.50	4	444
Deere & Co., Expires 05/22/2015, Strike Price $93.00	4	380
Deere & Co., Expires 05/22/2015, Strike Price $93.50	8	656
Deere & Co., Expires 05/22/2015, Strike Price $96.00	20	650
Delta Air Lines, Inc., Expires 05/01/2015, Strike Price $45.00	13	318
Delta Air Lines, Inc., Expires 05/01/2015, Strike Price $45.50	5	62
Delta Air Lines, Inc., Expires 05/01/2015, Strike Price $46.00	19	142

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Delta Air Lines, Inc., Expires 05/01/2015, Strike Price $46.50	18	$72
Delta Air Lines, Inc., Expires 05/01/2015, Strike Price $47.00	5	12
Delta Air Lines, Inc., Expires 05/01/2015, Strike Price $47.50	16	48
Delta Air Lines, Inc., Expires 05/01/2015, Strike Price $48.00	21	42
Delta Air Lines, Inc., Expires 05/01/2015, Strike Price $48.50	20	20
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $45.00	10	775
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $45.50	15	877
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $47.00	5	122
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $47.50	15	277
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $48.00	15	202
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $48.50	8	84
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $49.50	18	117
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $50.00	5	30
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $50.50	8	60
Delta Air Lines, Inc., Expires 05/08/2015, Strike Price $51.50	8	56
Delta Air Lines, Inc., Expires 05/15/2015, Strike Price $48.50	32	864
Delta Air Lines, Inc., Expires 05/15/2015, Strike Price $49.50	16	296
Delta Air Lines, Inc., Expires 05/15/2015, Strike Price $51.00	8	84
Delta Air Lines, Inc., Expires 05/22/2015, Strike Price $50.50	8	148
Delta Air Lines, Inc., Expires 05/22/2015, Strike Price $53.00	8	68
Devon Energy Corp., Expires 05/01/2015, Strike Price $67.00	10	1,325
Devon Energy Corp., Expires 05/01/2015, Strike Price $67.50	30	2,700
Devon Energy Corp., Expires 05/01/2015, Strike Price $68.00	5	277
Devon Energy Corp., Expires 05/01/2015, Strike Price $68.50	14	406
Devon Energy Corp., Expires 05/01/2015, Strike Price $69.00	19	266
Devon Energy Corp., Expires 05/01/2015, Strike Price $69.50	17	127
Devon Energy Corp., Expires 05/01/2015, Strike Price $70.00	11	55
Devon Energy Corp., Expires 05/01/2015, Strike Price $70.50	11	44
Devon Energy Corp., Expires 05/01/2015, Strike Price $71.00	6	24
Devon Energy Corp., Expires 05/01/2015, Strike Price $72.00	20	80
Devon Energy Corp., Expires 05/08/2015, Strike Price $69.00	6	624
Devon Energy Corp., Expires 05/08/2015, Strike Price $69.50	6	501
Devon Energy Corp., Expires 05/08/2015, Strike Price $70.00	6	405
Devon Energy Corp., Expires 05/08/2015, Strike Price $70.50	12	648
Devon Energy Corp., Expires 05/08/2015, Strike Price $71.00	18	756
Devon Energy Corp., Expires 05/08/2015, Strike Price $72.00	14	357
Devon Energy Corp., Expires 05/08/2015, Strike Price $75.00	25	187
Diamond Offshore Drilling, Inc., Expires 05/15/2015, Strike Price $32.50	122	21,228
Diamond Offshore Drilling, Inc., Expires 05/15/2015, Strike Price $35.00	112	6,216
Dow Chemical Co., Expires 05/01/2015, Strike Price $51.50	14	91
Dow Chemical Co., Expires 05/01/2015, Strike Price $52.00	7	17
Dow Chemical Co., Expires 05/01/2015, Strike Price $52.50	21	31
Dow Chemical Co., Expires 05/08/2015, Strike Price $52.00	7	133
Dow Chemical Co., Expires 05/08/2015, Strike Price $52.50	21	199
Dow Chemical Co., Expires 05/08/2015, Strike Price $53.00	7	49
Dow Chemical Co., Expires 05/08/2015, Strike Price $53.50	7	38
Dow Chemical Co., Expires 05/15/2015, Strike Price $52.50	7	150
Dow Chemical Co., Expires 05/15/2015, Strike Price $53.00	7	98
Dow Chemical Co., Expires 05/15/2015, Strike Price $53.50	7	59
Dow Chemical Co., Expires 05/15/2015, Strike Price $54.00	21	136
Dow Chemical Co., Expires 05/15/2015, Strike Price $54.50	21	84
Dow Chemical Co., Expires 05/22/2015, Strike Price $52.50	7	241
Dow Chemical Co., Expires 05/22/2015, Strike Price $53.00	7	161
Dow Chemical Co., Expires 05/22/2015, Strike Price $53.50	7	108
Dow Chemical Co., Expires 05/22/2015, Strike Price $54.00	28	294
Dow Chemical Co., Expires 05/22/2015, Strike Price $54.50	7	56
Dow Chemical Co., Expires 05/22/2015, Strike Price $55.00	14	91
Dow Chemical Co., Expires 05/22/2015, Strike Price $55.50	28	154

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
DR Horton, Inc., Expires 05/01/2015, Strike Price $29.00	20	$40
DR Horton, Inc., Expires 05/01/2015, Strike Price $29.50	45	90
DR Horton, Inc., Expires 05/01/2015, Strike Price $30.00	30	45
DR Horton, Inc., Expires 05/01/2015, Strike Price $30.50	10	15
DR Horton, Inc., Expires 05/01/2015, Strike Price $31.00	20	30
DR Horton, Inc., Expires 05/01/2015, Strike Price $31.50	10	15
DR Horton, Inc., Expires 05/01/2015, Strike Price $32.00	20	30
DR Horton, Inc., Expires 05/01/2015, Strike Price $32.50	12	18
DR Horton, Inc., Expires 05/01/2015, Strike Price $33.00	5	7
DR Horton, Inc., Expires 05/08/2015, Strike Price $27.50	20	160
DR Horton, Inc., Expires 05/08/2015, Strike Price $28.00	50	350
DR Horton, Inc., Expires 05/08/2015, Strike Price $29.00	50	350
DR Horton, Inc., Expires 05/08/2015, Strike Price $30.00	10	70
DR Horton, Inc., Expires 05/08/2015, Strike Price $30.50	30	210
DR Horton, Inc., Expires 05/08/2015, Strike Price $31.00	15	97
DR Horton, Inc., Expires 05/08/2015, Strike Price $32.00	10	45
DR Horton, Inc., Expires 05/08/2015, Strike Price $32.50	20	80
DR Horton, Inc., Expires 05/08/2015, Strike Price $33.00	20	50
DR Horton, Inc., Expires 05/15/2015, Strike Price $28.00	11	82
DR Horton, Inc., Expires 05/15/2015, Strike Price $29.00	10	75
DR Horton, Inc., Expires 05/15/2015, Strike Price $30.00	47	188
DR Horton, Inc., Expires 05/22/2015, Strike Price $28.00	20	210
DR Horton, Inc., Expires 05/22/2015, Strike Price $28.50	40	360
DR Horton, Inc., Expires 05/22/2015, Strike Price $29.00	10	80
E*Trade Financial Corp., Expires 05/01/2015, Strike Price $28.50	10	360
E*Trade Financial Corp., Expires 05/01/2015, Strike Price $29.00	95	902
E*Trade Financial Corp., Expires 05/01/2015, Strike Price $29.50	30	135
E*Trade Financial Corp., Expires 05/01/2015, Strike Price $30.00	35	210
E*Trade Financial Corp., Expires 05/01/2015, Strike Price $30.50	25	87
E*Trade Financial Corp., Expires 05/01/2015, Strike Price $31.00	15	97
E*Trade Financial Corp., Expires 05/01/2015, Strike Price $31.50	6	39
E*Trade Financial Corp., Expires 05/08/2015, Strike Price $29.00	85	3,017
E*Trade Financial Corp., Expires 05/08/2015, Strike Price $29.50	45	810
E*Trade Financial Corp., Expires 05/08/2015, Strike Price $30.00	5	50
E*Trade Financial Corp., Expires 05/08/2015, Strike Price $30.50	35	192
E*Trade Financial Corp., Expires 05/08/2015, Strike Price $31.00	24	120
E*Trade Financial Corp., Expires 05/08/2015, Strike Price $32.00	10	110
Eastman Chemical Co., Expires 05/15/2015, Strike Price $80.00	85	5,100
Eaton Corp. PLC, Expires 05/01/2015, Strike Price $69.50	5	62
Eaton Corp. PLC, Expires 05/01/2015, Strike Price $70.00	5	37
Eaton Corp. PLC, Expires 05/01/2015, Strike Price $70.50	5	37
Eaton Corp. PLC, Expires 05/01/2015, Strike Price $71.00	10	75
Eaton Corp. PLC, Expires 05/01/2015, Strike Price $73.50	5	25
Eaton Corp. PLC, Expires 05/01/2015, Strike Price $74.00	15	75
Eaton Corp. PLC, Expires 05/08/2015, Strike Price $72.50	11	82
Eaton Corp. PLC, Expires 05/08/2015, Strike Price $73.50	5	37
Eaton Corp. PLC, Expires 05/15/2015, Strike Price $71.00	5	125
Eaton Corp. PLC, Expires 05/15/2015, Strike Price $72.50	5	37
Eaton Corp. PLC, Expires 05/15/2015, Strike Price $73.50	5	25
Eaton Corp. PLC, Expires 05/22/2015, Strike Price $71.00	5	200
Eaton Corp. PLC, Expires 05/22/2015, Strike Price $71.50	30	900
Eaton Corp. PLC, Expires 05/22/2015, Strike Price $72.00	55	1,100
Eaton Corp. PLC, Expires 05/22/2015, Strike Price $72.50	35	612
Eaton Corp. PLC, Expires 05/22/2015, Strike Price $73.00	17	212
Eaton Corp. PLC, Expires 05/22/2015, Strike Price $73.50	5	37
Eaton Corp. PLC, Expires 05/22/2015, Strike Price $74.00	5	37
eBay, Inc., Expires 05/01/2015, Strike Price $57.00	2	257
eBay, Inc., Expires 05/01/2015, Strike Price $58.50	18	342

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
eBay, Inc., Expires 05/01/2015, Strike Price $59.00	6	$39
eBay, Inc., Expires 05/01/2015, Strike Price $60.50	4	4
eBay, Inc., Expires 05/01/2015, Strike Price $65.00	12	12
eBay, Inc., Expires 05/08/2015, Strike Price $57.50	12	1,434
eBay, Inc., Expires 05/08/2015, Strike Price $58.00	6	525
eBay, Inc., Expires 05/08/2015, Strike Price $59.00	30	1,245
eBay, Inc., Expires 05/08/2015, Strike Price $59.50	18	486
eBay, Inc., Expires 05/08/2015, Strike Price $60.00	6	96
eBay, Inc., Expires 05/08/2015, Strike Price $61.00	6	42
eBay, Inc., Expires 05/08/2015, Strike Price $62.50	24	84
eBay, Inc., Expires 05/08/2015, Strike Price $63.00	8	24
eBay, Inc., Expires 05/08/2015, Strike Price $63.50	6	18
eBay, Inc., Expires 05/08/2015, Strike Price $64.00	6	15
eBay, Inc., Expires 05/08/2015, Strike Price $64.50	10	25
eBay, Inc., Expires 05/08/2015, Strike Price $65.00	30	60
eBay, Inc., Expires 05/22/2015, Strike Price $62.00	5	72
Edwards Lifesciences Corp., Expires 05/15/2015, Strike Price $135.00	58	2,900
Edwards Lifesciences Corp., Expires 05/15/2015, Strike Price $140.00	57	1,425
EI du Pont de Nemours & Co., Expires 05/01/2015, Strike Price $72.00	10	1,245
EI du Pont de Nemours & Co., Expires 05/01/2015, Strike Price $72.50	5	425
EI du Pont de Nemours & Co., Expires 05/01/2015, Strike Price $75.50	13	65
EI du Pont de Nemours & Co., Expires 05/01/2015, Strike Price $76.00	30	240
EI du Pont de Nemours & Co., Expires 05/01/2015, Strike Price $76.50	25	212
EI du Pont de Nemours & Co., Expires 05/01/2015, Strike Price $77.00	5	60
EI du Pont de Nemours & Co., Expires 05/01/2015, Strike Price $77.50	5	7
EI du Pont de Nemours & Co., Expires 05/08/2015, Strike Price $73.00	5	467
EI du Pont de Nemours & Co., Expires 05/15/2015, Strike Price $73.50	10	960
EI du Pont de Nemours & Co., Expires 05/22/2015, Strike Price $76.00	10	315
EI du Pont de Nemours & Co., Expires 05/22/2015, Strike Price $76.50	5	145
EI du Pont de Nemours & Co., Expires 05/22/2015, Strike Price $77.00	10	225
EI du Pont de Nemours & Co., Expires 05/22/2015, Strike Price $77.50	25	587
Electronic Arts, Inc., Expires 05/01/2015, Strike Price $59.50	2	14
Electronic Arts, Inc., Expires 05/01/2015, Strike Price $60.00	15	97
Electronic Arts, Inc., Expires 05/01/2015, Strike Price $60.50	20	210
Electronic Arts, Inc., Expires 05/01/2015, Strike Price $61.00	44	44
Electronic Arts, Inc., Expires 05/01/2015, Strike Price $61.50	18	180
Electronic Arts, Inc., Expires 05/01/2015, Strike Price $62.00	48	480
Electronic Arts, Inc., Expires 05/01/2015, Strike Price $62.50	1	10
Electronic Arts, Inc., Expires 05/08/2015, Strike Price $60.00	6	891
Electronic Arts, Inc., Expires 05/08/2015, Strike Price $60.50	5	652
Electronic Arts, Inc., Expires 05/08/2015, Strike Price $61.00	45	5,130
Electronic Arts, Inc., Expires 05/08/2015, Strike Price $61.50	6	600
Electronic Arts, Inc., Expires 05/08/2015, Strike Price $62.00	6	516
Electronic Arts, Inc., Expires 05/08/2015, Strike Price $63.00	15	982
Electronic Arts, Inc., Expires 05/08/2015, Strike Price $64.00	6	291
Electronic Arts, Inc., Expires 05/08/2015, Strike Price $65.00	11	368
Electronic Arts, Inc., Expires 05/08/2015, Strike Price $67.00	6	141
Eli Lily & Co., Expires 05/01/2015, Strike Price $72.50	10	110
Eli Lily & Co., Expires 05/01/2015, Strike Price $73.00	5	28
Eli Lily & Co., Expires 05/01/2015, Strike Price $73.50	45	90
Eli Lily & Co., Expires 05/01/2015, Strike Price $74.00	40	40
Eli Lily & Co., Expires 05/08/2015, Strike Price $73.50	5	110
Eli Lily & Co., Expires 05/08/2015, Strike Price $74.00	20	280
Eli Lily & Co., Expires 05/08/2015, Strike Price $74.50	10	90
Eli Lily & Co., Expires 05/08/2015, Strike Price $75.00	10	55
Eli Lily & Co., Expires 05/08/2015, Strike Price $75.50	19	67
Eli Lily & Co., Expires 05/15/2015, Strike Price $75.00	25	275
Eli Lily & Co., Expires 05/15/2015, Strike Price $75.50	40	340

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Eli Lily & Co., Expires 05/15/2015, Strike Price $76.00	30	$150
Eli Lily & Co., Expires 05/15/2015, Strike Price $76.50	2	8
Eli Lily & Co., Expires 05/22/2015, Strike Price $75.00	15	300
Eli Lily & Co., Expires 05/22/2015, Strike Price $76.00	16	176
Eli Lily & Co., Expires 05/22/2015, Strike Price $76.50	100	850
Eli Lily & Co., Expires 05/22/2015, Strike Price $77.00	5	30
Eli Lily & Co., Expires 05/22/2015, Strike Price $77.50	4	18
EMC Corp., Expires 05/01/2015, Strike Price $27.00	60	570
EMC Corp., Expires 05/01/2015, Strike Price $27.50	15	60
EMC Corp., Expires 05/08/2015, Strike Price $27.50	70	910
EMC Corp., Expires 05/08/2015, Strike Price $28.00	12	84
EMC Corp., Expires 05/15/2015, Strike Price $27.50	20	420
EMC Corp., Expires 05/15/2015, Strike Price $28.00	80	840
EMC Corp., Expires 05/22/2015, Strike Price $28.00	75	1,312
EMC Corp., Expires 05/22/2015, Strike Price $28.50	80	800
EMC Corp., Expires 05/22/2015, Strike Price $29.00	90	405
Ensco PLC, Expires 05/15/2015, Strike Price $26.00	70	11,725
Ensco PLC, Expires 05/15/2015, Strike Price $27.00	180	19,350
Ensco PLC, Expires 05/15/2015, Strike Price $28.00	255	15,300
Ensco PLC, Expires 05/15/2015, Strike Price $29.00	90	2,700
EOG Resources, Inc., Expires 05/01/2015, Strike Price $98.50	4	328
EOG Resources, Inc., Expires 05/01/2015, Strike Price $99.00	16	864
EOG Resources, Inc., Expires 05/01/2015, Strike Price $99.50	20	660
EOG Resources, Inc., Expires 05/01/2015, Strike Price $101.00	4	32
EOG Resources, Inc., Expires 05/01/2015, Strike Price $102.00	13	91
EOG Resources, Inc., Expires 05/01/2015, Strike Price $103.00	4	26
EOG Resources, Inc., Expires 05/08/2015, Strike Price $100.00	8	1,424
EOG Resources, Inc., Expires 05/08/2015, Strike Price $101.00	8	1,096
EOG Resources, Inc., Expires 05/08/2015, Strike Price $102.00	4	416
EOG Resources, Inc., Expires 05/08/2015, Strike Price $103.00	4	304
EOG Resources, Inc., Expires 05/08/2015, Strike Price $105.00	8	312
EOG Resources, Inc., Expires 05/08/2015, Strike Price $110.00	20	180
EOG Resources, Inc., Expires 05/15/2015, Strike Price $103.00	1	100
EOG Resources, Inc., Expires 05/15/2015, Strike Price $104.00	4	304
EOG Resources, Inc., Expires 05/15/2015, Strike Price $107.00	16	504
EOG Resources, Inc., Expires 05/15/2015, Strike Price $108.00	56	1,288
EOG Resources, Inc., Expires 05/15/2015, Strike Price $109.00	20	340
EOG Resources, Inc., Expires 05/22/2015, Strike Price $102.00	4	640
EOG Resources, Inc., Expires 05/22/2015, Strike Price $103.00	20	2,560
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.07	50	356,250
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.08	1,025	6,675,312
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.08	800	4,730,000
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.09	100	531,250
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.10	165	686,812
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.12	550	962,500
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.13	275	381,562
Expedia, Inc., Expires 05/01/2015, Strike Price $102.00	4	410
Expedia, Inc., Expires 05/01/2015, Strike Price $103.00	4	350
Expedia, Inc., Expires 05/01/2015, Strike Price $104.00	4	260
Expedia, Inc., Expires 05/01/2015, Strike Price $105.00	8	420
Expedia, Inc., Expires 05/01/2015, Strike Price $106.00	12	510
Expedia, Inc., Expires 05/01/2015, Strike Price $110.00	24	300
Expedia, Inc., Expires 05/01/2015, Strike Price $115.00	12	150
Expedia, Inc., Expires 05/08/2015, Strike Price $102.00	12	1,500
Expedia, Inc., Expires 05/08/2015, Strike Price $103.00	4	430
Expedia, Inc., Expires 05/08/2015, Strike Price $105.00	4	290
Expedia, Inc., Expires 05/08/2015, Strike Price $106.00	4	240
Expedia, Inc., Expires 05/08/2015, Strike Price $107.00	8	380

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Expedia, Inc., Expires 05/08/2015, Strike Price $110.00	8	$200
Expedia, Inc., Expires 05/08/2015, Strike Price $115.00	22	275
Express Scripts Holding Co., Expires 05/01/2015, Strike Price $87.00	4	108
Express Scripts Holding Co., Expires 05/01/2015, Strike Price $88.00	16	208
Express Scripts Holding Co., Expires 05/01/2015, Strike Price $88.50	4	32
Express Scripts Holding Co., Expires 05/01/2015, Strike Price $89.50	12	126
Express Scripts Holding Co., Expires 05/01/2015, Strike Price $91.00	17	1,453
Express Scripts Holding Co., Expires 05/01/2015, Strike Price $92.00	15	1,305
Express Scripts Holding Co., Expires 05/01/2015, Strike Price $92.50	16	1,416
Express Scripts Holding Co., Expires 05/01/2015, Strike Price $93.00	20	1,740
Express Scripts Holding Co., Expires 05/01/2015, Strike Price $94.00	8	680
Express Scripts Holding Co., Expires 05/08/2015, Strike Price $88.00	4	226
Express Scripts Holding Co., Expires 05/08/2015, Strike Price $89.50	4	148
Express Scripts Holding Co., Expires 05/08/2015, Strike Price $90.00	16	368
Express Scripts Holding Co., Expires 05/08/2015, Strike Price $90.50	8	328
Express Scripts Holding Co., Expires 05/08/2015, Strike Price $92.50	4	366
Express Scripts Holding Co., Expires 05/08/2015, Strike Price $94.00	9	801
Express Scripts Holding Co., Expires 05/08/2015, Strike Price $95.00	4	356
Express Scripts Holding Co., Expires 05/15/2015, Strike Price $89.00	4	240
Express Scripts Holding Co., Expires 05/15/2015, Strike Price $89.50	8	400
Express Scripts Holding Co., Expires 05/15/2015, Strike Price $90.00	8	328
Express Scripts Holding Co., Expires 05/15/2015, Strike Price $90.50	8	284
Express Scripts Holding Co., Expires 05/15/2015, Strike Price $95.00	2	39
Express Scripts Holding Co., Expires 05/22/2015, Strike Price $89.00	21	1,732
Express Scripts Holding Co., Expires 05/22/2015, Strike Price $89.50	28	1,974
Express Scripts Holding Co., Expires 05/22/2015, Strike Price $90.00	40	2,400
Express Scripts Holding Co., Expires 05/22/2015, Strike Price $90.50	16	840
Express Scripts Holding Co., Expires 05/22/2015, Strike Price $91.00	9	1,359
Exxon Mobil Corp., Expires 05/01/2015, Strike Price $88.50	24	228
Exxon Mobil Corp., Expires 05/01/2015, Strike Price $89.00	20	110
Exxon Mobil Corp., Expires 05/01/2015, Strike Price $89.50	12	66
Exxon Mobil Corp., Expires 05/01/2015, Strike Price $90.00	44	132
Exxon Mobil Corp., Expires 05/01/2015, Strike Price $90.50	8	24
Exxon Mobil Corp., Expires 05/01/2015, Strike Price $91.00	16	48
Exxon Mobil Corp., Expires 05/15/2015, Strike Price $90.00	12	282
Exxon Mobil Corp., Expires 05/15/2015, Strike Price $92.00	4	34
Exxon Mobil Corp., Expires 05/15/2015, Strike Price $93.00	3	17
Exxon Mobil Corp., Expires 05/15/2015, Strike Price $94.00	4	16
Exxon Mobil Corp., Expires 05/22/2015, Strike Price $90.50	7	175
Exxon Mobil Corp., Expires 05/22/2015, Strike Price $93.00	3	29
Exxon Mobil Corp., Expires 05/22/2015, Strike Price $93.50	40	320
Exxon Mobil Corp., Expires 05/22/2015, Strike Price $94.00	16	96
F5 Networks, Inc., Expires 05/01/2015, Strike Price $119.00	6	1,800
F5 Networks, Inc., Expires 05/01/2015, Strike Price $125.00	18	153
F5 Networks, Inc., Expires 05/01/2015, Strike Price $126.00	18	99
F5 Networks, Inc., Expires 05/01/2015, Strike Price $127.00	33	231
F5 Networks, Inc., Expires 05/01/2015, Strike Price $128.00	12	138
F5 Networks, Inc., Expires 05/01/2015, Strike Price $129.00	12	60
F5 Networks, Inc., Expires 05/01/2015, Strike Price $130.00	19	237
F5 Networks, Inc., Expires 05/08/2015, Strike Price $117.00	8	4,260
F5 Networks, Inc., Expires 05/08/2015, Strike Price $119.00	15	5,475
F5 Networks, Inc., Expires 05/08/2015, Strike Price $120.00	18	5,409
F5 Networks, Inc., Expires 05/08/2015, Strike Price $123.00	6	798
F5 Networks, Inc., Expires 05/08/2015, Strike Price $124.00	3	288
F5 Networks, Inc., Expires 05/08/2015, Strike Price $125.00	6	414
F5 Networks, Inc., Expires 05/08/2015, Strike Price $126.00	3	145
F5 Networks, Inc., Expires 05/08/2015, Strike Price $127.00	3	105
F5 Networks, Inc., Expires 05/08/2015, Strike Price $129.00	3	78

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Facebook, Inc., Expires 05/01/2015, Strike Price $83.00	5	$2
Facebook, Inc., Expires 05/01/2015, Strike Price $83.50	16	8
Facebook, Inc., Expires 05/01/2015, Strike Price $84.00	4	2
Facebook, Inc., Expires 05/01/2015, Strike Price $85.00	8	4
Facebook, Inc., Expires 05/01/2015, Strike Price $85.50	12	6
Facebook, Inc., Expires 05/01/2015, Strike Price $86.00	16	8
Facebook, Inc., Expires 05/01/2015, Strike Price $87.00	8	4
Facebook, Inc., Expires 05/01/2015, Strike Price $87.50	4	2
Facebook, Inc., Expires 05/01/2015, Strike Price $88.00	2	1
Facebook, Inc., Expires 05/01/2015, Strike Price $88.50	2	1
Facebook, Inc., Expires 05/01/2015, Strike Price $89.50	4	2
Facebook, Inc., Expires 05/08/2015, Strike Price $85.00	8	20
Facebook, Inc., Expires 05/08/2015, Strike Price $85.50	4	8
Facebook, Inc., Expires 05/08/2015, Strike Price $86.50	4	6
Facebook, Inc., Expires 05/08/2015, Strike Price $87.50	8	8
Facebook, Inc., Expires 05/08/2015, Strike Price $88.00	4	6
Facebook, Inc., Expires 05/08/2015, Strike Price $88.50	12	6
Facebook, Inc., Expires 05/08/2015, Strike Price $89.00	4	2
Facebook, Inc., Expires 05/08/2015, Strike Price $91.00	4	2
Facebook, Inc., Expires 05/08/2015, Strike Price $92.00	4	2
Facebook, Inc., Expires 05/08/2015, Strike Price $95.00	4	4
Facebook, Inc., Expires 05/15/2015, Strike Price $86.00	4	24
Facebook, Inc., Expires 05/15/2015, Strike Price $89.50	4	4
Facebook, Inc., Expires 05/15/2015, Strike Price $90.50	8	8
Facebook, Inc., Expires 05/15/2015, Strike Price $91.00	1	1
Facebook, Inc., Expires 05/15/2015, Strike Price $91.50	4	4
Facebook, Inc., Expires 05/15/2015, Strike Price $92.50	4	2
Facebook, Inc., Expires 05/22/2015, Strike Price $89.50	4	18
Facebook, Inc., Expires 05/22/2015, Strike Price $91.00	8	28
Facebook, Inc., Expires 05/22/2015, Strike Price $92.00	4	12
FedEx Corp., Expires 05/15/2015, Strike Price $175.00	4	172
First Solar, Inc., Expires 05/01/2015, Strike Price $63.50	12	828
First Solar, Inc., Expires 05/01/2015, Strike Price $64.00	21	1,218
First Solar, Inc., Expires 05/01/2015, Strike Price $65.50	11	407
First Solar, Inc., Expires 05/01/2015, Strike Price $66.00	5	140
First Solar, Inc., Expires 05/01/2015, Strike Price $67.00	32	608
First Solar, Inc., Expires 05/01/2015, Strike Price $67.50	11	176
First Solar, Inc., Expires 05/01/2015, Strike Price $68.00	11	148
First Solar, Inc., Expires 05/01/2015, Strike Price $68.50	5	57
First Solar, Inc., Expires 05/01/2015, Strike Price $69.00	6	51
First Solar, Inc., Expires 05/01/2015, Strike Price $69.50	4	26
First Solar, Inc., Expires 05/01/2015, Strike Price $70.00	5	40
First Solar, Inc., Expires 05/08/2015, Strike Price $65.00	6	423
First Solar, Inc., Expires 05/08/2015, Strike Price $65.50	24	1,500
First Solar, Inc., Expires 05/08/2015, Strike Price $67.50	16	592
Flowserve Corp., Expires 05/15/2015, Strike Price $60.00	30	2,850
Flowserve Corp., Expires 05/15/2015, Strike Price $65.00	6	60
FMC Technologies, Inc., Expires 05/15/2015, Strike Price $44.00	107	12,305
FMC Technologies, Inc., Expires 05/15/2015, Strike Price $45.00	24	1,680
FMC Technologies, Inc., Expires 05/15/2015, Strike Price $46.00	195	7,312
FMC Technologies, Inc., Expires 05/15/2015, Strike Price $47.00	16	240
FMC Technologies, Inc., Expires 05/15/2015, Strike Price $47.50	8	100
Ford Motor Co., Expires 05/15/2015, Strike Price $16.50	230	920
Ford Motor Co., Expires 05/22/2015, Strike Price $16.50	170	1,190
Fossil Group, Inc., Expires 05/08/2015, Strike Price $86.50	10	2,925
Fossil Group, Inc., Expires 05/15/2015, Strike Price $87.00	20	5,700
Fossil Group, Inc., Expires 05/15/2015, Strike Price $97.50	10	600
Fossil Group, Inc., Expires 05/15/2015, Strike Price $98.00	5	287

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Fossil Group, Inc., Expires 05/15/2015, Strike Price $98.50	5	$262
Fossil Group, Inc., Expires 05/15/2015, Strike Price $99.00	5	225
Fossil Group, Inc., Expires 05/15/2015, Strike Price $100.00	5	187
Fossil Group, Inc., Expires 05/22/2015, Strike Price $95.00	15	1,500
Fossil Group, Inc., Expires 05/22/2015, Strike Price $100.00	5	212
Freeport-McMoRan, Inc., Expires 05/01/2015, Strike Price $19.00	78	33,540
Freeport-McMoRan, Inc., Expires 05/01/2015, Strike Price $19.50	40	15,200
Freeport-McMoRan, Inc., Expires 05/01/2015, Strike Price $20.00	25	8,250
Freeport-McMoRan, Inc., Expires 05/01/2015, Strike Price $20.50	10	2,785
Freeport-McMoRan, Inc., Expires 05/01/2015, Strike Price $21.00	30	6,870
Freeport-McMoRan, Inc., Expires 05/01/2015, Strike Price $21.50	10	1,785
Freeport-McMoRan, Inc., Expires 05/01/2015, Strike Price $22.00	20	2,570
Freeport-McMoRan, Inc., Expires 05/08/2015, Strike Price $19.00	45	19,125
Freeport-McMoRan, Inc., Expires 05/08/2015, Strike Price $19.50	15	5,625
Freeport-McMoRan, Inc., Expires 05/08/2015, Strike Price $20.50	15	4,207
Freeport-McMoRan, Inc., Expires 05/08/2015, Strike Price $21.00	19	4,417
Freeport-McMoRan, Inc., Expires 05/08/2015, Strike Price $21.50	30	5,595
Freeport-McMoRan, Inc., Expires 05/08/2015, Strike Price $22.50	10	1,045
Freeport-McMoRan, Inc., Expires 05/15/2015, Strike Price $23.00	20	1,830
Freeport-McMoRan, Inc., Expires 05/15/2015, Strike Price $23.50	51	3,417
Freeport-McMoRan, Inc., Expires 05/15/2015, Strike Price $24.00	30	1,440
Freeport-McMoRan, Inc., Expires 05/22/2015, Strike Price $23.50	20	1,620
Freeport-McMoRan, Inc., Expires 05/22/2015, Strike Price $24.00	30	1,815
Gamestop Corp., Expires 05/01/2015, Strike Price $42.00	15	75
Gamestop Corp., Expires 05/01/2015, Strike Price $42.50	28	70
Gamestop Corp., Expires 05/01/2015, Strike Price $43.00	5	12
Gamestop Corp., Expires 05/01/2015, Strike Price $43.50	11	27
Gamestop Corp., Expires 05/01/2015, Strike Price $44.00	7	17
Gamestop Corp., Expires 05/01/2015, Strike Price $44.50	5	12
Gamestop Corp., Expires 05/01/2015, Strike Price $45.00	5	12
Gamestop Corp., Expires 05/08/2015, Strike Price $41.50	6	48
Gamestop Corp., Expires 05/08/2015, Strike Price $42.00	13	97
Gamestop Corp., Expires 05/08/2015, Strike Price $42.50	29	246
Gamestop Corp., Expires 05/08/2015, Strike Price $43.00	30	7,200
Gamestop Corp., Expires 05/08/2015, Strike Price $43.50	43	10,105
Gamestop Corp., Expires 05/08/2015, Strike Price $44.00	14	2,695
Gamestop Corp., Expires 05/08/2015, Strike Price $44.50	50	2,225
Gamestop Corp., Expires 05/08/2015, Strike Price $46.00	2	480
Gap, Inc., Expires 05/01/2015, Strike Price $41.00	139	278
Gap, Inc., Expires 05/01/2015, Strike Price $42.00	18	45
Gap, Inc., Expires 05/01/2015, Strike Price $42.50	10	20
Gap, Inc., Expires 05/01/2015, Strike Price $43.00	10	25
Gap, Inc., Expires 05/01/2015, Strike Price $43.50	30	60
Gap, Inc., Expires 05/01/2015, Strike Price $44.00	5	12
Gap, Inc., Expires 05/08/2015, Strike Price $41.00	14	140
Gap, Inc., Expires 05/15/2015, Strike Price $41.00	10	340
Gap, Inc., Expires 05/15/2015, Strike Price $41.50	18	387
Gap, Inc., Expires 05/15/2015, Strike Price $42.50	9	81
Gap, Inc., Expires 05/22/2015, Strike Price $42.50	5	130
Garmin Ltd., Expires 05/15/2015, Strike Price $50.00	99	643
Garmin Ltd., Expires 05/15/2015, Strike Price $52.50	49	122
Garmin Ltd., Expires 05/15/2015, Strike Price $55.00	7	31
General Electric Co., Expires 05/01/2015, Strike Price $28.50	10	5
General Electric Co., Expires 05/01/2015, Strike Price $29.00	134	134
General Electric Co., Expires 05/01/2015, Strike Price $29.50	21	21
General Electric Co., Expires 05/08/2015, Strike Price $28.50	5	7
General Electric Co., Expires 05/08/2015, Strike Price $29.00	105	157
General Electric Co., Expires 05/08/2015, Strike Price $29.50	15	22

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
General Electric Co., Expires 05/08/2015, Strike Price $30.00	1	$1
General Growth Properties, Inc., Expires 05/15/2015, Strike Price $30.00	40	320
General Growth Properties, Inc., Expires 05/15/2015, Strike Price $31.00	270	2,025
General Motors Co., Expires 05/01/2015, Strike Price $36.00	20	60
General Motors Co., Expires 05/01/2015, Strike Price $36.50	90	180
General Motors Co., Expires 05/08/2015, Strike Price $36.50	10	90
General Motors Co., Expires 05/15/2015, Strike Price $36.50	40	560
General Motors Co., Expires 05/15/2015, Strike Price $37.00	20	170
General Motors Co., Expires 05/15/2015, Strike Price $37.50	40	260
General Motors Co., Expires 05/22/2015, Strike Price $36.50	30	615
General Motors Co., Expires 05/22/2015, Strike Price $37.00	10	135
General Motors Co., Expires 05/22/2015, Strike Price $37.50	24	228
General Motors Co., Expires 05/22/2015, Strike Price $38.00	10	55
Genworth Financial, Inc., Expires 05/01/2015, Strike Price $8.00	20	1,610
Genworth Financial, Inc., Expires 05/01/2015, Strike Price $8.50	40	1,200
Genworth Financial, Inc., Expires 05/01/2015, Strike Price $9.00	50	100
Genworth Financial, Inc., Expires 05/08/2015, Strike Price $8.50	153	5,967
Genworth Financial, Inc., Expires 05/08/2015, Strike Price $9.00	141	1,551
Genworth Financial, Inc., Expires 05/15/2015, Strike Price $9.50	50	425
Genworth Financial, Inc., Expires 05/22/2015, Strike Price $9.50	46	529
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1195.00 (a)	100	108,124
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1200.00 (a)	120	108,045
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1205.00 (a)	120	92,045
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1210.00 (a)	160	103,126
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1225.00 (a)	308	123,200
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1230.00 (a)	307	104,380
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1235.00 (a)	275	79,750
Goldman Sachs Group, Inc., Expires 05/01/2015, Strike Price $200.00	2	11
Goldman Sachs Group, Inc., Expires 05/01/2015, Strike Price $202.50	22	110
Goldman Sachs Group, Inc., Expires 05/01/2015, Strike Price $207.50	6	12
Goldman Sachs Group, Inc., Expires 05/01/2015, Strike Price $215.00	4	30
Goldman Sachs Group, Inc., Expires 05/08/2015, Strike Price $207.50	6	45
Goldman Sachs Group, Inc., Expires 05/08/2015, Strike Price $217.50	14	35
Goldman Sachs Group, Inc., Expires 05/08/2015, Strike Price $220.00	2	5
Goldman Sachs Group, Inc., Expires 05/15/2015, Strike Price $205.00	10	360
Goldman Sachs Group, Inc., Expires 05/15/2015, Strike Price $207.50	3	54
Goldman Sachs Group, Inc., Expires 05/15/2015, Strike Price $212.50	4	24
Goldman Sachs Group, Inc., Expires 05/22/2015, Strike Price $210.00	6	102
Goldman Sachs Group, Inc., Expires 05/22/2015, Strike Price $212.50	10	110
Goldman Sachs Group, Inc., Expires 05/22/2015, Strike Price $215.00	1	7
Goldman Sachs Group, Inc., Expires 05/22/2015, Strike Price $217.50	3	16
Goodyear Tire & Rubber Co., Expires 05/01/2015, Strike Price $28.00	36	1,620
Goodyear Tire & Rubber Co., Expires 05/08/2015, Strike Price $28.50	20	700
Goodyear Tire & Rubber Co., Expires 05/08/2015, Strike Price $29.00	90	1,575
Goodyear Tire & Rubber Co., Expires 05/08/2015, Strike Price $29.50	20	150
Goodyear Tire & Rubber Co., Expires 05/08/2015, Strike Price $30.00	20	50
Goodyear Tire & Rubber Co., Expires 05/15/2015, Strike Price $28.50	10	475
Goodyear Tire & Rubber Co., Expires 05/15/2015, Strike Price $29.00	30	825
Goodyear Tire & Rubber Co., Expires 05/15/2015, Strike Price $29.50	20	250
Goodyear Tire & Rubber Co., Expires 05/22/2015, Strike Price $28.50	20	1,200
Goodyear Tire & Rubber Co., Expires 05/22/2015, Strike Price $29.00	20	750
Goodyear Tire & Rubber Co., Expires 05/22/2015, Strike Price $30.50	20	150
Goodyear Tire & Rubber Co., Expires 05/22/2015, Strike Price $31.00	32	160
Google, Inc., Expires 05/01/2015, Strike Price $542.50	2	290
Google, Inc., Expires 05/01/2015, Strike Price $545.00	3	240
Google, Inc., Expires 05/01/2015, Strike Price $547.50	2	780
Google, Inc., Expires 05/01/2015, Strike Price $547.50	1	45
Google, Inc., Expires 05/01/2015, Strike Price $550.00	2	45

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Google, Inc., Expires 05/01/2015, Strike Price $552.50	1	$12
Google, Inc., Expires 05/01/2015, Strike Price $555.00	1	7
Google, Inc., Expires 05/01/2015, Strike Price $557.50	1	5
Google, Inc., Expires 05/01/2015, Strike Price $560.00	1	2
Google, Inc., Expires 05/01/2015, Strike Price $562.50	4	10
Google, Inc., Expires 05/01/2015, Strike Price $565.00	1	2
Google, Inc., Expires 05/01/2015, Strike Price $567.50	1	2
Google, Inc., Expires 05/01/2015, Strike Price $575.00	3	7
Google, Inc., Expires 05/01/2015, Strike Price $597.50	4	10
Google, Inc., Expires 05/01/2015, Strike Price $630.00	1	10
Google, Inc., Expires 05/08/2015, Strike Price $555.00	1	470
Google, Inc., Expires 05/08/2015, Strike Price $565.00	1	47
Google, Inc., Expires 05/08/2015, Strike Price $570.00	1	27
Google, Inc., Expires 05/08/2015, Strike Price $572.50	1	20
Google, Inc., Expires 05/08/2015, Strike Price $580.00	1	12
Google, Inc., Expires 05/08/2015, Strike Price $580.00	1	17
Google, Inc., Expires 05/08/2015, Strike Price $582.50	1	15
Google, Inc., Expires 05/08/2015, Strike Price $585.00	2	30
Google, Inc., Expires 05/08/2015, Strike Price $592.50	1	15
Google, Inc., Expires 05/08/2015, Strike Price $600.00	1	5
Google, Inc., Expires 05/08/2015, Strike Price $620.00	1	12
Google, Inc., Expires 05/08/2015, Strike Price $625.00	1	12
Google, Inc., Expires 05/08/2015, Strike Price $630.00	1	12
Google, Inc., Expires 05/08/2015, Strike Price $640.00	3	37
Google, Inc., Expires 05/15/2015, Strike Price $570.00	3	292
Google, Inc., Expires 05/15/2015, Strike Price $580.00	1	42
Google, Inc., Expires 05/15/2015, Strike Price $585.00	1	30
Google, Inc., Expires 05/15/2015, Strike Price $585.00	1	32
Google, Inc., Expires 05/15/2015, Strike Price $595.00	3	45
Google, Inc., Expires 05/15/2015, Strike Price $602.50	1	20
Google, Inc., Expires 05/15/2015, Strike Price $607.50	1	5
Google, Inc., Expires 05/15/2015, Strike Price $617.50	1	5
Google, Inc., Expires 05/15/2015, Strike Price $620.00	1	5
Google, Inc., Expires 05/15/2015, Strike Price $625.00	2	10
Google, Inc., Expires 05/15/2015, Strike Price $635.00	2	10
Google, Inc., Expires 05/15/2015, Strike Price $635.00	1	5
Google, Inc., Expires 05/15/2015, Strike Price $640.00	3	7
Google, Inc., Expires 05/15/2015, Strike Price $642.50	1	5
Google, Inc., Expires 05/15/2015, Strike Price $652.50	2	10
Google, Inc., Expires 05/15/2015, Strike Price $655.00	2	10
Google, Inc., Expires 05/22/2015, Strike Price $570.00	4	650
Google, Inc., Expires 05/22/2015, Strike Price $580.00	2	160
Google, Inc., Expires 05/22/2015, Strike Price $585.00	2	150
Google, Inc., Expires 05/22/2015, Strike Price $590.00	3	165
Google, Inc., Expires 05/22/2015, Strike Price $590.00	1	42
Google, Inc., Expires 05/22/2015, Strike Price $600.00	6	315
Google, Inc., Expires 05/22/2015, Strike Price $600.00	3	97
Google, Inc., Expires 05/22/2015, Strike Price $610.00	1	27
Google, Inc., Expires 05/22/2015, Strike Price $620.00	3	75
Halliburton Co., Expires 05/01/2015, Strike Price $47.50	5	740
Halliburton Co., Expires 05/01/2015, Strike Price $48.00	20	2,120
Halliburton Co., Expires 05/01/2015, Strike Price $48.50	34	2,244
Halliburton Co., Expires 05/01/2015, Strike Price $49.00	31	1,085
Halliburton Co., Expires 05/01/2015, Strike Price $49.50	23	345
Halliburton Co., Expires 05/01/2015, Strike Price $50.00	10	60
Halliburton Co., Expires 05/01/2015, Strike Price $50.50	12	54
Halliburton Co., Expires 05/01/2015, Strike Price $51.00	10	55
Halliburton Co., Expires 05/08/2015, Strike Price $47.50	5	922

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Halliburton Co., Expires 05/08/2015, Strike Price $48.00	5	$750
Halliburton Co., Expires 05/08/2015, Strike Price $48.50	12	1,398
Halliburton Co., Expires 05/08/2015, Strike Price $49.00	12	1,056
Halliburton Co., Expires 05/08/2015, Strike Price $49.50	7	451
Halliburton Co., Expires 05/08/2015, Strike Price $50.00	8	360
Halliburton Co., Expires 05/08/2015, Strike Price $50.50	5	155
Halliburton Co., Expires 05/08/2015, Strike Price $51.00	7	143
Halliburton Co., Expires 05/08/2015, Strike Price $51.50	12	150
Halliburton Co., Expires 05/08/2015, Strike Price $52.00	9	76
Halliburton Co., Expires 05/15/2015, Strike Price $49.00	42	4,956
Halliburton Co., Expires 05/15/2015, Strike Price $49.50	7	654
Halliburton Co., Expires 05/15/2015, Strike Price $50.00	14	1,022
Halliburton Co., Expires 05/15/2015, Strike Price $50.50	19	1,073
Halliburton Co., Expires 05/15/2015, Strike Price $51.00	7	297
Halliburton Co., Expires 05/22/2015, Strike Price $51.50	28	1,386
Harley Davidson, Inc., Expires 05/15/2015, Strike Price $62.50	88	220
Harley Davidson, Inc., Expires 05/15/2015, Strike Price $65.00	54	54
Harley Davidson, Inc., Expires 05/15/2015, Strike Price $67.50	18	36
Harley Davidson, Inc., Expires 05/15/2015, Strike Price $70.00	14	21
Hartford Financial Services Group, Inc., Expires 05/01/2015, Strike Price $42.50	18	45
Hartford Financial Services Group, Inc., Expires 05/01/2015, Strike Price $43.50	27	68
Hasbro, Inc., Expires 05/15/2015, Strike Price $70.00	10	1,600
Hasbro, Inc., Expires 05/15/2015, Strike Price $75.00	94	1,175
HCA Holdings, Inc., Expires 05/01/2015, Strike Price $81.00	5	37
HCA Holdings, Inc., Expires 05/01/2015, Strike Price $82.00	5	37
HCA Holdings, Inc., Expires 05/01/2015, Strike Price $82.50	5	37
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $78.50	5	150
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $79.00	5	112
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $80.50	10	175
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $81.00	19	285
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $81.50	5	50
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $82.00	5	50
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $82.50	15	150
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $83.00	5	50
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $83.50	10	100
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $84.00	5	37
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $85.00	10	75
HCA Holdings, Inc., Expires 05/08/2015, Strike Price $86.00	10	50
HCA Holdings, Inc., Expires 05/15/2015, Strike Price $78.00	5	237
HCA Holdings, Inc., Expires 05/15/2015, Strike Price $79.00	10	400
HCA Holdings, Inc., Expires 05/15/2015, Strike Price $80.00	10	225
HCA Holdings, Inc., Expires 05/15/2015, Strike Price $80.50	5	87
HCA Holdings, Inc., Expires 05/15/2015, Strike Price $81.00	10	125
HCA Holdings, Inc., Expires 05/15/2015, Strike Price $81.50	5	62
HCA Holdings, Inc., Expires 05/15/2015, Strike Price $82.00	5	62
HCA Holdings, Inc., Expires 05/15/2015, Strike Price $82.50	10	125
HCA Holdings, Inc., Expires 05/22/2015, Strike Price $79.00	5	225
HCA Holdings, Inc., Expires 05/22/2015, Strike Price $80.00	5	175
HCA Holdings, Inc., Expires 05/22/2015, Strike Price $80.50	5	137
HCA Holdings, Inc., Expires 05/22/2015, Strike Price $81.00	5	112
HCA Holdings, Inc., Expires 05/22/2015, Strike Price $81.50	5	100
HCA Holdings, Inc., Expires 05/22/2015, Strike Price $82.00	5	125
HCA Holdings, Inc., Expires 05/22/2015, Strike Price $82.50	5	62
HCA Holdings, Inc., Expires 05/22/2015, Strike Price $83.00	10	125
HCA Holdings, Inc., Expires 05/22/2015, Strike Price $83.50	10	125
HCA Holdings, Inc., Expires 05/22/2015, Strike Price $84.00	15	187
HCA Holdings, Inc., Expires 05/22/2015, Strike Price $84.50	5	50
Helmerich & Payne, Inc., Expires 05/15/2015, Strike Price $80.00	188	19,270

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Hess Corp., Expires 05/01/2015, Strike Price $75.00	20	$4,420
Hess Corp., Expires 05/01/2015, Strike Price $76.50	10	700
Hess Corp., Expires 05/01/2015, Strike Price $77.00	21	935
Hess Corp., Expires 05/01/2015, Strike Price $77.50	12	312
Hess Corp., Expires 05/01/2015, Strike Price $78.00	5	70
Hess Corp., Expires 05/01/2015, Strike Price $78.50	10	95
Hess Corp., Expires 05/01/2015, Strike Price $79.00	5	43
Hess Corp., Expires 05/01/2015, Strike Price $80.00	5	33
Hess Corp., Expires 05/08/2015, Strike Price $77.00	25	2,988
Hess Corp., Expires 05/08/2015, Strike Price $77.50	13	1,248
Hess Corp., Expires 05/08/2015, Strike Price $78.00	18	1,350
Hess Corp., Expires 05/08/2015, Strike Price $79.00	5	225
Hess Corp., Expires 05/08/2015, Strike Price $80.00	10	250
Hess Corp., Expires 05/08/2015, Strike Price $81.00	5	70
Hess Corp., Expires 05/08/2015, Strike Price $82.00	7	88
Hess Corp., Expires 05/15/2015, Strike Price $83.50	10	110
Hess Corp., Expires 05/22/2015, Strike Price $81.00	15	825
Hess Corp., Expires 05/22/2015, Strike Price $85.00	5	70
Hewlett-Packard Co., Expires 05/01/2015, Strike Price $33.50	30	135
Hewlett-Packard Co., Expires 05/01/2015, Strike Price $34.00	20	50
Hewlett-Packard Co., Expires 05/01/2015, Strike Price $34.50	10	65
Hewlett-Packard Co., Expires 05/08/2015, Strike Price $34.50	10	55
Hewlett-Packard Co., Expires 05/15/2015, Strike Price $34.50	70	945
Hewlett-Packard Co., Expires 05/15/2015, Strike Price $35.00	42	357
Hewlett-Packard Co., Expires 05/15/2015, Strike Price $35.50	20	100
Hewlett-Packard Co., Expires 05/15/2015, Strike Price $36.00	10	40
Hewlett-Packard Co., Expires 05/22/2015, Strike Price $34.50	40	2,220
Hewlett-Packard Co., Expires 05/22/2015, Strike Price $35.00	40	1,700
Hewlett-Packard Co., Expires 05/22/2015, Strike Price $35.50	110	3,520
Hewlett-Packard Co., Expires 05/22/2015, Strike Price $36.00	30	720
Hewlett-Packard Co., Expires 05/22/2015, Strike Price $36.50	20	360
Hewlett-Packard Co., Expires 05/22/2015, Strike Price $37.00	10	135
Hewlett-Packard Co., Expires 05/22/2015, Strike Price $37.50	4	38
Hewlett-Packard Co., Expires 05/22/2015, Strike Price $39.00	3	15
Home Depot, Inc., Expires 05/01/2015, Strike Price $111.00	16	40
Home Depot, Inc., Expires 05/01/2015, Strike Price $115.00	15	60
Home Depot, Inc., Expires 05/01/2015, Strike Price $116.00	3	19
Home Depot, Inc., Expires 05/08/2015, Strike Price $118.00	3	12
Home Depot, Inc., Expires 05/15/2015, Strike Price $114.00	4	40
Home Depot, Inc., Expires 05/15/2015, Strike Price $115.00	8	48
Home Depot, Inc., Expires 05/15/2015, Strike Price $116.00	8	32
Home Depot, Inc., Expires 05/15/2015, Strike Price $117.00	12	36
Home Depot, Inc., Expires 05/15/2015, Strike Price $118.00	12	30
Home Depot, Inc., Expires 05/15/2015, Strike Price $119.00	9	18
Home Depot, Inc., Expires 05/15/2015, Strike Price $121.00	9	13
Home Depot, Inc., Expires 05/15/2015, Strike Price $122.00	3	3
Home Depot, Inc., Expires 05/22/2015, Strike Price $116.00	8	164
Home Depot, Inc., Expires 05/22/2015, Strike Price $117.00	4	60
Home Depot, Inc., Expires 05/22/2015, Strike Price $120.00	4	28
Home Depot, Inc., Expires 05/22/2015, Strike Price $121.00	12	60
Home Depot, Inc., Expires 05/22/2015, Strike Price $122.00	18	63
Home Depot, Inc., Expires 05/22/2015, Strike Price $123.00	10	25
Home Depot, Inc., Expires 05/22/2015, Strike Price $124.00	3	8
Home Depot, Inc., Expires 05/22/2015, Strike Price $126.00	9	14
Home Depot, Inc., Expires 05/22/2015, Strike Price $127.00	3	5
Home Depot, Inc., Expires 05/22/2015, Strike Price $128.00	6	9
Hudson City Bancorp, Inc., Expires 05/15/2015, Strike Price $10.00	330	4,950
Humana, Inc., Expires 05/01/2015, Strike Price $187.50	6	30

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Humana, Inc., Expires 05/01/2015, Strike Price $190.00	18	$45
Humana, Inc., Expires 05/01/2015, Strike Price $192.50	2	5
Humana, Inc., Expires 05/01/2015, Strike Price $195.00	2	5
Humana, Inc., Expires 05/01/2015, Strike Price $197.50	2	5
Humana, Inc., Expires 05/01/2015, Strike Price $200.00	2	5
Humana, Inc., Expires 05/01/2015, Strike Price $202.50	8	20
Humana, Inc., Expires 05/01/2015, Strike Price $205.00	2	5
Humana, Inc., Expires 05/01/2015, Strike Price $207.50	4	10
Humana, Inc., Expires 05/01/2015, Strike Price $210.00	7	18
Humana, Inc., Expires 05/08/2015, Strike Price $185.00	2	25
Humana, Inc., Expires 05/08/2015, Strike Price $187.50	12	120
Humana, Inc., Expires 05/08/2015, Strike Price $190.00	8	60
Humana, Inc., Expires 05/08/2015, Strike Price $192.50	4	30
Humana, Inc., Expires 05/08/2015, Strike Price $195.00	8	40
Humana, Inc., Expires 05/08/2015, Strike Price $202.50	3	15
Humana, Inc., Expires 05/08/2015, Strike Price $205.00	2	10
Humana, Inc., Expires 05/08/2015, Strike Price $212.50	2	10
Intel Corp., Expires 05/01/2015, Strike Price $33.00	35	105
Intel Corp., Expires 05/01/2015, Strike Price $33.50	15	15
Intel Corp., Expires 05/01/2015, Strike Price $34.00	12	12
Intel Corp., Expires 05/01/2015, Strike Price $35.00	15	15
Intel Corp., Expires 05/08/2015, Strike Price $33.00	105	1,733
Intel Corp., Expires 05/08/2015, Strike Price $33.50	100	700
Intel Corp., Expires 05/08/2015, Strike Price $34.00	15	45
Intel Corp., Expires 05/08/2015, Strike Price $34.50	20	30
Intel Corp., Expires 05/08/2015, Strike Price $35.00	10	10
Intel Corp., Expires 05/08/2015, Strike Price $35.50	5	5
Intel Corp., Expires 05/15/2015, Strike Price $33.50	30	480
Intel Corp., Expires 05/15/2015, Strike Price $34.00	60	480
Intel Corp., Expires 05/22/2015, Strike Price $33.50	20	490
Intel Corp., Expires 05/22/2015, Strike Price $34.00	20	280
International Business Machines Corp., Expires 05/01/2015, Strike Price $172.50	4	170
International Business Machines Corp., Expires 05/01/2015, Strike Price $177.50	2	7
International Business Machines Corp., Expires 05/08/2015, Strike Price $177.50	8	160
International Business Machines Corp., Expires 05/08/2015, Strike Price $180.00	6	66
International Business Machines Corp., Expires 05/15/2015, Strike Price $175.00	2	165
International Business Machines Corp., Expires 05/15/2015, Strike Price $177.50	8	336
International Business Machines Corp., Expires 05/15/2015, Strike Price $180.00	4	84
International Business Machines Corp., Expires 05/15/2015, Strike Price $182.50	2	21
International Business Machines Corp., Expires 05/15/2015, Strike Price $185.00	22	132
International Business Machines Corp., Expires 05/22/2015, Strike Price $187.50	7	70
International Paper Co., Expires 05/01/2015, Strike Price $57.50	2	3
International Paper Co., Expires 05/01/2015, Strike Price $61.50	10	15
International Paper Co., Expires 05/01/2015, Strike Price $62.00	6	9
International Paper Co., Expires 05/08/2015, Strike Price $58.00	14	70
International Paper Co., Expires 05/08/2015, Strike Price $59.00	5	18
International Paper Co., Expires 05/08/2015, Strike Price $59.50	10	30
International Paper Co., Expires 05/08/2015, Strike Price $60.50	2	4
International Paper Co., Expires 05/08/2015, Strike Price $61.00	15	23
International Paper Co., Expires 05/08/2015, Strike Price $61.50	19	29
International Paper Co., Expires 05/08/2015, Strike Price $62.00	26	39
International Paper Co., Expires 05/08/2015, Strike Price $62.50	21	32
International Paper Co., Expires 05/08/2015, Strike Price $63.00	50	75
Intuitive Surgical, Inc., Expires 05/01/2015, Strike Price $580.00	1	70
Intuitive Surgical, Inc., Expires 05/01/2015, Strike Price $590.00	3	75
Intuitive Surgical, Inc., Expires 05/01/2015, Strike Price $600.00	3	105
Intuitive Surgical, Inc., Expires 05/01/2015, Strike Price $610.00	3	105
Intuitive Surgical, Inc., Expires 05/01/2015, Strike Price $620.00	1	88

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Intuitive Surgical, Inc., Expires 05/08/2015, Strike Price $560.00	3	$45
Intuitive Surgical, Inc., Expires 05/08/2015, Strike Price $570.00	1	78
Intuitive Surgical, Inc., Expires 05/08/2015, Strike Price $580.00	4	350
Intuitive Surgical, Inc., Expires 05/08/2015, Strike Price $590.00	4	360
Intuitive Surgical, Inc., Expires 05/08/2015, Strike Price $600.00	5	438
Japanese Yen Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $84.50	625	156,250
Japanese Yen Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $85.00	595	81,813
Japanese Yen Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $85.50	333	24,975
Johnson Controls, Inc., Expires 05/15/2015, Strike Price $52.50	61	1,525
Johnson Controls, Inc., Expires 05/15/2015, Strike Price $57.50	14	35
Joy Global, Inc., Expires 05/01/2015, Strike Price $40.50	35	6,703
Joy Global, Inc., Expires 05/01/2015, Strike Price $41.00	24	3,648
Joy Global, Inc., Expires 05/01/2015, Strike Price $41.50	25	2,875
Joy Global, Inc., Expires 05/08/2015, Strike Price $40.00	5	1,263
Joy Global, Inc., Expires 05/08/2015, Strike Price $40.50	5	1,123
Joy Global, Inc., Expires 05/08/2015, Strike Price $41.00	20	3,350
Joy Global, Inc., Expires 05/08/2015, Strike Price $41.50	29	3,640
Joy Global, Inc., Expires 05/08/2015, Strike Price $42.00	29	3,495
Joy Global, Inc., Expires 05/08/2015, Strike Price $42.50	23	2,024
Joy Global, Inc., Expires 05/08/2015, Strike Price $43.00	20	1,240
JPMorgan Chase & Co., Expires 05/01/2015, Strike Price $63.50	11	165
JPMorgan Chase & Co., Expires 05/01/2015, Strike Price $64.00	5	20
JPMorgan Chase & Co., Expires 05/01/2015, Strike Price $64.50	10	10
JPMorgan Chase & Co., Expires 05/01/2015, Strike Price $65.00	10	5
JPMorgan Chase & Co., Expires 05/01/2015, Strike Price $65.50	5	20
JPMorgan Chase & Co., Expires 05/08/2015, Strike Price $64.00	18	549
JPMorgan Chase & Co., Expires 05/08/2015, Strike Price $64.50	28	476
JPMorgan Chase & Co., Expires 05/08/2015, Strike Price $65.00	5	43
JPMorgan Chase & Co., Expires 05/08/2015, Strike Price $65.50	10	70
JPMorgan Chase & Co., Expires 05/08/2015, Strike Price $66.00	11	50
JPMorgan Chase & Co., Expires 05/08/2015, Strike Price $66.50	8	20
JPMorgan Chase & Co., Expires 05/15/2015, Strike Price $64.50	36	1,188
JPMorgan Chase & Co., Expires 05/15/2015, Strike Price $65.00	18	378
JPMorgan Chase & Co., Expires 05/15/2015, Strike Price $65.50	1	13
JPMorgan Chase & Co., Expires 05/22/2015, Strike Price $65.00	24	768
JPMorgan Chase & Co., Expires 05/22/2015, Strike Price $66.50	18	198
Juniper Networks, Inc., Expires 05/01/2015, Strike Price $25.00	80	11,400
Juniper Networks, Inc., Expires 05/01/2015, Strike Price $25.50	70	6,405
Juniper Networks, Inc., Expires 05/01/2015, Strike Price $26.00	80	3,800
Juniper Networks, Inc., Expires 05/01/2015, Strike Price $26.50	85	978
Juniper Networks, Inc., Expires 05/01/2015, Strike Price $27.00	10	45
Juniper Networks, Inc., Expires 05/08/2015, Strike Price $25.50	10	1,040
Juniper Networks, Inc., Expires 05/08/2015, Strike Price $26.00	10	635
Juniper Networks, Inc., Expires 05/08/2015, Strike Price $26.50	50	1,675
Juniper Networks, Inc., Expires 05/08/2015, Strike Price $27.00	20	310
Juniper Networks, Inc., Expires 05/08/2015, Strike Price $27.50	10	70
Juniper Networks, Inc., Expires 05/15/2015, Strike Price $27.50	20	290
Juniper Networks, Inc., Expires 05/22/2015, Strike Price $27.50	10	225
Juniper Networks, Inc., Expires 05/22/2015, Strike Price $28.00	40	540
Juniper Networks, Inc., Expires 05/22/2015, Strike Price $28.50	10	100
Keurig Green Mountain, Inc., Expires 05/01/2015, Strike Price $116.00	9	990
Keurig Green Mountain, Inc., Expires 05/01/2015, Strike Price $118.00	3	115
Keurig Green Mountain, Inc., Expires 05/01/2015, Strike Price $123.00	3	27
Keurig Green Mountain, Inc., Expires 05/01/2015, Strike Price $124.00	3	49
Keurig Green Mountain, Inc., Expires 05/01/2015, Strike Price $126.00	3	49
Keurig Green Mountain, Inc., Expires 05/01/2015, Strike Price $130.00	3	7
Keurig Green Mountain, Inc., Expires 05/01/2015, Strike Price $131.00	15	135
Keurig Green Mountain, Inc., Expires 05/01/2015, Strike Price $132.00	3	7

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Keurig Green Mountain, Inc., Expires 05/08/2015, Strike Price $117.00	3	$1,530
Keurig Green Mountain, Inc., Expires 05/08/2015, Strike Price $120.00	3	1,147
Keurig Green Mountain, Inc., Expires 05/08/2015, Strike Price $121.00	9	3,105
Keurig Green Mountain, Inc., Expires 05/08/2015, Strike Price $122.00	6	1,860
Keurig Green Mountain, Inc., Expires 05/08/2015, Strike Price $123.00	7	1,946
Keurig Green Mountain, Inc., Expires 05/08/2015, Strike Price $124.00	6	1,527
Keurig Green Mountain, Inc., Expires 05/08/2015, Strike Price $125.00	8	1,804
Keurig Green Mountain, Inc., Expires 05/08/2015, Strike Price $126.00	9	1,831
Keurig Green Mountain, Inc., Expires 05/08/2015, Strike Price $131.00	3	330
Keurig Green Mountain, Inc., Expires 05/08/2015, Strike Price $135.00	3	204
Keurig Green Mountain, Inc., Expires 05/15/2015, Strike Price $120.00	3	1,365
Keurig Green Mountain, Inc., Expires 05/15/2015, Strike Price $121.00	3	1,245
Kinder Morgan, Inc., Expires 05/01/2015, Strike Price $43.50	127	572
Kinder Morgan, Inc., Expires 05/08/2015, Strike Price $44.00	56	588
Kinder Morgan, Inc., Expires 05/15/2015, Strike Price $44.50	24	276
Kinder Morgan, Inc., Expires 05/15/2015, Strike Price $45.00	8	60
Kinder Morgan, Inc., Expires 05/22/2015, Strike Price $44.50	80	1,400
Kinder Morgan, Inc., Expires 05/22/2015, Strike Price $45.00	24	264
Kinder Morgan, Inc., Expires 05/22/2015, Strike Price $45.50	8	76
Kohls Corp., Expires 05/15/2015, Strike Price $75.00	52	4,160
Kohls Corp., Expires 05/15/2015, Strike Price $77.50	75	2,625
Kohls Corp., Expires 05/15/2015, Strike Price $80.00	35	525
Lam Research Corp., Expires 05/15/2015, Strike Price $80.00	111	2,775
Lam Research Corp., Expires 05/15/2015, Strike Price $82.50	86	645
Lean Hogs Future, May 2015 Settlement, Expires 05/14/2015, Strike Price $73.00 (a)	6	10,380
Lean Hogs Future, June 2015 Settlement, Expires 06/12/2015, Strike Price $78.00 (a)	530	996,400
Lean Hogs Future, June 2015 Settlement, Expires 06/12/2015, Strike Price $80.00 (a)	555	754,800
Lean Hogs Future, June 2015 Settlement, Expires 06/12/2015, Strike Price $82.00 (a)	300	282,000
Lennar Corp., Expires 05/15/2015, Strike Price $48.00	148	4,218
Lennar Corp., Expires 05/15/2015, Strike Price $49.00	24	348
Lennar Corp., Expires 05/15/2015, Strike Price $50.00	76	570
Lennar Corp., Expires 05/15/2015, Strike Price $52.50	21	74
Lennar Corp., Expires 05/15/2015, Strike Price $55.00	7	28
Live Cattle Future, June 2015 Settlement, Expires 05/01/2015, Strike Price $151.00 (a)	120	9,600
Live Cattle Future, June 2015 Settlement, Expires 05/01/2015, Strike Price $152.00 (a)	193	5,790
Live Cattle Future, June 2015 Settlement, Expires 05/01/2015, Strike Price $153.00 (a)	10	200
LyondellBasell Industries NV, Expires 05/15/2015, Strike Price $100.00	88	37,840
Macerich Co., Expires 05/15/2015, Strike Price $85.00	32	2,480
Macerich Co., Expires 05/15/2015, Strike Price $90.00	185	5,088
Macerich Co., Expires 05/15/2015, Strike Price $95.00	84	1,260
Macy’s, Inc., Expires 05/15/2015, Strike Price $67.50	14	840
Macy’s, Inc., Expires 05/15/2015, Strike Price $70.00	127	2,731
Macy’s, Inc., Expires 05/15/2015, Strike Price $72.50	39	293
Macy’s, Inc., Expires 05/15/2015, Strike Price $75.00	5	23
Macy’s, Inc., Expires 05/15/2015, Strike Price $77.50	5	13
Mallinckrodt PLC, Expires 05/01/2015, Strike Price $145.00	3	23
Mallinckrodt PLC, Expires 05/08/2015, Strike Price $135.00	18	225
Mallinckrodt PLC, Expires 05/08/2015, Strike Price $138.00	3	38
Mallinckrodt PLC, Expires 05/08/2015, Strike Price $139.00	6	75
Mallinckrodt PLC, Expires 05/08/2015, Strike Price $142.00	9	113
Mallinckrodt PLC, Expires 05/08/2015, Strike Price $143.00	21	263
Mallinckrodt PLC, Expires 05/08/2015, Strike Price $144.00	18	225
Mallinckrodt PLC, Expires 05/08/2015, Strike Price $145.00	27	338
Mallinckrodt PLC, Expires 05/08/2015, Strike Price $146.00	6	75
Mallinckrodt PLC, Expires 05/08/2015, Strike Price $147.00	12	150
Mallinckrodt PLC, Expires 05/08/2015, Strike Price $148.00	24	300
Marathon Oil Corp., Expires 05/01/2015, Strike Price $30.50	40	2,620
Marathon Oil Corp., Expires 05/01/2015, Strike Price $31.00	40	1,120

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Marathon Oil Corp., Expires 05/01/2015, Strike Price $31.50	40	$320
Marathon Oil Corp., Expires 05/01/2015, Strike Price $32.00	30	135
Marathon Oil Corp., Expires 05/08/2015, Strike Price $30.50	30	2,835
Marathon Oil Corp., Expires 05/08/2015, Strike Price $31.00	30	1,920
Marathon Oil Corp., Expires 05/08/2015, Strike Price $31.50	40	1,640
Marathon Oil Corp., Expires 05/08/2015, Strike Price $32.00	50	1,175
Marathon Oil Corp., Expires 05/08/2015, Strike Price $32.50	30	390
Marathon Oil Corp., Expires 05/08/2015, Strike Price $33.00	20	150
Marathon Oil Corp., Expires 05/15/2015, Strike Price $32.50	20	460
Marathon Oil Corp., Expires 05/15/2015, Strike Price $33.00	10	145
Marathon Oil Corp., Expires 05/15/2015, Strike Price $33.50	20	170
Marathon Oil Corp., Expires 05/15/2015, Strike Price $34.00	30	150
Marathon Oil Corp., Expires 05/22/2015, Strike Price $32.50	20	600
Marathon Oil Corp., Expires 05/22/2015, Strike Price $33.00	10	200
Marathon Oil Corp., Expires 05/22/2015, Strike Price $33.50	19	285
Marathon Oil Corp., Expires 05/22/2015, Strike Price $34.50	21	116
Marathon Petroleum Corp., Expires 05/01/2015, Strike Price $106.00	4	50
Marathon Petroleum Corp., Expires 05/01/2015, Strike Price $107.00	16	80
Marathon Petroleum Corp., Expires 05/01/2015, Strike Price $108.00	8	60
Marathon Petroleum Corp., Expires 05/01/2015, Strike Price $109.00	8	160
Marathon Petroleum Corp., Expires 05/01/2015, Strike Price $110.00	8	160
Marathon Petroleum Corp., Expires 05/01/2015, Strike Price $111.00	16	320
Marathon Petroleum Corp., Expires 05/01/2015, Strike Price $112.00	12	240
Marathon Petroleum Corp., Expires 05/01/2015, Strike Price $113.00	5	100
Marathon Petroleum Corp., Expires 05/01/2015, Strike Price $114.00	8	160
Marathon Petroleum Corp., Expires 05/01/2015, Strike Price $115.00	4	80
Marathon Petroleum Corp., Expires 05/08/2015, Strike Price $103.00	4	140
Marathon Petroleum Corp., Expires 05/08/2015, Strike Price $104.00	4	140
Marathon Petroleum Corp., Expires 05/08/2015, Strike Price $107.00	10	175
Marathon Petroleum Corp., Expires 05/08/2015, Strike Price $108.00	4	90
Marathon Petroleum Corp., Expires 05/08/2015, Strike Price $109.00	6	135
Marathon Petroleum Corp., Expires 05/08/2015, Strike Price $110.00	19	143
Marathon Petroleum Corp., Expires 05/08/2015, Strike Price $111.00	8	160
Marathon Petroleum Corp., Expires 05/08/2015, Strike Price $112.00	14	280
Marathon Petroleum Corp., Expires 05/08/2015, Strike Price $113.00	9	180
Marathon Petroleum Corp., Expires 05/08/2015, Strike Price $114.00	6	120
Marathon Petroleum Corp., Expires 05/08/2015, Strike Price $115.00	4	80
Masco Corp., Expires 05/15/2015, Strike Price $27.00	122	4,575
Masco Corp., Expires 05/15/2015, Strike Price $28.00	20	250
Masco Corp., Expires 05/15/2015, Strike Price $29.00	10	50
Mastercard, Inc., Expires 05/01/2015, Strike Price $91.50	20	360
Mastercard, Inc., Expires 05/01/2015, Strike Price $92.00	1	12
Mastercard, Inc., Expires 05/01/2015, Strike Price $92.50	4	40
Mastercard, Inc., Expires 05/01/2015, Strike Price $93.00	12	78
Mastercard, Inc., Expires 05/01/2015, Strike Price $93.50	4	20
Mastercard, Inc., Expires 05/01/2015, Strike Price $94.00	4	12
Mastercard, Inc., Expires 05/01/2015, Strike Price $95.00	28	28
Mastercard, Inc., Expires 05/01/2015, Strike Price $95.50	8	104
Mastercard, Inc., Expires 05/01/2015, Strike Price $99.00	12	156
Mastercard, Inc., Expires 05/01/2015, Strike Price $100.00	8	4
Mastercard, Inc., Expires 05/08/2015, Strike Price $95.00	4	48
Mastercard, Inc., Expires 05/15/2015, Strike Price $93.50	12	474
Mastercard, Inc., Expires 05/15/2015, Strike Price $94.50	4	98
Mastercard, Inc., Expires 05/15/2015, Strike Price $95.00	4	78
Mastercard, Inc., Expires 05/15/2015, Strike Price $95.50	8	124
Mastercard, Inc., Expires 05/15/2015, Strike Price $96.00	4	52
Mastercard, Inc., Expires 05/15/2015, Strike Price $100.00	5	20
Mattel, Inc., Expires 05/15/2015, Strike Price $28.00	210	14,700

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Mattel, Inc., Expires 05/15/2015, Strike Price $29.00	50	$1,500
McDonalds Corp., Expires 05/01/2015, Strike Price $99.00	9	50
McDonalds Corp., Expires 05/01/2015, Strike Price $99.50	20	90
McDonalds Corp., Expires 05/01/2015, Strike Price $100.00	12	18
McDonalds Corp., Expires 05/01/2015, Strike Price $101.00	28	126
McDonalds Corp., Expires 05/01/2015, Strike Price $102.00	20	100
McDonalds Corp., Expires 05/01/2015, Strike Price $103.00	20	340
Medtronic PLC, Expires 05/01/2015, Strike Price $77.00	15	98
Medtronic PLC, Expires 05/01/2015, Strike Price $77.50	10	50
Medtronic PLC, Expires 05/01/2015, Strike Price $79.50	5	10
Medtronic PLC, Expires 05/08/2015, Strike Price $77.50	5	48
Medtronic PLC, Expires 05/08/2015, Strike Price $78.00	5	53
Medtronic PLC, Expires 05/08/2015, Strike Price $78.50	15	113
Medtronic PLC, Expires 05/08/2015, Strike Price $79.00	5	33
Medtronic PLC, Expires 05/15/2015, Strike Price $78.00	5	75
Medtronic PLC, Expires 05/15/2015, Strike Price $78.50	30	315
Medtronic PLC, Expires 05/15/2015, Strike Price $79.00	45	405
Medtronic PLC, Expires 05/15/2015, Strike Price $79.50	25	163
Medtronic PLC, Expires 05/15/2015, Strike Price $80.50	10	35
Medtronic PLC, Expires 05/22/2015, Strike Price $78.00	10	345
Medtronic PLC, Expires 05/22/2015, Strike Price $78.50	20	520
Medtronic PLC, Expires 05/22/2015, Strike Price $79.00	25	488
Medtronic PLC, Expires 05/22/2015, Strike Price $79.50	15	248
Medtronic PLC, Expires 05/22/2015, Strike Price $80.00	5	73
Medtronic PLC, Expires 05/22/2015, Strike Price $81.00	15	105
Medtronic PLC, Expires 05/22/2015, Strike Price $81.50	10	70
Medtronic PLC, Expires 05/22/2015, Strike Price $82.00	9	63
Merck & Co., Inc., Expires 05/01/2015, Strike Price $58.50	24	2,676
Merck & Co., Inc., Expires 05/01/2015, Strike Price $59.00	36	2,376
Merck & Co., Inc., Expires 05/01/2015, Strike Price $59.50	12	366
Merck & Co., Inc., Expires 05/08/2015, Strike Price $59.00	12	1,170
Merck & Co., Inc., Expires 05/08/2015, Strike Price $60.50	6	171
Merck & Co., Inc., Expires 05/08/2015, Strike Price $61.50	36	378
Merck & Co., Inc., Expires 05/15/2015, Strike Price $59.50	6	552
Merck & Co., Inc., Expires 05/15/2015, Strike Price $60.00	12	828
Merck & Co., Inc., Expires 05/15/2015, Strike Price $60.50	18	882
Merck & Co., Inc., Expires 05/15/2015, Strike Price $61.00	6	207
Merck & Co., Inc., Expires 05/15/2015, Strike Price $61.50	6	138
Merck & Co., Inc., Expires 05/15/2015, Strike Price $62.50	18	216
Merck & Co., Inc., Expires 05/15/2015, Strike Price $63.00	6	51
Merck & Co., Inc., Expires 05/22/2015, Strike Price $59.50	6	660
Merck & Co., Inc., Expires 05/22/2015, Strike Price $60.00	6	513
Merck & Co., Inc., Expires 05/22/2015, Strike Price $60.50	6	390
Merck & Co., Inc., Expires 05/22/2015, Strike Price $61.00	18	882
Merck & Co., Inc., Expires 05/22/2015, Strike Price $63.00	6	90
MetLife, Inc., Expires 05/01/2015, Strike Price $51.50	63	1,071
MetLife, Inc., Expires 05/01/2015, Strike Price $53.00	21	126
MetLife, Inc., Expires 05/08/2015, Strike Price $53.50	14	189
MetLife, Inc., Expires 05/08/2015, Strike Price $54.50	7	77
MetLife, Inc., Expires 05/15/2015, Strike Price $52.50	14	553
MetLife, Inc., Expires 05/15/2015, Strike Price $53.00	14	399
MetLife, Inc., Expires 05/15/2015, Strike Price $54.00	17	340
MetLife, Inc., Expires 05/15/2015, Strike Price $54.50	13	182
MetLife, Inc., Expires 05/15/2015, Strike Price $55.00	7	70
MetLife, Inc., Expires 05/15/2015, Strike Price $55.50	14	112
MetLife, Inc., Expires 05/15/2015, Strike Price $56.00	7	49
MetLife, Inc., Expires 05/15/2015, Strike Price $56.50	28	196
MetLife, Inc., Expires 05/22/2015, Strike Price $54.00	1	25

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
MetLife, Inc., Expires 05/22/2015, Strike Price $54.50	35	$683
MetLife, Inc., Expires 05/22/2015, Strike Price $55.00	14	217
MetLife, Inc., Expires 05/22/2015, Strike Price $55.50	49	539
MetLife, Inc., Expires 05/22/2015, Strike Price $56.00	28	238
MetLife, Inc., Expires 05/22/2015, Strike Price $56.50	14	105
MetLife, Inc., Expires 05/22/2015, Strike Price $57.00	7	49
Michael Kors Holdings Ltd., Expires 05/01/2015, Strike Price $67.00	35	350
Michael Kors Holdings Ltd., Expires 05/01/2015, Strike Price $68.00	2	20
Michael Kors Holdings Ltd., Expires 05/01/2015, Strike Price $68.50	20	200
Michael Kors Holdings Ltd., Expires 05/01/2015, Strike Price $69.00	5	25
Michael Kors Holdings Ltd., Expires 05/01/2015, Strike Price $70.50	1	10
Michael Kors Holdings Ltd., Expires 05/01/2015, Strike Price $71.00	1	10
Michael Kors Holdings Ltd., Expires 05/01/2015, Strike Price $72.00	1	10
Michael Kors Holdings Ltd., Expires 05/01/2015, Strike Price $72.50	1	10
Michael Kors Holdings Ltd., Expires 05/01/2015, Strike Price $73.00	2	20
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $65.50	20	250
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $66.50	12	180
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $67.50	16	160
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $68.00	20	300
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $68.50	5	50
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $69.00	24	240
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $70.00	20	250
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $71.50	4	40
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $73.50	1	10
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $74.00	1	10
Michael Kors Holdings Ltd., Expires 05/08/2015, Strike Price $74.50	2	25
Michael Kors Holdings Ltd., Expires 05/15/2015, Strike Price $68.00	6	30
Michael Kors Holdings Ltd., Expires 05/15/2015, Strike Price $68.50	6	30
Michael Kors Holdings Ltd., Expires 05/15/2015, Strike Price $69.00	18	45
Michael Kors Holdings Ltd., Expires 05/15/2015, Strike Price $70.50	6	15
Michael Kors Holdings Ltd., Expires 05/15/2015, Strike Price $71.00	2	5
Michael Kors Holdings Ltd., Expires 05/22/2015, Strike Price $67.50	6	150
Michael Kors Holdings Ltd., Expires 05/22/2015, Strike Price $68.00	6	165
Microchip Technology, Inc., Expires 05/15/2015, Strike Price $49.00	98	6,860
Microchip Technology, Inc., Expires 05/15/2015, Strike Price $50.00	97	3,880
Micron Technology, Inc., Expires 05/01/2015, Strike Price $29.00	15	38
Micron Technology, Inc., Expires 05/01/2015, Strike Price $29.50	55	83
Micron Technology, Inc., Expires 05/01/2015, Strike Price $30.00	20	30
Micron Technology, Inc., Expires 05/01/2015, Strike Price $30.50	10	10
Micron Technology, Inc., Expires 05/08/2015, Strike Price $29.00	70	1,400
Micron Technology, Inc., Expires 05/08/2015, Strike Price $29.50	75	713
Micron Technology, Inc., Expires 05/08/2015, Strike Price $30.00	70	315
Micron Technology, Inc., Expires 05/08/2015, Strike Price $30.50	5	10
Micron Technology, Inc., Expires 05/08/2015, Strike Price $31.00	18	18
Micron Technology, Inc., Expires 05/15/2015, Strike Price $30.00	20	250
Micron Technology, Inc., Expires 05/15/2015, Strike Price $31.50	63	158
Micron Technology, Inc., Expires 05/15/2015, Strike Price $32.00	10	15
Microsoft Corp., Expires 05/01/2015, Strike Price $48.50	64	2,368
Microsoft Corp., Expires 05/01/2015, Strike Price $49.00	72	1,008
Microsoft Corp., Expires 05/01/2015, Strike Price $49.50	66	330
Microsoft Corp., Expires 05/08/2015, Strike Price $50.00	3	48
Microsoft Corp., Expires 05/08/2015, Strike Price $50.50	3	32
Microsoft Corp., Expires 05/22/2015, Strike Price $50.50	14	343
Microsoft Corp., Expires 05/22/2015, Strike Price $51.50	3	35
Mohawk Industries, Inc., Expires 05/15/2015, Strike Price $185.00	10	1,000
Mohawk Industries, Inc., Expires 05/15/2015, Strike Price $190.00	26	1,105
Mohawk Industries, Inc., Expires 05/15/2015, Strike Price $195.00	8	220
Mohawk Industries, Inc., Expires 05/15/2015, Strike Price $200.00	16	320

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Molson Coors Brewing Co., Expires 05/15/2015, Strike Price $80.00	177	$5,310
Molson Coors Brewing Co., Expires 05/15/2015, Strike Price $82.50	140	2,450
Molson Coors Brewing Co., Expires 05/15/2015, Strike Price $85.00	10	150
Molson Coors Brewing Co., Expires 05/15/2015, Strike Price $90.00	15	38
Monster Beverage Corp., Expires 05/01/2015, Strike Price $149.00	3	15
Monster Beverage Corp., Expires 05/01/2015, Strike Price $150.00	3	15
Monster Beverage Corp., Expires 05/08/2015, Strike Price $141.00	6	1,665
Monster Beverage Corp., Expires 05/08/2015, Strike Price $143.00	6	1,260
Monster Beverage Corp., Expires 05/08/2015, Strike Price $146.00	3	413
Monster Beverage Corp., Expires 05/08/2015, Strike Price $147.00	3	353
Monster Beverage Corp., Expires 05/08/2015, Strike Price $148.00	6	600
Monster Beverage Corp., Expires 05/08/2015, Strike Price $149.00	6	525
Monster Beverage Corp., Expires 05/08/2015, Strike Price $150.00	15	1,088
Monster Beverage Corp., Expires 05/08/2015, Strike Price $152.50	12	600
Monster Beverage Corp., Expires 05/08/2015, Strike Price $155.00	9	315
Monster Beverage Corp., Expires 05/08/2015, Strike Price $157.50	6	150
Monster Beverage Corp., Expires 05/08/2015, Strike Price $160.00	3	53
Monster Beverage Corp., Expires 05/15/2015, Strike Price $145.00	3	578
Monster Beverage Corp., Expires 05/15/2015, Strike Price $148.00	3	390
Monster Beverage Corp., Expires 05/15/2015, Strike Price $149.00	3	345
Monster Beverage Corp., Expires 05/15/2015, Strike Price $152.50	3	210
Monster Beverage Corp., Expires 05/15/2015, Strike Price $155.00	3	158
Monster Beverage Corp., Expires 05/22/2015, Strike Price $143.00	6	1,725
Monster Beverage Corp., Expires 05/22/2015, Strike Price $165.00	3	60
Morgan Stanley, Expires 05/01/2015, Strike Price $38.00	49	221
Morgan Stanley, Expires 05/08/2015, Strike Price $38.50	58	406
Morgan Stanley, Expires 05/15/2015, Strike Price $38.50	70	1,085
Morgan Stanley, Expires 05/15/2015, Strike Price $39.00	20	160
Morgan Stanley, Expires 05/22/2015, Strike Price $38.50	140	3,290
Morgan Stanley, Expires 05/22/2015, Strike Price $39.00	33	446
Morgan Stanley, Expires 05/22/2015, Strike Price $39.50	130	975
Mosaic Co., Expires 05/01/2015, Strike Price $45.50	16	104
Mosaic Co., Expires 05/01/2015, Strike Price $46.00	16	88
Mosaic Co., Expires 05/01/2015, Strike Price $47.00	8	44
Mosaic Co., Expires 05/08/2015, Strike Price $45.50	32	256
Mosaic Co., Expires 05/08/2015, Strike Price $46.50	40	260
Mosaic Co., Expires 05/15/2015, Strike Price $46.00	24	312
Mosaic Co., Expires 05/15/2015, Strike Price $46.50	56	504
Mosaic Co., Expires 05/15/2015, Strike Price $47.00	40	280
Mosaic Co., Expires 05/22/2015, Strike Price $46.00	48	720
Mosaic Co., Expires 05/22/2015, Strike Price $46.50	8	120
Mosaic Co., Expires 05/22/2015, Strike Price $47.00	32	800
Mosaic Co., Expires 05/22/2015, Strike Price $47.50	24	300
Mosaic Co., Expires 05/22/2015, Strike Price $48.00	40	1,000
Mosaic Co., Expires 05/22/2015, Strike Price $48.50	8	200
Mosaic Co., Expires 05/22/2015, Strike Price $49.00	8	200
Mylan NV, Expires 05/01/2015, Strike Price $80.50	15	83
Mylan NV, Expires 05/15/2015, Strike Price $72.50	5	1,413
Mylan NV, Expires 05/15/2015, Strike Price $75.00	25	4,525
Mylan NV, Expires 05/15/2015, Strike Price $77.50	10	1,155
Mylan NV, Expires 05/15/2015, Strike Price $80.00	25	1,825
Mylan NV, Expires 05/15/2015, Strike Price $83.00	10	545
Mylan NV, Expires 05/15/2015, Strike Price $83.50	5	215
Mylan NV, Expires 05/15/2015, Strike Price $84.00	10	385
Mylan NV, Expires 05/15/2015, Strike Price $84.50	10	355
Mylan NV, Expires 05/15/2015, Strike Price $85.00	40	1,340
National Oilwell Varco, Inc., Expires 05/01/2015, Strike Price $56.00	21	84
National Oilwell Varco, Inc., Expires 05/01/2015, Strike Price $56.50	6	30

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
National Oilwell Varco, Inc., Expires 05/01/2015, Strike Price $57.00	1	$5
National Oilwell Varco, Inc., Expires 05/01/2015, Strike Price $57.50	26	117
National Oilwell Varco, Inc., Expires 05/01/2015, Strike Price $58.00	36	162
National Oilwell Varco, Inc., Expires 05/01/2015, Strike Price $59.00	24	120
National Oilwell Varco, Inc., Expires 05/01/2015, Strike Price $59.50	5	5
National Oilwell Varco, Inc., Expires 05/01/2015, Strike Price $60.50	11	55
National Oilwell Varco, Inc., Expires 05/01/2015, Strike Price $61.00	1	3
National Oilwell Varco, Inc., Expires 05/01/2015, Strike Price $61.50	5	25
National Oilwell Varco, Inc., Expires 05/08/2015, Strike Price $55.50	25	1,388
National Oilwell Varco, Inc., Expires 05/08/2015, Strike Price $56.00	5	203
National Oilwell Varco, Inc., Expires 05/08/2015, Strike Price $56.50	30	855
National Oilwell Varco, Inc., Expires 05/08/2015, Strike Price $57.00	10	200
National Oilwell Varco, Inc., Expires 05/08/2015, Strike Price $57.50	11	154
National Oilwell Varco, Inc., Expires 05/08/2015, Strike Price $58.00	17	153
National Oilwell Varco, Inc., Expires 05/08/2015, Strike Price $58.50	29	160
National Oilwell Varco, Inc., Expires 05/08/2015, Strike Price $59.00	10	50
National Oilwell Varco, Inc., Expires 05/08/2015, Strike Price $59.50	12	66
National Oilwell Varco, Inc., Expires 05/08/2015, Strike Price $60.50	24	120
National Oilwell Varco, Inc., Expires 05/08/2015, Strike Price $62.00	1	5
National Oilwell Varco, Inc., Expires 05/22/2015, Strike Price $57.50	6	300
National Oilwell Varco, Inc., Expires 05/22/2015, Strike Price $60.00	12	192
National Oilwell Varco, Inc., Expires 05/22/2015, Strike Price $61.00	6	60
National Oilwell Varco, Inc., Expires 05/22/2015, Strike Price $61.50	12	78
National Oilwell Varco, Inc., Expires 05/22/2015, Strike Price $62.00	42	252
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.65 (a)	145	249,400
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.70 (a)	145	207,350
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.75 (a)	160	187,200
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.85 (a)	180	136,800
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.90 (a)	200	99,908
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.95 (a)	180	70,167
NetApp, Inc., Expires 05/01/2015, Strike Price $36.50	1	10
NetApp, Inc., Expires 05/01/2015, Strike Price $37.00	15	90
NetApp, Inc., Expires 05/08/2015, Strike Price $36.50	21	767
NetApp, Inc., Expires 05/08/2015, Strike Price $37.00	55	1,128
NetApp, Inc., Expires 05/08/2015, Strike Price $37.50	68	782
NetApp, Inc., Expires 05/08/2015, Strike Price $38.00	10	85
NetApp, Inc., Expires 05/08/2015, Strike Price $38.50	5	38
NetApp, Inc., Expires 05/08/2015, Strike Price $39.00	15	105
NetApp, Inc., Expires 05/08/2015, Strike Price $39.50	15	105
NetApp, Inc., Expires 05/08/2015, Strike Price $40.00	10	65
NetApp, Inc., Expires 05/08/2015, Strike Price $40.50	10	250
NetApp, Inc., Expires 05/08/2015, Strike Price $41.00	10	250
NetApp, Inc., Expires 05/08/2015, Strike Price $41.50	5	125
Netflix, Inc., Expires 05/01/2015, Strike Price $520.00	2	7,405
Netflix, Inc., Expires 05/01/2015, Strike Price $572.50	1	12
Netflix, Inc., Expires 05/01/2015, Strike Price $575.00	1	16
Netflix, Inc., Expires 05/01/2015, Strike Price $577.50	1	7
Netflix, Inc., Expires 05/01/2015, Strike Price $580.00	1	8
Netflix, Inc., Expires 05/01/2015, Strike Price $600.00	2	4
Netflix, Inc., Expires 05/08/2015, Strike Price $590.00	1	62
Netflix, Inc., Expires 05/08/2015, Strike Price $600.00	1	30
Netflix, Inc., Expires 05/15/2015, Strike Price $582.50	1	330
Netflix, Inc., Expires 05/15/2015, Strike Price $585.00	1	288
Netflix, Inc., Expires 05/15/2015, Strike Price $587.50	1	252
Netflix, Inc., Expires 05/15/2015, Strike Price $590.00	1	219
Netflix, Inc., Expires 05/15/2015, Strike Price $592.50	1	192
Netflix, Inc., Expires 05/15/2015, Strike Price $595.00	1	168
Netflix, Inc., Expires 05/15/2015, Strike Price $597.50	2	294

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Netflix, Inc., Expires 05/15/2015, Strike Price $600.00	1	$129
Netflix, Inc., Expires 05/15/2015, Strike Price $602.50	2	226
Netflix, Inc., Expires 05/15/2015, Strike Price $610.00	1	76
Netflix, Inc., Expires 05/15/2015, Strike Price $630.00	3	90
Newfield Exploration Co., Expires 05/15/2015, Strike Price $42.00	274	12,330
Newfield Exploration Co., Expires 05/15/2015, Strike Price $43.00	1	25
Newmont Mining Corp., Expires 05/01/2015, Strike Price $23.50	53	14,602
Newmont Mining Corp., Expires 05/01/2015, Strike Price $24.00	40	9,940
Newmont Mining Corp., Expires 05/01/2015, Strike Price $24.50	30	4,620
Newmont Mining Corp., Expires 05/01/2015, Strike Price $25.00	5	735
Newmont Mining Corp., Expires 05/01/2015, Strike Price $25.50	5	490
Newmont Mining Corp., Expires 05/08/2015, Strike Price $23.50	40	12,080
Newmont Mining Corp., Expires 05/08/2015, Strike Price $24.00	45	11,363
Newmont Mining Corp., Expires 05/08/2015, Strike Price $24.50	83	16,725
Newmont Mining Corp., Expires 05/08/2015, Strike Price $25.00	50	7,725
Newmont Mining Corp., Expires 05/08/2015, Strike Price $25.50	30	3,255
Newmont Mining Corp., Expires 05/08/2015, Strike Price $26.00	10	750
Newmont Mining Corp., Expires 05/15/2015, Strike Price $28.00	1	20
Newmont Mining Corp., Expires 05/22/2015, Strike Price $25.50	20	2,870
Newmont Mining Corp., Expires 05/22/2015, Strike Price $26.00	19	2,109
Newmont Mining Corp., Expires 05/22/2015, Strike Price $26.50	20	1,690
Newmont Mining Corp., Expires 05/22/2015, Strike Price $28.50	10	200
Newmont Mining Corp., Expires 05/22/2015, Strike Price $29.50	10	80
Nielsen NV, Expires 05/15/2015, Strike Price $46.00	56	1,540
Nielsen NV, Expires 05/15/2015, Strike Price $47.00	72	1,080
Nielsen NV, Expires 05/15/2015, Strike Price $48.00	55	825
Nielsen NV, Expires 05/15/2015, Strike Price $49.00	24	360
Nike, Inc., Expires 05/01/2015, Strike Price $102.00	4	16
Nike, Inc., Expires 05/01/2015, Strike Price $103.00	68	136
Nike, Inc., Expires 05/01/2015, Strike Price $104.00	72	180
Nike, Inc., Expires 05/08/2015, Strike Price $102.00	4	56
Nike, Inc., Expires 05/08/2015, Strike Price $103.00	20	220
Nike, Inc., Expires 05/22/2015, Strike Price $109.00	16	48
Nike, Inc., Expires 05/22/2015, Strike Price $110.00	8	16
Noble Corp. PLC, Expires 05/01/2015, Strike Price $17.00	50	1,650
Noble Corp. PLC, Expires 05/01/2015, Strike Price $17.50	70	770
Noble Corp. PLC, Expires 05/01/2015, Strike Price $18.00	110	275
Noble Corp. PLC, Expires 05/01/2015, Strike Price $19.00	10	20
Noble Corp. PLC, Expires 05/08/2015, Strike Price $17.00	10	585
Noble Corp. PLC, Expires 05/08/2015, Strike Price $17.50	10	365
Noble Corp. PLC, Expires 05/08/2015, Strike Price $18.00	15	285
Noble Corp. PLC, Expires 05/08/2015, Strike Price $18.50	85	468
Noble Corp. PLC, Expires 05/08/2015, Strike Price $19.00	35	140
Norfolk Southern Corp., Expires 05/01/2015, Strike Price $108.00	40	400
Norfolk Southern Corp., Expires 05/01/2015, Strike Price $110.00	24	60
Norfolk Southern Corp., Expires 05/01/2015, Strike Price $111.00	28	280
Norfolk Southern Corp., Expires 05/01/2015, Strike Price $112.00	24	180
Norfolk Southern Corp., Expires 05/01/2015, Strike Price $113.00	12	90
Norfolk Southern Corp., Expires 05/01/2015, Strike Price $114.00	1	10
Norfolk Southern Corp., Expires 05/15/2015, Strike Price $110.00	8	40
Norfolk Southern Corp., Expires 05/15/2015, Strike Price $112.00	8	20
Norfolk Southern Corp., Expires 05/15/2015, Strike Price $113.00	8	20
Norfolk Southern Corp., Expires 05/15/2015, Strike Price $115.00	8	20
Norfolk Southern Corp., Expires 05/15/2015, Strike Price $116.00	4	10
Norfolk Southern Corp., Expires 05/15/2015, Strike Price $117.00	24	60
Norfolk Southern Corp., Expires 05/15/2015, Strike Price $120.00	4	10
Norfolk Southern Corp., Expires 05/22/2015, Strike Price $110.00	4	40
Norfolk Southern Corp., Expires 05/22/2015, Strike Price $111.00	8	40

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Norfolk Southern Corp., Expires 05/22/2015, Strike Price $112.00	8	$40
Norfolk Southern Corp., Expires 05/22/2015, Strike Price $114.00	4	10
Norfolk Southern Corp., Expires 05/22/2015, Strike Price $115.00	4	10
Norfolk Southern Corp., Expires 05/22/2015, Strike Price $116.00	4	10
Norfolk Southern Corp., Expires 05/22/2015, Strike Price $117.00	4	10
Nucor Corp., Expires 05/01/2015, Strike Price $49.00	25	513
Nucor Corp., Expires 05/01/2015, Strike Price $49.50	35	420
Nucor Corp., Expires 05/01/2015, Strike Price $50.00	41	308
Nucor Corp., Expires 05/01/2015, Strike Price $50.50	9	50
Nucor Corp., Expires 05/01/2015, Strike Price $51.00	5	25
Nucor Corp., Expires 05/01/2015, Strike Price $51.50	5	25
Nucor Corp., Expires 05/08/2015, Strike Price $49.00	42	2,793
Nucor Corp., Expires 05/08/2015, Strike Price $49.50	15	600
Nucor Corp., Expires 05/08/2015, Strike Price $50.00	14	357
Nucor Corp., Expires 05/08/2015, Strike Price $50.50	5	83
Nucor Corp., Expires 05/08/2015, Strike Price $53.00	5	28
Nucor Corp., Expires 05/22/2015, Strike Price $51.50	7	179
NVIDIA Corp., Expires 05/01/2015, Strike Price $22.50	10	45
NVIDIA Corp., Expires 05/01/2015, Strike Price $23.00	20	30
NVIDIA Corp., Expires 05/01/2015, Strike Price $23.50	30	225
NVIDIA Corp., Expires 05/01/2015, Strike Price $24.00	20	140
NVIDIA Corp., Expires 05/01/2015, Strike Price $24.50	15	105
NVIDIA Corp., Expires 05/08/2015, Strike Price $23.00	10	330
NVIDIA Corp., Expires 05/08/2015, Strike Price $23.50	85	1,785
NVIDIA Corp., Expires 05/08/2015, Strike Price $24.00	55	688
NVIDIA Corp., Expires 05/08/2015, Strike Price $24.50	20	170
NVIDIA Corp., Expires 05/08/2015, Strike Price $25.00	62	403
NVIDIA Corp., Expires 05/08/2015, Strike Price $25.50	40	180
NVIDIA Corp., Expires 05/08/2015, Strike Price $26.50	68	238
NVIDIA Corp., Expires 05/15/2015, Strike Price $23.50	5	130
NVIDIA Corp., Expires 05/22/2015, Strike Price $23.00	20	880
NVIDIA Corp., Expires 05/22/2015, Strike Price $23.50	20	600
NVIDIA Corp., Expires 05/22/2015, Strike Price $24.00	10	200
NVIDIA Corp., Expires 05/22/2015, Strike Price $24.50	10	135
Occidental Petroleum Corp., Expires 05/01/2015, Strike Price $81.00	25	350
Occidental Petroleum Corp., Expires 05/01/2015, Strike Price $81.50	25	250
Occidental Petroleum Corp., Expires 05/01/2015, Strike Price $82.00	70	525
Occidental Petroleum Corp., Expires 05/01/2015, Strike Price $82.50	30	375
ONEOK, Inc., Expires 05/15/2015, Strike Price $52.50	245	7,350
ONEOK, Inc., Expires 05/15/2015, Strike Price $55.00	133	1,663
Oracle Corp., Expires 05/01/2015, Strike Price $44.00	16	144
Oracle Corp., Expires 05/01/2015, Strike Price $44.50	8	36
Oracle Corp., Expires 05/08/2015, Strike Price $44.50	8	152
Oracle Corp., Expires 05/15/2015, Strike Price $46.00	8	68
Perrigo Co. PLC, Expires 05/15/2015, Strike Price $210.00	82	8,405
Perrigo Co. PLC, Expires 05/15/2015, Strike Price $220.00	32	1,920
Perrigo Co. PLC, Expires 05/15/2015, Strike Price $230.00	14	420
Pfizer, Inc., Expires 05/01/2015, Strike Price $35.50	90	90
Pfizer, Inc., Expires 05/01/2015, Strike Price $36.00	20	20
Pfizer, Inc., Expires 05/08/2015, Strike Price $35.00	80	600
Pfizer, Inc., Expires 05/08/2015, Strike Price $36.00	30	90
Pfizer, Inc., Expires 05/15/2015, Strike Price $35.50	4	26
Pfizer, Inc., Expires 05/15/2015, Strike Price $36.50	10	40
Pfizer, Inc., Expires 05/15/2015, Strike Price $37.00	1	2
Pfizer, Inc., Expires 05/22/2015, Strike Price $35.50	10	95
Pfizer, Inc., Expires 05/22/2015, Strike Price $36.00	110	605
Philip Morris International, Inc., Expires 05/01/2015, Strike Price $81.50	5	883
Philip Morris International, Inc., Expires 05/01/2015, Strike Price $82.50	13	1,209

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Philip Morris International, Inc., Expires 05/08/2015, Strike Price $81.00	5	$1,143
Philip Morris International, Inc., Expires 05/08/2015, Strike Price $81.50	70	13,405
Philip Morris International, Inc., Expires 05/08/2015, Strike Price $82.00	38	5,852
Philip Morris International, Inc., Expires 05/08/2015, Strike Price $83.00	20	1,820
Philip Morris International, Inc., Expires 05/08/2015, Strike Price $85.50	4	28
Phillips 66, Expires 05/01/2015, Strike Price $80.50	10	175
Phillips 66, Expires 05/01/2015, Strike Price $81.00	5	50
Phillips 66, Expires 05/01/2015, Strike Price $81.50	5	100
Phillips 66, Expires 05/01/2015, Strike Price $82.50	5	50
Phillips 66, Expires 05/01/2015, Strike Price $83.00	10	100
Phillips 66, Expires 05/01/2015, Strike Price $83.50	5	38
Phillips 66, Expires 05/01/2015, Strike Price $84.00	10	100
Phillips 66, Expires 05/01/2015, Strike Price $84.50	15	150
Phillips 66, Expires 05/01/2015, Strike Price $85.00	10	100
Phillips 66, Expires 05/01/2015, Strike Price $85.50	4	40
Phillips 66, Expires 05/01/2015, Strike Price $86.00	5	50
Phillips 66, Expires 05/01/2015, Strike Price $86.50	5	63
Phillips 66, Expires 05/01/2015, Strike Price $87.00	10	25
Phillips 66, Expires 05/01/2015, Strike Price $88.00	5	50
Phillips 66, Expires 05/08/2015, Strike Price $80.50	5	338
Phillips 66, Expires 05/08/2015, Strike Price $82.00	10	275
Phillips 66, Expires 05/08/2015, Strike Price $82.50	5	113
Phillips 66, Expires 05/08/2015, Strike Price $83.00	10	150
Phillips 66, Expires 05/08/2015, Strike Price $83.50	5	38
Phillips 66, Expires 05/08/2015, Strike Price $84.00	15	300
Phillips 66, Expires 05/08/2015, Strike Price $84.50	10	175
Phillips 66, Expires 05/08/2015, Strike Price $85.00	10	175
Phillips 66, Expires 05/08/2015, Strike Price $85.50	10	150
Phillips 66, Expires 05/08/2015, Strike Price $86.50	27	405
Phillips 66, Expires 05/08/2015, Strike Price $87.00	5	63
Phillips 66, Expires 05/08/2015, Strike Price $88.00	3	38
Phillips 66, Expires 05/15/2015, Strike Price $84.50	10	150
Phillips 66, Expires 05/15/2015, Strike Price $85.00	5	63
Phillips 66, Expires 05/15/2015, Strike Price $90.00	5	63
Phillips 66, Expires 05/22/2015, Strike Price $85.50	5	100
Phillips 66, Expires 05/22/2015, Strike Price $87.50	15	375
Phillips 66, Expires 05/22/2015, Strike Price $88.00	10	225
Pioneer Natural Resources Co., Expires 05/01/2015, Strike Price $190.00	2	45
Pioneer Natural Resources Co., Expires 05/01/2015, Strike Price $192.50	6	135
Pioneer Natural Resources Co., Expires 05/01/2015, Strike Price $195.00	8	180
Pioneer Natural Resources Co., Expires 05/01/2015, Strike Price $197.50	8	180
Pioneer Natural Resources Co., Expires 05/01/2015, Strike Price $200.00	4	100
Pioneer Natural Resources Co., Expires 05/01/2015, Strike Price $202.50	4	90
Pioneer Natural Resources Co., Expires 05/01/2015, Strike Price $205.00	5	113
Pioneer Natural Resources Co., Expires 05/01/2015, Strike Price $207.50	3	68
Pioneer Natural Resources Co., Expires 05/08/2015, Strike Price $180.00	6	1,125
Pioneer Natural Resources Co., Expires 05/08/2015, Strike Price $182.50	2	275
Pioneer Natural Resources Co., Expires 05/08/2015, Strike Price $190.00	4	190
Pioneer Natural Resources Co., Expires 05/08/2015, Strike Price $192.50	14	455
Pioneer Natural Resources Co., Expires 05/08/2015, Strike Price $195.00	2	50
Pioneer Natural Resources Co., Expires 05/08/2015, Strike Price $197.50	6	150
Pioneer Natural Resources Co., Expires 05/08/2015, Strike Price $200.00	6	150
Precision Castparts Corp., Expires 05/15/2015, Strike Price $210.00	30	11,400
Precision Castparts Corp., Expires 05/15/2015, Strike Price $220.00	12	1,740
Precision Castparts Corp., Expires 05/15/2015, Strike Price $240.00	28	700
Priceline Group, Inc., Expires 05/08/2015, Strike Price $1435.00	2	110
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1282.50	1	1,860
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1300.00	4	5,500

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1337.50	1	$690
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1340.00	1	655
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1347.50	1	565
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1357.50	2	940
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1360.00	7	3,080
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1370.00	1	360
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1372.50	1	345
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1385.00	3	803
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1387.50	1	255
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1390.00	1	243
Priceline Group, Inc., Expires 05/15/2015, Strike Price $1395.00	1	218
Priceline Group, Inc., Expires 05/22/2015, Strike Price $1460.00	4	250
Prudential Financial, Inc., Expires 05/15/2015, Strike Price $82.50	156	24,414
Prudential Financial, Inc., Expires 05/15/2015, Strike Price $85.00	100	7,450
Prudential Financial, Inc., Expires 05/15/2015, Strike Price $87.50	140	4,550
Prudential Financial, Inc., Expires 05/15/2015, Strike Price $90.00	5	90
Pulte Group, Inc., Expires 05/01/2015, Strike Price $20.00	20	40
Pulte Group, Inc., Expires 05/01/2015, Strike Price $20.50	50	100
Pulte Group, Inc., Expires 05/01/2015, Strike Price $22.50	20	20
Pulte Group, Inc., Expires 05/01/2015, Strike Price $23.00	20	10
Pulte Group, Inc., Expires 05/01/2015, Strike Price $23.50	70	70
Pulte Group, Inc., Expires 05/01/2015, Strike Price $24.00	15	15
Pulte Group, Inc., Expires 05/01/2015, Strike Price $24.50	15	15
Pulte Group, Inc., Expires 05/08/2015, Strike Price $20.00	30	330
Pulte Group, Inc., Expires 05/08/2015, Strike Price $23.50	35	35
Pulte Group, Inc., Expires 05/08/2015, Strike Price $24.00	10	15
Pulte Group, Inc., Expires 05/08/2015, Strike Price $24.50	20	20
Pulte Group, Inc., Expires 05/08/2015, Strike Price $25.00	20	20
Pulte Group, Inc., Expires 05/15/2015, Strike Price $20.50	10	105
Pulte Group, Inc., Expires 05/15/2015, Strike Price $21.00	10	80
Pulte Group, Inc., Expires 05/15/2015, Strike Price $22.00	30	105
Pulte Group, Inc., Expires 05/22/2015, Strike Price $20.50	30	420
Pulte Group, Inc., Expires 05/22/2015, Strike Price $21.00	10	100
Pulte Group, Inc., Expires 05/22/2015, Strike Price $21.50	50	400
Pulte Group, Inc., Expires 05/22/2015, Strike Price $22.00	40	220
QUALCOMM, Inc., Expires 05/01/2015, Strike Price $68.50	10	115
QUALCOMM, Inc., Expires 05/01/2015, Strike Price $69.00	5	35
QUALCOMM, Inc., Expires 05/01/2015, Strike Price $71.50	5	23
QUALCOMM, Inc., Expires 05/01/2015, Strike Price $72.50	10	45
QUALCOMM, Inc., Expires 05/01/2015, Strike Price $74.50	10	45
QUALCOMM, Inc., Expires 05/01/2015, Strike Price $75.50	10	45
QUALCOMM, Inc., Expires 05/08/2015, Strike Price $71.00	15	98
QUALCOMM, Inc., Expires 05/08/2015, Strike Price $74.50	5	13
QUALCOMM, Inc., Expires 05/08/2015, Strike Price $75.00	15	30
QUALCOMM, Inc., Expires 05/08/2015, Strike Price $75.50	10	20
QUALCOMM, Inc., Expires 05/08/2015, Strike Price $76.00	10	20
QUALCOMM, Inc., Expires 05/08/2015, Strike Price $76.50	20	40
QUALCOMM, Inc., Expires 05/08/2015, Strike Price $77.00	20	40
QUALCOMM, Inc., Expires 05/15/2015, Strike Price $72.50	12	84
QUALCOMM, Inc., Expires 05/22/2015, Strike Price $70.00	5	245
QUALCOMM, Inc., Expires 05/22/2015, Strike Price $71.00	5	143
QUALCOMM, Inc., Expires 05/22/2015, Strike Price $73.00	20	190
QUALCOMM, Inc., Expires 05/22/2015, Strike Price $73.50	15	98
QUALCOMM, Inc., Expires 05/22/2015, Strike Price $74.00	5	25
Quanta Services, Inc., Expires 05/15/2015, Strike Price $33.00	20	50
Ralph Lauren Corp., Expires 05/15/2015, Strike Price $140.00	3	503
Ralph Lauren Corp., Expires 05/15/2015, Strike Price $145.00	3	233
Ralph Lauren Corp., Expires 05/15/2015, Strike Price $150.00	6	195

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Ralph Lauren Corp., Expires 05/15/2015, Strike Price $155.00	15	$225
Ralph Lauren Corp., Expires 05/15/2015, Strike Price $160.00	42	525
Range Resources Corp., Expires 05/15/2015, Strike Price $62.50	18	4,230
Range Resources Corp., Expires 05/15/2015, Strike Price $65.00	72	8,460
Range Resources Corp., Expires 05/15/2015, Strike Price $67.50	114	5,415
Range Resources Corp., Expires 05/15/2015, Strike Price $70.00	12	210
Reynolds American, Inc., Expires 05/15/2015, Strike Price $77.50	174	4,785
Reynolds American, Inc., Expires 05/15/2015, Strike Price $80.00	5	100
Rockwell Automation, Inc., Expires 05/15/2015, Strike Price $120.00	66	10,230
Rockwell Automation, Inc., Expires 05/15/2015, Strike Price $125.00	59	2,213
Royal Caribbean Cruises Ltd., Expires 05/15/2015, Strike Price $72.50	56	1,484
Royal Caribbean Cruises Ltd., Expires 05/15/2015, Strike Price $77.50	50	375
Royal Caribbean Cruises Ltd., Expires 05/15/2015, Strike Price $82.50	35	105
Royal Caribbean Cruises Ltd., Expires 05/15/2015, Strike Price $85.00	50	125
Royal Caribbean Cruises Ltd., Expires 05/15/2015, Strike Price $87.50	10	20
Royal Caribbean Cruises Ltd., Expires 05/15/2015, Strike Price $90.00	5	10
Salesforce.com, Inc., Expires 05/01/2015, Strike Price $68.50	25	10,500
Salesforce.com, Inc., Expires 05/01/2015, Strike Price $69.00	5	1,837
Salesforce.com, Inc., Expires 05/01/2015, Strike Price $70.00	17	4,777
Salesforce.com, Inc., Expires 05/01/2015, Strike Price $70.50	5	1,232
Salesforce.com, Inc., Expires 05/01/2015, Strike Price $71.00	10	2,030
Salesforce.com, Inc., Expires 05/01/2015, Strike Price $72.00	10	1,355
Salesforce.com, Inc., Expires 05/01/2015, Strike Price $72.50	1	127
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $68.00	5	2,675
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $68.50	5	2,462
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $69.00	21	9,660
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $69.50	16	6,760
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $70.00	20	7,800
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $70.50	17	6,120
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $71.00	5	1,662
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $71.50	5	1,507
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $72.00	5	1,382
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $73.50	5	1,057
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $74.50	5	827
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $75.00	5	785
Salesforce.com, Inc., Expires 05/08/2015, Strike Price $75.50	10	1,305
Salesforce.com, Inc., Expires 05/15/2015, Strike Price $71.50	5	1,875
Salesforce.com, Inc., Expires 05/15/2015, Strike Price $72.00	5	1,750
Salesforce.com, Inc., Expires 05/15/2015, Strike Price $72.50	5	1,650
Salesforce.com, Inc., Expires 05/22/2015, Strike Price $76.00	9	2,268
Sandisk Corp., Expires 05/01/2015, Strike Price $69.50	20	150
Sandisk Corp., Expires 05/01/2015, Strike Price $70.50	10	75
Sandisk Corp., Expires 05/01/2015, Strike Price $71.00	3	21
Sandisk Corp., Expires 05/01/2015, Strike Price $71.50	5	48
Sandisk Corp., Expires 05/01/2015, Strike Price $72.00	5	15
Sandisk Corp., Expires 05/01/2015, Strike Price $75.50	3	24
Sandisk Corp., Expires 05/01/2015, Strike Price $76.00	3	24
Sandisk Corp., Expires 05/01/2015, Strike Price $78.00	3	24
Sandisk Corp., Expires 05/01/2015, Strike Price $82.50	15	113
Sandisk Corp., Expires 05/01/2015, Strike Price $83.00	8	60
Sandisk Corp., Expires 05/01/2015, Strike Price $83.50	3	23
Sandisk Corp., Expires 05/01/2015, Strike Price $84.00	20	150
Sandisk Corp., Expires 05/08/2015, Strike Price $69.50	15	510
Sandisk Corp., Expires 05/08/2015, Strike Price $70.00	20	500
Sandisk Corp., Expires 05/08/2015, Strike Price $70.50	5	103
Sandisk Corp., Expires 05/08/2015, Strike Price $71.00	5	83
Sandisk Corp., Expires 05/08/2015, Strike Price $71.50	5	63
Sandisk Corp., Expires 05/08/2015, Strike Price $72.00	5	53

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Sandisk Corp., Expires 05/08/2015, Strike Price $72.50	5	$50
Sandisk Corp., Expires 05/08/2015, Strike Price $73.50	10	95
Sandisk Corp., Expires 05/08/2015, Strike Price $74.00	5	43
Sandisk Corp., Expires 05/08/2015, Strike Price $74.50	10	80
Sandisk Corp., Expires 05/08/2015, Strike Price $75.50	10	70
Sandisk Corp., Expires 05/08/2015, Strike Price $76.00	5	30
Sandisk Corp., Expires 05/08/2015, Strike Price $77.00	20	120
Sandisk Corp., Expires 05/08/2015, Strike Price $80.50	5	28
Sandisk Corp., Expires 05/08/2015, Strike Price $82.00	5	25
Sandisk Corp., Expires 05/08/2015, Strike Price $82.50	5	25
Sandisk Corp., Expires 05/08/2015, Strike Price $84.00	5	23
Sandisk Corp., Expires 05/08/2015, Strike Price $84.50	1	5
Sandisk Corp., Expires 05/15/2015, Strike Price $71.50	5	158
Sandisk Corp., Expires 05/15/2015, Strike Price $72.00	5	130
Sandisk Corp., Expires 05/15/2015, Strike Price $73.00	5	98
Schlumberger Ltd., Expires 05/01/2015, Strike Price $92.00	6	1,539
Schlumberger Ltd., Expires 05/01/2015, Strike Price $94.00	8	728
Schlumberger Ltd., Expires 05/01/2015, Strike Price $95.00	12	408
Schlumberger Ltd., Expires 05/01/2015, Strike Price $95.50	1	19
Schlumberger Ltd., Expires 05/01/2015, Strike Price $96.00	36	324
Schlumberger Ltd., Expires 05/08/2015, Strike Price $92.00	6	1,827
Schlumberger Ltd., Expires 05/08/2015, Strike Price $95.00	8	892
Schlumberger Ltd., Expires 05/15/2015, Strike Price $96.50	4	372
Schlumberger Ltd., Expires 05/15/2015, Strike Price $97.50	4	250
Schlumberger Ltd., Expires 05/15/2015, Strike Price $98.00	8	400
Schlumberger Ltd., Expires 05/15/2015, Strike Price $98.50	15	608
Schlumberger Ltd., Expires 05/15/2015, Strike Price $99.00	16	520
Schlumberger Ltd., Expires 05/15/2015, Strike Price $99.50	16	408
Schlumberger Ltd., Expires 05/15/2015, Strike Price $100.00	12	228
Schlumberger Ltd., Expires 05/22/2015, Strike Price $96.50	4	510
Schlumberger Ltd., Expires 05/22/2015, Strike Price $97.50	4	370
Schlumberger Ltd., Expires 05/22/2015, Strike Price $98.50	2	133
Schlumberger Ltd., Expires 05/22/2015, Strike Price $100.00	16	616
Schlumberger Ltd., Expires 05/22/2015, Strike Price $101.00	2	52
Schlumberger Ltd., Expires 05/22/2015, Strike Price $102.00	2	32
Seagate Technology PLC, Expires 05/01/2015, Strike Price $59.00	29	696
Seagate Technology PLC, Expires 05/01/2015, Strike Price $59.50	26	260
Seagate Technology PLC, Expires 05/01/2015, Strike Price $60.00	29	203
Seagate Technology PLC, Expires 05/01/2015, Strike Price $60.50	20	130
Seagate Technology PLC, Expires 05/01/2015, Strike Price $61.00	22	143
Seagate Technology PLC, Expires 05/01/2015, Strike Price $61.50	28	182
Seagate Technology PLC, Expires 05/01/2015, Strike Price $62.00	10	60
Seagate Technology PLC, Expires 05/01/2015, Strike Price $62.50	6	30
Seagate Technology PLC, Expires 05/01/2015, Strike Price $63.00	7	35
Seagate Technology PLC, Expires 05/01/2015, Strike Price $64.00	1	6
Seagate Technology PLC, Expires 05/01/2015, Strike Price $65.00	10	65
Seagate Technology PLC, Expires 05/08/2015, Strike Price $60.00	5	198
Seagate Technology PLC, Expires 05/08/2015, Strike Price $60.50	6	162
Seagate Technology PLC, Expires 05/08/2015, Strike Price $62.00	12	102
Seagate Technology PLC, Expires 05/08/2015, Strike Price $62.50	6	30
Seagate Technology PLC, Expires 05/08/2015, Strike Price $63.00	6	18
Seagate Technology PLC, Expires 05/08/2015, Strike Price $64.00	23	58
Seagate Technology PLC, Expires 05/15/2015, Strike Price $61.00	6	225
Seagate Technology PLC, Expires 05/15/2015, Strike Price $61.50	24	636
Silver Future, July 2015 Settlement, Expires 05/26/2015, Strike Price $16.25 (a)	87	136,452
Silver Future, July 2015 Settlement, Expires 05/26/2015, Strike Price $16.50 (a)	98	109,400
Silver Future, July 2015 Settlement, Expires 05/26/2015, Strike Price $16.75 (a)	120	95,695
Silver Future, July 2015 Settlement, Expires 05/26/2015, Strike Price $17.00 (a)	141	90,240

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Silver Future, July 2015 Settlement, Expires 05/26/2015, Strike Price $17.25 (a)	89	$40,940
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $97.50	4	470
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $98.00	4	430
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $101.00	12	600
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $102.00	8	300
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $103.00	12	330
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $104.00	4	90
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $105.00	4	60
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $106.00	12	150
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $107.00	4	40
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $108.00	16	160
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $110.00	4	30
Skyworks Solutions, Inc., Expires 05/01/2015, Strike Price $115.00	14	70
Skyworks Solutions, Inc., Expires 05/08/2015, Strike Price $99.00	4	530
Skyworks Solutions, Inc., Expires 05/08/2015, Strike Price $99.50	4	470
Skyworks Solutions, Inc., Expires 05/08/2015, Strike Price $100.00	8	900
Skyworks Solutions, Inc., Expires 05/08/2015, Strike Price $105.00	16	800
Skyworks Solutions, Inc., Expires 05/08/2015, Strike Price $106.00	4	160
Skyworks Solutions, Inc., Expires 05/08/2015, Strike Price $107.00	8	360
Skyworks Solutions, Inc., Expires 05/08/2015, Strike Price $109.00	4	130
Skyworks Solutions, Inc., Expires 05/08/2015, Strike Price $110.00	8	160
Skyworks Solutions, Inc., Expires 05/08/2015, Strike Price $111.00	17	468
Skyworks Solutions, Inc., Expires 05/08/2015, Strike Price $112.00	16	400
Skyworks Solutions, Inc., Expires 05/08/2015, Strike Price $115.00	4	70
Skyworks Solutions, Inc., Expires 05/15/2015, Strike Price $97.50	4	800
Skyworks Solutions, Inc., Expires 05/15/2015, Strike Price $102.00	16	1,600
Skyworks Solutions, Inc., Expires 05/15/2015, Strike Price $109.00	24	840
Skyworks Solutions, Inc., Expires 05/15/2015, Strike Price $111.00	8	200
Skyworks Solutions, Inc., Expires 05/22/2015, Strike Price $110.00	16	800
Southwest Airlines Co., Expires 05/01/2015, Strike Price $44.50	10	25
Southwest Airlines Co., Expires 05/01/2015, Strike Price $45.00	8	20
Southwest Airlines Co., Expires 05/01/2015, Strike Price $45.50	5	13
Southwest Airlines Co., Expires 05/01/2015, Strike Price $46.00	10	25
Southwest Airlines Co., Expires 05/01/2015, Strike Price $47.00	5	13
Southwest Airlines Co., Expires 05/01/2015, Strike Price $48.00	17	43
Southwest Airlines Co., Expires 05/01/2015, Strike Price $48.50	8	20
Southwest Airlines Co., Expires 05/01/2015, Strike Price $50.00	5	13
Southwest Airlines Co., Expires 05/01/2015, Strike Price $50.50	11	28
Southwest Airlines Co., Expires 05/01/2015, Strike Price $51.00	12	30
Southwest Airlines Co., Expires 05/08/2015, Strike Price $44.50	8	40
Southwest Airlines Co., Expires 05/08/2015, Strike Price $45.00	9	68
Southwest Airlines Co., Expires 05/08/2015, Strike Price $45.50	44	220
Southwest Airlines Co., Expires 05/08/2015, Strike Price $46.00	14	70
Southwest Airlines Co., Expires 05/08/2015, Strike Price $46.50	45	225
Southwest Airlines Co., Expires 05/08/2015, Strike Price $47.00	46	230
Southwest Airlines Co., Expires 05/08/2015, Strike Price $47.50	26	260
Southwest Airlines Co., Expires 05/08/2015, Strike Price $48.00	25	250
Southwest Airlines Co., Expires 05/08/2015, Strike Price $48.50	8	40
Southwest Airlines Co., Expires 05/08/2015, Strike Price $49.00	33	165
Southwest Airlines Co., Expires 05/08/2015, Strike Price $49.50	8	40
Southwest Airlines Co., Expires 05/08/2015, Strike Price $50.00	1	5
Southwest Airlines Co., Expires 05/15/2015, Strike Price $44.50	8	100
Southwest Airlines Co., Expires 05/15/2015, Strike Price $45.00	24	180
Southwest Airlines Co., Expires 05/15/2015, Strike Price $46.00	8	40
Southwest Airlines Co., Expires 05/15/2015, Strike Price $46.50	8	40
Southwest Airlines Co., Expires 05/15/2015, Strike Price $47.00	8	20
Southwest Airlines Co., Expires 05/15/2015, Strike Price $49.00	16	40
Southwest Airlines Co., Expires 05/15/2015, Strike Price $49.50	8	20

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Southwest Airlines Co., Expires 05/15/2015, Strike Price $50.00	8	$20
Southwest Airlines Co., Expires 05/15/2015, Strike Price $50.50	8	20
Southwest Airlines Co., Expires 05/22/2015, Strike Price $44.50	8	160
Southwest Airlines Co., Expires 05/22/2015, Strike Price $45.00	8	120
Southwest Airlines Co., Expires 05/22/2015, Strike Price $45.50	8	80
Southwest Airlines Co., Expires 05/22/2015, Strike Price $46.00	8	60
Southwestern Energy Co., Expires 05/15/2015, Strike Price $28.00	260	21,450
Southwestern Energy Co., Expires 05/15/2015, Strike Price $29.00	150	6,300
Southwestern Energy Co., Expires 05/15/2015, Strike Price $30.00	50	925
Southwestern Energy Co., Expires 05/15/2015, Strike Price $31.00	40	280
Soybean Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $990.00 (a)	955	465,563
Soybean Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $1000.00 (a)	630	216,562
Soybean Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $1010.00 (a)	271	64,363
Staples, Inc., Expires 05/01/2015, Strike Price $16.50	60	300
Staples, Inc., Expires 05/08/2015, Strike Price $16.50	242	4,840
Staples, Inc., Expires 05/08/2015, Strike Price $17.00	20	200
Staples, Inc., Expires 05/15/2015, Strike Price $17.50	10	175
Staples, Inc., Expires 05/22/2015, Strike Price $17.00	65	2,763
Staples, Inc., Expires 05/22/2015, Strike Price $17.50	10	300
Staples, Inc., Expires 05/22/2015, Strike Price $18.50	10	125
Staples, Inc., Expires 05/22/2015, Strike Price $19.00	2	20
Starbucks Corp., Expires 05/01/2015, Strike Price $51.00	7	18
Starbucks Corp., Expires 05/01/2015, Strike Price $51.50	7	7
Starbucks Corp., Expires 05/01/2015, Strike Price $52.00	7	4
Starbucks Corp., Expires 05/08/2015, Strike Price $51.50	28	252
Starbucks Corp., Expires 05/08/2015, Strike Price $52.00	42	231
Starbucks Corp., Expires 05/08/2015, Strike Price $52.50	7	28
Starbucks Corp., Expires 05/15/2015, Strike Price $52.00	49	441
Starbucks Corp., Expires 05/15/2015, Strike Price $52.50	7	39
Starbucks Corp., Expires 05/15/2015, Strike Price $53.00	7	28
Starbucks Corp., Expires 05/15/2015, Strike Price $53.50	7	21
Starbucks Corp., Expires 05/22/2015, Strike Price $52.00	14	203
Starbucks Corp., Expires 05/22/2015, Strike Price $52.50	14	147
Starbucks Corp., Expires 05/22/2015, Strike Price $53.50	14	70
Starbucks Corp., Expires 05/22/2015, Strike Price $54.00	7	25
Sugar No. 11 Future, July 2015 Settlement, Expires 05/15/2015, Strike Price $13.00 (a)	110	50,512
Sugar No. 11 Future, July 2015 Settlement, Expires 05/15/2015, Strike Price $13.25 (a)	265	83,104
Sugar No. 11 Future, July 2015 Settlement, Expires 05/15/2015, Strike Price $13.50 (a)	305	64,904
Sugar No. 11 Future, July 2015 Settlement, Expires 05/15/2015, Strike Price $13.75 (a)	10	1,344
Symantec Corp., Expires 05/15/2015, Strike Price $26.00	529	15,341
Symantec Corp., Expires 05/15/2015, Strike Price $27.00	274	5,617
Symantec Corp., Expires 05/15/2015, Strike Price $28.00	90	675
Sysco Corp., Expires 05/15/2015, Strike Price $39.00	117	2,340
Sysco Corp., Expires 05/15/2015, Strike Price $40.00	163	1,630
Sysco Corp., Expires 05/15/2015, Strike Price $42.00	15	38
Target Corp., Expires 05/01/2015, Strike Price $83.50	20	160
Target Corp., Expires 05/01/2015, Strike Price $84.00	4	28
Target Corp., Expires 05/08/2015, Strike Price $84.50	4	26
Target Corp., Expires 05/15/2015, Strike Price $85.50	40	80
Target Corp., Expires 05/22/2015, Strike Price $90.00	11	22
Target Corp., Expires 05/22/2015, Strike Price $90.50	28	42
Target Corp., Expires 05/22/2015, Strike Price $91.00	35	53
Target Corp., Expires 05/22/2015, Strike Price $92.00	4	6
Tenet Healthcare Corp., Expires 05/01/2015, Strike Price $53.00	7	53
Tenet Healthcare Corp., Expires 05/01/2015, Strike Price $53.50	28	210
Tenet Healthcare Corp., Expires 05/01/2015, Strike Price $54.00	7	53
Tenet Healthcare Corp., Expires 05/01/2015, Strike Price $55.00	7	53
Tenet Healthcare Corp., Expires 05/01/2015, Strike Price $55.50	2	15

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Tenet Healthcare Corp., Expires 05/01/2015, Strike Price $56.00	7	$53
Tenet Healthcare Corp., Expires 05/01/2015, Strike Price $56.50	7	53
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $53.00	14	350
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $53.50	2	35
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $54.00	3	45
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $54.50	14	245
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $55.00	5	75
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $55.50	1	10
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $56.00	35	350
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $56.50	35	350
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $57.00	14	140
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $57.50	12	90
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $58.00	7	53
Tenet Healthcare Corp., Expires 05/08/2015, Strike Price $59.00	14	70
Teradata Corp., Expires 05/15/2015, Strike Price $45.00	120	11,400
Teradata Corp., Expires 05/15/2015, Strike Price $50.00	46	460
Tesoro Corp., Expires 05/01/2015, Strike Price $86.50	3	140
Tesoro Corp., Expires 05/01/2015, Strike Price $87.00	2	60
Tesoro Corp., Expires 05/01/2015, Strike Price $88.00	4	52
Tesoro Corp., Expires 05/01/2015, Strike Price $89.50	13	91
Tesoro Corp., Expires 05/01/2015, Strike Price $90.50	12	66
Tesoro Corp., Expires 05/01/2015, Strike Price $91.00	16	112
Tesoro Corp., Expires 05/01/2015, Strike Price $91.50	8	164
Tesoro Corp., Expires 05/01/2015, Strike Price $92.00	12	246
Tesoro Corp., Expires 05/01/2015, Strike Price $92.50	8	160
Tesoro Corp., Expires 05/01/2015, Strike Price $93.00	4	80
Tesoro Corp., Expires 05/01/2015, Strike Price $94.00	4	80
Tesoro Corp., Expires 05/01/2015, Strike Price $98.00	4	24
Tesoro Corp., Expires 05/01/2015, Strike Price $98.50	11	66
Tesoro Corp., Expires 05/01/2015, Strike Price $100.00	4	8
Tesoro Corp., Expires 05/08/2015, Strike Price $87.00	5	770
Tesoro Corp., Expires 05/08/2015, Strike Price $88.00	2	227
Tesoro Corp., Expires 05/08/2015, Strike Price $88.50	16	1,616
Tesoro Corp., Expires 05/08/2015, Strike Price $89.50	4	304
Tesoro Corp., Expires 05/08/2015, Strike Price $91.00	4	176
Tesoro Corp., Expires 05/08/2015, Strike Price $91.50	32	1,312
Tesoro Corp., Expires 05/08/2015, Strike Price $92.00	4	146
Tesoro Corp., Expires 05/08/2015, Strike Price $92.50	5	168
Tesoro Corp., Expires 05/08/2015, Strike Price $93.00	2	69
Tesoro Corp., Expires 05/08/2015, Strike Price $93.50	16	544
Tesoro Corp., Expires 05/08/2015, Strike Price $95.00	1	25
Tesoro Corp., Expires 05/08/2015, Strike Price $96.00	7	175
Tesoro Corp., Expires 05/08/2015, Strike Price $96.50	8	200
Tesoro Corp., Expires 05/08/2015, Strike Price $97.50	4	100
Tesoro Corp., Expires 05/08/2015, Strike Price $98.50	1	25
Tesoro Corp., Expires 05/08/2015, Strike Price $99.00	8	200
Tesoro Corp., Expires 05/08/2015, Strike Price $99.50	2	50
Tesoro Corp., Expires 05/15/2015, Strike Price $92.50	16	928
Tesoro Corp., Expires 05/15/2015, Strike Price $93.00	8	416
Tesoro Corp., Expires 05/15/2015, Strike Price $93.50	4	170
Tesoro Corp., Expires 05/15/2015, Strike Price $94.00	4	148
Tesoro Corp., Expires 05/15/2015, Strike Price $94.50	8	268
Tesoro Corp., Expires 05/15/2015, Strike Price $95.00	8	240
Tesoro Corp., Expires 05/15/2015, Strike Price $95.50	4	108
Tesoro Corp., Expires 05/15/2015, Strike Price $96.00	4	100
Tesoro Corp., Expires 05/15/2015, Strike Price $101.00	1	7
Tesoro Corp., Expires 05/15/2015, Strike Price $102.00	2	11
Tesoro Corp., Expires 05/15/2015, Strike Price $105.00	4	14

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Tesoro Corp., Expires 05/22/2015, Strike Price $90.50	4	$546
Tesoro Corp., Expires 05/22/2015, Strike Price $91.50	4	448
Tesoro Corp., Expires 05/22/2015, Strike Price $92.00	4	408
Tesoro Corp., Expires 05/22/2015, Strike Price $93.00	4	332
Tesoro Corp., Expires 05/22/2015, Strike Price $93.50	4	280
Tesoro Corp., Expires 05/22/2015, Strike Price $94.50	4	238
Tesoro Corp., Expires 05/22/2015, Strike Price $95.00	4	218
Tesoro Corp., Expires 05/22/2015, Strike Price $97.50	4	168
Tesoro Corp., Expires 05/22/2015, Strike Price $99.00	4	134
Texas Instruments, Inc., Expires 05/01/2015, Strike Price $55.00	7	42
Texas Instruments, Inc., Expires 05/01/2015, Strike Price $55.50	7	39
Texas Instruments, Inc., Expires 05/01/2015, Strike Price $56.50	56	84
Texas Instruments, Inc., Expires 05/01/2015, Strike Price $57.00	21	137
Texas Instruments, Inc., Expires 05/08/2015, Strike Price $56.00	7	98
Texas Instruments, Inc., Expires 05/08/2015, Strike Price $56.50	35	350
Texas Instruments, Inc., Expires 05/08/2015, Strike Price $57.00	7	60
Texas Instruments, Inc., Expires 05/08/2015, Strike Price $57.50	14	112
Texas Instruments, Inc., Expires 05/08/2015, Strike Price $58.00	7	53
Texas Instruments, Inc., Expires 05/15/2015, Strike Price $56.50	28	560
Texas Instruments, Inc., Expires 05/15/2015, Strike Price $57.00	21	294
Texas Instruments, Inc., Expires 05/15/2015, Strike Price $57.50	42	399
Texas Instruments, Inc., Expires 05/15/2015, Strike Price $58.50	7	39
Texas Instruments, Inc., Expires 05/22/2015, Strike Price $56.50	7	224
Texas Instruments, Inc., Expires 05/22/2015, Strike Price $57.00	14	322
Texas Instruments, Inc., Expires 05/22/2015, Strike Price $57.50	7	123
Texas Instruments, Inc., Expires 05/22/2015, Strike Price $58.00	63	788
Texas Instruments, Inc., Expires 05/22/2015, Strike Price $58.50	49	515
Texas Instruments, Inc., Expires 05/22/2015, Strike Price $59.00	63	725
Texas Instruments, Inc., Expires 05/22/2015, Strike Price $59.50	35	298
Texas Instruments, Inc., Expires 05/22/2015, Strike Price $60.00	14	203
Time Warner Cable, Inc., Expires 05/15/2015, Strike Price $160.00	15	2,663
Time Warner Cable, Inc., Expires 05/15/2015, Strike Price $165.00	15	1,425
Time Warner Cable, Inc., Expires 05/15/2015, Strike Price $170.00	15	600
Time Warner Cable, Inc., Expires 05/15/2015, Strike Price $175.00	21	420
Time Warner Cable, Inc., Expires 05/15/2015, Strike Price $180.00	9	180
Time Warner, Inc., Expires 05/01/2015, Strike Price $86.50	8	60
Time Warner, Inc., Expires 05/01/2015, Strike Price $87.00	32	160
Time Warner, Inc., Expires 05/01/2015, Strike Price $87.50	56	560
Time Warner, Inc., Expires 05/01/2015, Strike Price $88.00	28	224
Time Warner, Inc., Expires 05/01/2015, Strike Price $88.50	20	160
Time Warner, Inc., Expires 05/01/2015, Strike Price $89.00	44	44
Time Warner, Inc., Expires 05/01/2015, Strike Price $90.00	28	14
Time Warner, Inc., Expires 05/01/2015, Strike Price $90.50	7	56
Time Warner, Inc., Expires 05/01/2015, Strike Price $92.00	20	130
Time Warner, Inc., Expires 05/01/2015, Strike Price $92.50	4	32
Time Warner, Inc., Expires 05/22/2015, Strike Price $90.00	12	420
Time Warner, Inc., Expires 05/22/2015, Strike Price $90.50	9	261
Transocean Ltd., Expires 05/01/2015, Strike Price $17.00	65	11,928
Transocean Ltd., Expires 05/01/2015, Strike Price $17.50	52	7,332
Transocean Ltd., Expires 05/01/2015, Strike Price $18.00	22	1,870
Transocean Ltd., Expires 05/01/2015, Strike Price $20.50	20	110
Transocean Ltd., Expires 05/01/2015, Strike Price $21.00	5	13
Transocean Ltd., Expires 05/08/2015, Strike Price $17.00	20	3,980
Transocean Ltd., Expires 05/08/2015, Strike Price $17.50	55	9,075
Transocean Ltd., Expires 05/08/2015, Strike Price $18.00	20	2,560
Transocean Ltd., Expires 05/08/2015, Strike Price $18.50	8	724
Transocean Ltd., Expires 05/08/2015, Strike Price $19.00	10	630
Transocean Ltd., Expires 05/08/2015, Strike Price $19.50	18	765

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Transocean Ltd., Expires 05/08/2015, Strike Price $20.00	60	$1,470
Transocean Ltd., Expires 05/08/2015, Strike Price $20.50	30	330
Transocean Ltd., Expires 05/08/2015, Strike Price $21.50	5	43
Transocean Ltd., Expires 05/15/2015, Strike Price $18.50	30	3,120
Transocean Ltd., Expires 05/15/2015, Strike Price $20.00	80	3,440
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $86.00	1	5
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $87.00	6	30
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $87.50	6	30
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $88.00	1	5
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $89.50	5	50
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $90.00	15	75
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $90.50	10	50
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $91.00	10	50
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $91.50	11	110
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $92.00	10	125
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $92.50	1	10
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $93.00	10	125
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $95.00	5	25
Tripadvisor, Inc., Expires 05/01/2015, Strike Price $97.00	5	25
Tripadvisor, Inc., Expires 05/08/2015, Strike Price $86.50	4	650
Tripadvisor, Inc., Expires 05/08/2015, Strike Price $87.50	4	560
Tripadvisor, Inc., Expires 05/08/2015, Strike Price $90.00	4	390
Tripadvisor, Inc., Expires 05/08/2015, Strike Price $93.00	3	173
Tripadvisor, Inc., Expires 05/08/2015, Strike Price $94.00	11	495
Tripadvisor, Inc., Expires 05/08/2015, Strike Price $95.00	16	600
Twenty-First Century Fox, Inc., Expires 05/15/2015, Strike Price $35.00	10	425
Tyson Foods, Inc., Expires 05/15/2015, Strike Price $41.00	120	4,800
Tyson Foods, Inc., Expires 05/15/2015, Strike Price $42.00	187	3,273
Tyson Foods, Inc., Expires 05/15/2015, Strike Price $43.00	9	90
U.S. Treasury 10-Year Note Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $128.50	700	296,815
U.S. Treasury 10-Year Note Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $129.00	500	128,529
U.S. Treasury 10-Year Note Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $129.50	150	30,469
U.S. Treasury 10-Year Note Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $130.00	475	51,953
U.S. Treasury 10-Year Note Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $130.50	425	26,563
U.S. Treasury 10-Year Note Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $131.00	175	8,203
U.S. Treasury Long Bond Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $165.00	725	192,578
U.S. Treasury Long Bond Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $166.00	535	100,313
Under Armour, Inc., Expires 05/01/2015, Strike Price $86.50	5	38
Under Armour, Inc., Expires 05/01/2015, Strike Price $87.00	5	38
Under Armour, Inc., Expires 05/01/2015, Strike Price $88.00	25	125
Under Armour, Inc., Expires 05/01/2015, Strike Price $89.00	19	143
Under Armour, Inc., Expires 05/01/2015, Strike Price $90.00	4	10
Under Armour, Inc., Expires 05/01/2015, Strike Price $91.00	4	20
Under Armour, Inc., Expires 05/01/2015, Strike Price $93.00	4	10
Under Armour, Inc., Expires 05/01/2015, Strike Price $94.00	8	60
Under Armour, Inc., Expires 05/01/2015, Strike Price $95.00	3	8
Under Armour, Inc., Expires 05/08/2015, Strike Price $87.50	8	60
Under Armour, Inc., Expires 05/08/2015, Strike Price $88.00	4	30
Under Armour, Inc., Expires 05/08/2015, Strike Price $88.50	8	60
Under Armour, Inc., Expires 05/08/2015, Strike Price $89.00	4	30
Under Armour, Inc., Expires 05/08/2015, Strike Price $90.00	4	30
Under Armour, Inc., Expires 05/08/2015, Strike Price $95.00	44	330
Under Armour, Inc., Expires 05/15/2015, Strike Price $84.50	5	50
Under Armour, Inc., Expires 05/15/2015, Strike Price $85.50	5	25
Under Armour, Inc., Expires 05/15/2015, Strike Price $86.00	30	225
Under Armour, Inc., Expires 05/15/2015, Strike Price $86.50	18	135
Under Armour, Inc., Expires 05/15/2015, Strike Price $91.50	4	10
Under Armour, Inc., Expires 05/22/2015, Strike Price $86.00	4	40

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Under Armour, Inc., Expires 05/22/2015, Strike Price $86.50	9	$90
Under Armour, Inc., Expires 05/22/2015, Strike Price $88.00	15	113
Under Armour, Inc., Expires 05/22/2015, Strike Price $88.50	4	20
Union Pacific Corp., Expires 05/01/2015, Strike Price $108.00	4	36
Union Pacific Corp., Expires 05/01/2015, Strike Price $109.00	2	4
Union Pacific Corp., Expires 05/01/2015, Strike Price $110.00	20	100
Union Pacific Corp., Expires 05/01/2015, Strike Price $111.00	16	40
Union Pacific Corp., Expires 05/01/2015, Strike Price $112.00	16	32
Union Pacific Corp., Expires 05/15/2015, Strike Price $111.00	8	292
Union Pacific Corp., Expires 05/15/2015, Strike Price $112.00	16	400
Union Pacific Corp., Expires 05/15/2015, Strike Price $115.00	9	95
Union Pacific Corp., Expires 05/15/2015, Strike Price $117.00	12	36
Union Pacific Corp., Expires 05/15/2015, Strike Price $118.00	24	72
United Parcel Service, Inc., Expires 05/01/2015, Strike Price $99.00	28	4,144
United Parcel Service, Inc., Expires 05/01/2015, Strike Price $99.50	36	4,122
United Parcel Service, Inc., Expires 05/01/2015, Strike Price $100.00	53	3,869
United Parcel Service, Inc., Expires 05/01/2015, Strike Price $101.00	44	880
United Parcel Service, Inc., Expires 05/01/2015, Strike Price $102.00	12	36
United Parcel Service, Inc., Expires 05/01/2015, Strike Price $103.00	4	10
United Parcel Service, Inc., Expires 05/08/2015, Strike Price $100.00	4	494
United Parcel Service, Inc., Expires 05/15/2015, Strike Price $101.00	8	712
United Parcel Service, Inc., Expires 05/15/2015, Strike Price $103.00	24	684
United Rentals, Inc., Expires 05/01/2015, Strike Price $98.50	12	300
United Rentals, Inc., Expires 05/01/2015, Strike Price $99.00	25	313
United Rentals, Inc., Expires 05/01/2015, Strike Price $99.50	24	180
United Rentals, Inc., Expires 05/01/2015, Strike Price $100.00	8	20
United Rentals, Inc., Expires 05/01/2015, Strike Price $101.00	4	10
United Rentals, Inc., Expires 05/01/2015, Strike Price $102.00	24	60
United Rentals, Inc., Expires 05/01/2015, Strike Price $103.00	17	43
United Rentals, Inc., Expires 05/01/2015, Strike Price $105.00	12	30
United Rentals, Inc., Expires 05/01/2015, Strike Price $110.00	4	10
United Rentals, Inc., Expires 05/08/2015, Strike Price $101.00	13	455
United Rentals, Inc., Expires 05/08/2015, Strike Price $102.00	24	360
United Rentals, Inc., Expires 05/08/2015, Strike Price $103.00	16	160
United Rentals, Inc., Expires 05/08/2015, Strike Price $105.00	12	60
United Rentals, Inc., Expires 05/08/2015, Strike Price $110.00	8	40
United Rentals, Inc., Expires 05/22/2015, Strike Price $102.00	4	240
United Rentals, Inc., Expires 05/22/2015, Strike Price $104.00	4	140
United Rentals, Inc., Expires 05/22/2015, Strike Price $105.00	4	100
United Rentals, Inc., Expires 05/22/2015, Strike Price $106.00	4	70
United Rentals, Inc., Expires 05/22/2015, Strike Price $107.00	4	50
United Technologies Corp., Expires 05/01/2015, Strike Price $118.00	33	215
United Technologies Corp., Expires 05/01/2015, Strike Price $119.00	9	59
United Technologies Corp., Expires 05/08/2015, Strike Price $119.00	6	48
United Technologies Corp., Expires 05/08/2015, Strike Price $120.00	12	84
United Technologies Corp., Expires 05/08/2015, Strike Price $121.00	3	11
United Technologies Corp., Expires 05/15/2015, Strike Price $120.00	42	315
United Technologies Corp., Expires 05/15/2015, Strike Price $121.00	48	192
United Technologies Corp., Expires 05/15/2015, Strike Price $122.00	12	36
United Technologies Corp., Expires 05/22/2015, Strike Price $120.00	27	338
United Technologies Corp., Expires 05/22/2015, Strike Price $121.00	33	297
United Technologies Corp., Expires 05/22/2015, Strike Price $122.00	25	138
United Technologies Corp., Expires 05/22/2015, Strike Price $123.00	3	9
UnitedHealth Group, Inc., Expires 05/01/2015, Strike Price $120.00	27	81
UnitedHealth Group, Inc., Expires 05/01/2015, Strike Price $121.00	23	81
UnitedHealth Group, Inc., Expires 05/01/2015, Strike Price $127.00	9	18
UnitedHealth Group, Inc., Expires 05/01/2015, Strike Price $129.00	4	8
UnitedHealth Group, Inc., Expires 05/01/2015, Strike Price $130.00	9	18

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
UnitedHealth Group, Inc., Expires 05/01/2015, Strike Price $131.00	2	$4
UnitedHealth Group, Inc., Expires 05/01/2015, Strike Price $132.00	3	6
UnitedHealth Group, Inc., Expires 05/01/2015, Strike Price $135.00	3	6
UnitedHealth Group, Inc., Expires 05/01/2015, Strike Price $140.00	3	6
UnitedHealth Group, Inc., Expires 05/08/2015, Strike Price $121.00	9	99
UnitedHealth Group, Inc., Expires 05/08/2015, Strike Price $124.00	3	26
UnitedHealth Group, Inc., Expires 05/08/2015, Strike Price $126.00	6	60
UnitedHealth Group, Inc., Expires 05/08/2015, Strike Price $128.00	7	77
UnitedHealth Group, Inc., Expires 05/08/2015, Strike Price $136.00	7	32
UnitedHealth Group, Inc., Expires 05/15/2015, Strike Price $119.00	3	65
UnitedHealth Group, Inc., Expires 05/15/2015, Strike Price $122.00	3	33
UnitedHealth Group, Inc., Expires 05/15/2015, Strike Price $123.00	3	21
UnitedHealth Group, Inc., Expires 05/15/2015, Strike Price $126.00	3	17
UnitedHealth Group, Inc., Expires 05/22/2015, Strike Price $118.00	3	147
UnitedHealth Group, Inc., Expires 05/22/2015, Strike Price $119.00	4	144
Valero Energy Corp., Expires 05/01/2015, Strike Price $60.50	12	36
Valero Energy Corp., Expires 05/01/2015, Strike Price $61.50	5	13
Valero Energy Corp., Expires 05/01/2015, Strike Price $62.00	12	18
Valero Energy Corp., Expires 05/01/2015, Strike Price $62.50	5	5
Valero Energy Corp., Expires 05/01/2015, Strike Price $63.00	15	75
Valero Energy Corp., Expires 05/01/2015, Strike Price $64.00	6	3
Valero Energy Corp., Expires 05/01/2015, Strike Price $64.50	2	20
Valero Energy Corp., Expires 05/01/2015, Strike Price $65.00	10	20
Valero Energy Corp., Expires 05/01/2015, Strike Price $65.50	6	120
Valero Energy Corp., Expires 05/01/2015, Strike Price $67.00	5	100
Valero Energy Corp., Expires 05/01/2015, Strike Price $67.50	3	2
Valero Energy Corp., Expires 05/01/2015, Strike Price $68.00	5	35
Valero Energy Corp., Expires 05/01/2015, Strike Price $68.50	5	125
Valero Energy Corp., Expires 05/08/2015, Strike Price $60.00	6	81
Valero Energy Corp., Expires 05/08/2015, Strike Price $60.50	4	34
Valero Energy Corp., Expires 05/08/2015, Strike Price $61.50	18	126
Valero Energy Corp., Expires 05/08/2015, Strike Price $62.00	3	24
Valero Energy Corp., Expires 05/08/2015, Strike Price $62.50	6	24
Valero Energy Corp., Expires 05/08/2015, Strike Price $63.00	14	56
Valero Energy Corp., Expires 05/08/2015, Strike Price $63.50	12	72
Valero Energy Corp., Expires 05/08/2015, Strike Price $64.00	6	33
Valero Energy Corp., Expires 05/08/2015, Strike Price $64.50	17	68
Valero Energy Corp., Expires 05/08/2015, Strike Price $65.00	6	15
Valero Energy Corp., Expires 05/08/2015, Strike Price $65.50	6	30
Valero Energy Corp., Expires 05/08/2015, Strike Price $66.00	35	175
Valero Energy Corp., Expires 05/08/2015, Strike Price $67.00	6	57
Valero Energy Corp., Expires 05/15/2015, Strike Price $63.00	12	66
Valero Energy Corp., Expires 05/15/2015, Strike Price $64.00	6	24
Valero Energy Corp., Expires 05/15/2015, Strike Price $64.50	6	21
Valero Energy Corp., Expires 05/15/2015, Strike Price $65.50	6	15
Valero Energy Corp., Expires 05/22/2015, Strike Price $62.50	6	132
Valero Energy Corp., Expires 05/22/2015, Strike Price $63.50	6	90
Valero Energy Corp., Expires 05/22/2015, Strike Price $64.00	6	66
Valero Energy Corp., Expires 05/22/2015, Strike Price $65.00	18	171
Valero Energy Corp., Expires 05/22/2015, Strike Price $65.50	30	255
Valero Energy Corp., Expires 05/22/2015, Strike Price $66.00	6	48
Valero Energy Corp., Expires 05/22/2015, Strike Price $67.00	6	39
Valero Energy Corp., Expires 05/22/2015, Strike Price $68.00	12	78
Valero Energy Corp., Expires 05/22/2015, Strike Price $68.50	15	83
Viacom, Inc., Expires 05/15/2015, Strike Price $72.50	102	2,550
Viacom, Inc., Expires 05/15/2015, Strike Price $75.00	240	2,400
Viacom, Inc., Expires 05/15/2015, Strike Price $77.50	5	50
Visa, Inc., Expires 05/01/2015, Strike Price $69.00	15	270

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Visa, Inc., Expires 05/01/2015, Strike Price $69.50	35	$438
Visa, Inc., Expires 05/01/2015, Strike Price $70.00	10	90
Visa, Inc., Expires 05/01/2015, Strike Price $71.50	5	18
Visa, Inc., Expires 05/01/2015, Strike Price $72.00	15	68
Visa, Inc., Expires 05/01/2015, Strike Price $72.50	4	30
Visa, Inc., Expires 05/08/2015, Strike Price $69.00	10	320
Visa, Inc., Expires 05/08/2015, Strike Price $69.50	5	123
Visa, Inc., Expires 05/08/2015, Strike Price $70.50	15	180
Visa, Inc., Expires 05/08/2015, Strike Price $71.50	5	43
Visa, Inc., Expires 05/15/2015, Strike Price $70.00	5	120
Visa, Inc., Expires 05/15/2015, Strike Price $70.50	5	95
Visa, Inc., Expires 05/15/2015, Strike Price $71.50	20	210
Visa, Inc., Expires 05/15/2015, Strike Price $72.00	10	65
Visa, Inc., Expires 05/15/2015, Strike Price $72.50	5	33
Visa, Inc., Expires 05/15/2015, Strike Price $73.00	5	23
Visa, Inc., Expires 05/15/2015, Strike Price $75.00	40	100
Visa, Inc., Expires 05/22/2015, Strike Price $70.00	11	352
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $87.50	32	208
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $88.00	32	208
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $88.50	52	338
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $89.00	48	288
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $89.50	52	78
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $90.00	42	231
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $90.50	25	163
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $91.00	24	24
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $94.00	16	104
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $94.50	4	26
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $95.00	8	52
Walgreens Boots Alliance, Inc., Expires 05/01/2015, Strike Price $96.00	13	85
Walgreens Boots Alliance, Inc., Expires 05/08/2015, Strike Price $96.00	4	32
Walgreens Boots Alliance, Inc., Expires 05/08/2015, Strike Price $97.00	4	32
Walgreens Boots Alliance, Inc., Expires 05/15/2015, Strike Price $89.50	4	34
Wal-Mart Stores, Inc., Expires 05/01/2015, Strike Price $80.50	25	113
Wal-Mart Stores, Inc., Expires 05/01/2015, Strike Price $81.00	50	225
Wal-Mart Stores, Inc., Expires 05/15/2015, Strike Price $82.00	12	90
Wal-Mart Stores, Inc., Expires 05/15/2015, Strike Price $82.50	5	33
Wal-Mart Stores, Inc., Expires 05/22/2015, Strike Price $81.00	10	450
Wal-Mart Stores, Inc., Expires 05/22/2015, Strike Price $81.50	5	185
Wal-Mart Stores, Inc., Expires 05/22/2015, Strike Price $82.50	22	550
Wal-Mart Stores, Inc., Expires 05/22/2015, Strike Price $85.00	7	74
Wal-Mart Stores, Inc., Expires 05/22/2015, Strike Price $85.50	5	43
Wal-Mart Stores, Inc., Expires 05/22/2015, Strike Price $86.00	5	38
Wal-Mart Stores, Inc., Expires 05/22/2015, Strike Price $87.00	5	30
Walt Disney Co., Expires 05/01/2015, Strike Price $111.00	8	60
Walt Disney Co., Expires 05/01/2015, Strike Price $114.00	2	6
Walt Disney Co., Expires 05/08/2015, Strike Price $112.00	4	436
Walt Disney Co., Expires 05/08/2015, Strike Price $113.00	4	336
Walt Disney Co., Expires 05/08/2015, Strike Price $115.00	4	202
Walt Disney Co., Expires 05/08/2015, Strike Price $116.00	4	156
Walt Disney Co., Expires 05/08/2015, Strike Price $122.00	4	42
Walt Disney Co., Expires 05/08/2015, Strike Price $123.00	4	38
Walt Disney Co., Expires 05/15/2015, Strike Price $113.00	4	408
Walt Disney Co., Expires 05/15/2015, Strike Price $114.00	4	324
Walt Disney Co., Expires 05/15/2015, Strike Price $115.00	4	260
Walt Disney Co., Expires 05/15/2015, Strike Price $116.00	4	200
Walt Disney Co., Expires 05/15/2015, Strike Price $117.00	4	156
Walt Disney Co., Expires 05/15/2015, Strike Price $120.00	4	84
Walt Disney Co., Expires 05/15/2015, Strike Price $121.00	8	124

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Walt Disney Co., Expires 05/22/2015, Strike Price $113.00	8	$964
Walt Disney Co., Expires 05/22/2015, Strike Price $114.00	8	768
Walt Disney Co., Expires 05/22/2015, Strike Price $115.00	16	1,240
Walt Disney Co., Expires 05/22/2015, Strike Price $119.00	4	122
Walt Disney Co., Expires 05/22/2015, Strike Price $120.00	8	192
Western Digital Corp., Expires 05/01/2015, Strike Price $103.00	19	124
Western Digital Corp., Expires 05/01/2015, Strike Price $105.00	1	4
Western Digital Corp., Expires 05/01/2015, Strike Price $107.00	4	4
Western Digital Corp., Expires 05/01/2015, Strike Price $108.00	16	16
Western Digital Corp., Expires 05/01/2015, Strike Price $110.00	4	4
Western Digital Corp., Expires 05/01/2015, Strike Price $111.00	8	8
Western Digital Corp., Expires 05/01/2015, Strike Price $112.00	20	10
Western Digital Corp., Expires 05/01/2015, Strike Price $113.00	16	8
Western Digital Corp., Expires 05/08/2015, Strike Price $101.00	2	83
Western Digital Corp., Expires 05/08/2015, Strike Price $102.00	4	90
Western Digital Corp., Expires 05/08/2015, Strike Price $103.00	8	108
Western Digital Corp., Expires 05/08/2015, Strike Price $104.00	8	56
Western Digital Corp., Expires 05/08/2015, Strike Price $105.00	4	22
Western Digital Corp., Expires 05/08/2015, Strike Price $106.00	28	126
Western Digital Corp., Expires 05/08/2015, Strike Price $108.00	8	28
Western Digital Corp., Expires 05/08/2015, Strike Price $110.00	4	12
Western Digital Corp., Expires 05/08/2015, Strike Price $115.00	4	10
Weyerhaeuser Co., Expires 05/01/2015, Strike Price $32.50	120	600
Weyerhaeuser Co., Expires 05/01/2015, Strike Price $33.00	10	50
Weyerhaeuser Co., Expires 05/01/2015, Strike Price $33.50	25	125
Weyerhaeuser Co., Expires 05/01/2015, Strike Price $34.00	50	250
Weyerhaeuser Co., Expires 05/01/2015, Strike Price $34.50	5	25
Weyerhaeuser Co., Expires 05/08/2015, Strike Price $33.50	40	300
Weyerhaeuser Co., Expires 05/08/2015, Strike Price $34.00	105	788
Weyerhaeuser Co., Expires 05/08/2015, Strike Price $34.50	13	98
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $475.00 (a)	90	57,938
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $480.00 (a)	209	112,338
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $485.00 (a)	490	217,438
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $490.00 (a)	120	44,250
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $495.00 (a)	443	132,900
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $500.00 (a)	260	65,000
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $505.00 (a)	395	79,000
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $510.00 (a)	560	91,000
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $515.00 (a)	160	21,000
Whole Foods Market, Inc., Expires 05/01/2015, Strike Price $50.00	21	32
Whole Foods Market, Inc., Expires 05/01/2015, Strike Price $50.50	21	21
Whole Foods Market, Inc., Expires 05/01/2015, Strike Price $51.00	56	84
Whole Foods Market, Inc., Expires 05/01/2015, Strike Price $51.50	14	14
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $50.50	7	539
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $51.00	14	910
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $52.00	7	312
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $52.50	7	256
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $53.00	14	427
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $53.50	21	515
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $54.00	35	700
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $54.50	28	448
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $55.00	14	196
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $55.50	7	81
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $56.00	7	60
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $57.00	14	91
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $57.50	7	35
Whole Foods Market, Inc., Expires 05/08/2015, Strike Price $58.00	17	68
Whole Foods Market, Inc., Expires 05/15/2015, Strike Price $53.00	7	298

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Whole Foods Market, Inc., Expires 05/15/2015, Strike Price $55.00	19	$437
Whole Foods Market, Inc., Expires 05/15/2015, Strike Price $58.00	14	98
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $50.50	7	676
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $51.00	7	588
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $52.50	9	477
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $53.00	7	322
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $53.50	7	266
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $54.50	14	378
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $55.00	7	165
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $55.50	14	280
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $56.00	21	357
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $57.00	21	210
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $57.50	7	60
Whole Foods Market, Inc., Expires 05/22/2015, Strike Price $58.00	9	63
Williams Companies, Inc., Expires 05/01/2015, Strike Price $53.00	14	91
Williams Companies, Inc., Expires 05/01/2015, Strike Price $53.50	14	98
Williams Companies, Inc., Expires 05/01/2015, Strike Price $54.00	14	98
Williams Companies, Inc., Expires 05/01/2015, Strike Price $54.50	35	245
Williams Companies, Inc., Expires 05/01/2015, Strike Price $55.00	7	49
Williams Companies, Inc., Expires 05/01/2015, Strike Price $55.50	7	49
Williams Companies, Inc., Expires 05/15/2015, Strike Price $54.00	35	333
Williams Companies, Inc., Expires 05/15/2015, Strike Price $54.50	63	441
Williams Companies, Inc., Expires 05/15/2015, Strike Price $55.00	28	154
Williams Companies, Inc., Expires 05/15/2015, Strike Price $55.50	42	168
Williams Companies, Inc., Expires 05/15/2015, Strike Price $56.00	28	98
Williams Companies, Inc., Expires 05/15/2015, Strike Price $56.50	28	84
Williams Companies, Inc., Expires 05/15/2015, Strike Price $57.50	21	63
Williams Companies, Inc., Expires 05/22/2015, Strike Price $53.50	14	364
Williams Companies, Inc., Expires 05/22/2015, Strike Price $54.00	35	735
Williams Companies, Inc., Expires 05/22/2015, Strike Price $58.00	7	53
WTI Crude Future, June 2015 Settlement, Expires 05/14/2015, Strike Price $60.00 (a)	425	603,500
WTI Crude Future, June 2015 Settlement, Expires 05/14/2015, Strike Price $60.50 (a)	768	929,280
WTI Crude Future, June 2015 Settlement, Expires 05/14/2015, Strike Price $61.00 (a)	638	650,760
WTI Crude Future, June 2015 Settlement, Expires 05/14/2015, Strike Price $61.50 (a)	400	344,000
Wyndham Worldwide Corp., Expires 05/15/2015, Strike Price $92.50	29	435
Wyndham Worldwide Corp., Expires 05/15/2015, Strike Price $95.00	17	298
Wyndham Worldwide Corp., Expires 05/15/2015, Strike Price $97.50	13	163
Wyndham Worldwide Corp., Expires 05/15/2015, Strike Price $100.00	13	163
Wynn Resorts Ltd., Expires 05/01/2015, Strike Price $133.00	3	14
Wynn Resorts Ltd., Expires 05/01/2015, Strike Price $134.00	3	3
Wynn Resorts Ltd., Expires 05/01/2015, Strike Price $136.00	3	2
Wynn Resorts Ltd., Expires 05/01/2015, Strike Price $139.00	3	2
Wynn Resorts Ltd., Expires 05/01/2015, Strike Price $144.00	3	2
Wynn Resorts Ltd., Expires 05/01/2015, Strike Price $150.00	3	2
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $132.00	3	33
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $134.00	12	132
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $135.00	12	78
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $136.00	12	12
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $137.00	9	45
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $138.00	9	99
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $139.00	9	59
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $140.00	18	72
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $142.00	21	231
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $144.00	6	57
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $145.00	2	19
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $150.00	6	27
Wynn Resorts Ltd., Expires 05/08/2015, Strike Price $152.50	6	63
Wynn Resorts Ltd., Expires 05/15/2015, Strike Price $120.00	4	226

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Wynn Resorts Ltd., Expires 05/15/2015, Strike Price $135.00	3	$29
Wynn Resorts Ltd., Expires 05/15/2015, Strike Price $136.00	6	24
Wynn Resorts Ltd., Expires 05/15/2015, Strike Price $137.00	3	26
Wynn Resorts Ltd., Expires 05/15/2015, Strike Price $138.00	9	104
Wynn Resorts Ltd., Expires 05/15/2015, Strike Price $140.00	3	11
Wynn Resorts Ltd., Expires 05/15/2015, Strike Price $143.00	3	35
Wynn Resorts Ltd., Expires 05/15/2015, Strike Price $145.00	3	17
Wynn Resorts Ltd., Expires 05/22/2015, Strike Price $139.00	6	72
Wynn Resorts Ltd., Expires 05/22/2015, Strike Price $141.00	3	35
Wynn Resorts Ltd., Expires 05/22/2015, Strike Price $142.00	3	35
Yahoo!, Inc., Expires 05/01/2015, Strike Price $45.00	8	16
Yahoo!, Inc., Expires 05/01/2015, Strike Price $45.50	8	4
Yahoo!, Inc., Expires 05/01/2015, Strike Price $46.00	27	135
Yahoo!, Inc., Expires 05/01/2015, Strike Price $46.50	25	13
Yahoo!, Inc., Expires 05/01/2015, Strike Price $47.00	5	5
Yahoo!, Inc., Expires 05/01/2015, Strike Price $47.50	5	5
Yahoo!, Inc., Expires 05/01/2015, Strike Price $48.00	10	10
Yahoo!, Inc., Expires 05/01/2015, Strike Price $49.50	5	5
Yahoo!, Inc., Expires 05/01/2015, Strike Price $51.50	3	3
Yahoo!, Inc., Expires 05/01/2015, Strike Price $52.00	8	8
Yahoo!, Inc., Expires 05/01/2015, Strike Price $52.50	4	4
Yahoo!, Inc., Expires 05/08/2015, Strike Price $46.50	29	363
Yahoo!, Inc., Expires 05/08/2015, Strike Price $47.00	7	67
Yahoo!, Inc., Expires 05/08/2015, Strike Price $47.50	8	68
Yahoo!, Inc., Expires 05/08/2015, Strike Price $48.00	13	85
Yahoo!, Inc., Expires 05/08/2015, Strike Price $48.50	21	126
Yahoo!, Inc., Expires 05/08/2015, Strike Price $49.00	5	30
Yahoo!, Inc., Expires 05/15/2015, Strike Price $46.00	8	172
Yahoo!, Inc., Expires 05/15/2015, Strike Price $46.50	8	128
Yahoo!, Inc., Expires 05/15/2015, Strike Price $47.00	24	300
Yahoo!, Inc., Expires 05/15/2015, Strike Price $48.00	16	144
Yahoo!, Inc., Expires 05/15/2015, Strike Price $49.00	40	280
Yahoo!, Inc., Expires 05/22/2015, Strike Price $46.00	8	220
Yahoo!, Inc., Expires 05/22/2015, Strike Price $46.50	8	168
Yahoo!, Inc., Expires 05/22/2015, Strike Price $47.00	40	820
Yahoo!, Inc., Expires 05/22/2015, Strike Price $47.50	32	528
Yahoo!, Inc., Expires 05/22/2015, Strike Price $48.00	8	112
Yum! Brands, Inc., Expires 05/01/2015, Strike Price $84.50	5	685
Yum! Brands, Inc., Expires 05/01/2015, Strike Price $86.00	5	220
Yum! Brands, Inc., Expires 05/01/2015, Strike Price $86.50	6	138
Yum! Brands, Inc., Expires 05/01/2015, Strike Price $87.00	5	73
Yum! Brands, Inc., Expires 05/01/2015, Strike Price $88.00	12	90
Yum! Brands, Inc., Expires 05/01/2015, Strike Price $89.00	4	22
Yum! Brands, Inc., Expires 05/01/2015, Strike Price $90.00	15	38
Yum! Brands, Inc., Expires 05/01/2015, Strike Price $91.00	3	21
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $82.00	5	2,100
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $82.50	5	1,888
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $83.50	6	1,644
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $84.00	5	1,278
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $85.00	20	3,410
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $85.50	10	1,400
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $86.00	25	2,838
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $86.50	15	1,343
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $87.00	20	1,430
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $88.00	25	1,025
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $88.50	8	260
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $89.00	20	490
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $90.00	26	390

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Yum! Brands, Inc., Expires 05/08/2015, Strike Price $91.00	4	$58
Yum! Brands, Inc., Expires 05/15/2015, Strike Price $89.00	4	238
Yum! Brands, Inc., Expires 05/15/2015, Strike Price $90.00	20	830
Yum! Brands, Inc., Expires 05/15/2015, Strike Price $91.00	16	464
Yum! Brands, Inc., Expires 05/15/2015, Strike Price $92.00	16	312
Yum! Brands, Inc., Expires 05/15/2015, Strike Price $95.00	12	102
Yum! Brands, Inc., Expires 05/22/2015, Strike Price $89.50	24	1,728
Yum! Brands, Inc., Expires 05/22/2015, Strike Price $90.00	28	1,750
Yum! Brands, Inc., Expires 05/22/2015, Strike Price $90.50	12	654
Yum! Brands, Inc., Expires 05/22/2015, Strike Price $91.00	8	372
Yum! Brands, Inc., Expires 05/22/2015, Strike Price $92.00	12	396
Yum! Brands, Inc., Expires 05/22/2015, Strike Price $93.00	4	100
Yum! Brands, Inc., Expires 05/22/2015, Strike Price $95.00	12	174
Zoetis, Inc., Expires 05/01/2015, Strike Price $48.50	8	60
Zoetis, Inc., Expires 05/01/2015, Strike Price $49.00	46	115
Zoetis, Inc., Expires 05/01/2015, Strike Price $50.00	13	98
Zoetis, Inc., Expires 05/01/2015, Strike Price $50.50	5	38
Zoetis, Inc., Expires 05/01/2015, Strike Price $51.00	10	75
Zoetis, Inc., Expires 05/01/2015, Strike Price $51.50	10	75
Zoetis, Inc., Expires 05/01/2015, Strike Price $52.00	10	75
Zoetis, Inc., Expires 05/01/2015, Strike Price $53.00	15	113
Zoetis, Inc., Expires 05/01/2015, Strike Price $54.00	10	75
Zoetis, Inc., Expires 05/01/2015, Strike Price $56.00	5	38
Zoetis, Inc., Expires 05/08/2015, Strike Price $49.50	9	135
Zoetis, Inc., Expires 05/08/2015, Strike Price $50.00	16	200
Zoetis, Inc., Expires 05/08/2015, Strike Price $50.50	5	63
Zoetis, Inc., Expires 05/08/2015, Strike Price $51.00	23	230
Zoetis, Inc., Expires 05/08/2015, Strike Price $51.50	5	50
Zoetis, Inc., Expires 05/08/2015, Strike Price $52.50	5	63
Zoetis, Inc., Expires 05/08/2015, Strike Price $53.00	13	163
Zoetis, Inc., Expires 05/08/2015, Strike Price $54.00	13	130
Zoetis, Inc., Expires 05/08/2015, Strike Price $55.00	18	135
Zoetis, Inc., Expires 05/08/2015, Strike Price $56.00	34	255
Zoetis, Inc., Expires 05/15/2015, Strike Price $48.50	8	220
Zoetis, Inc., Expires 05/15/2015, Strike Price $49.00	8	160
Zoetis, Inc., Expires 05/15/2015, Strike Price $49.50	8	140

TOTAL CALL OPTIONS (Premiums Received $20,357,054)		37,358,347

PUT OPTIONS
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $72.00	50	250
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $72.50	40	400
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $72.50	60	600
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $73.00	100	1,000
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $74.00	200	3,000
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $74.50	800	20,000
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $75.00	250	8,750
Australian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $79.00	300	237,000
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $140.00	250	1,562
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $140.50	250	1,562
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $144.00	60	750
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $144.00	365	4,562
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $145.00	60	1,125
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $145.00	590	11,062
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $145.50	300	5,625
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $146.00	300	7,500
British Pound Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $153.00	175	111,562
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $76.00	10	50

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $76.00	40	$200
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $76.50	40	200
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $76.50	10	50
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $77.00	50	250
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $77.50	250	1,250
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $78.00	50	250
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $78.50	102	510
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $79.00	100	500
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $79.50	150	1,500
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $80.50	100	3,500
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $81.50	100	14,939
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $82.00	250	69,223
Canadian Dollar Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $82.50	203	85,260
CBOE Nasdaq 100 Index, Expires 05/01/2015, Strike Price $4490.00	75	508,500
CBOE Nasdaq 100 Index, Expires 05/01/2015, Strike Price $4495.00	100	731,000
CBOE Nasdaq 100 Index, Expires 05/01/2015, Strike Price $4500.00	75	585,750
CBOE S&P 500 Index, Expires 05/01/2015, Strike Price $2095.00	300	331,500
CBOE S&P 500 Index, Expires 05/01/2015, Strike Price $2100.00	300	438,000
CBOE Volatility Index, Expires 05/20/2015, Strike Price $15.00	3,320	307,100
Cocoa Future, July 2015 Settlement, Expires 06/05/2015, Strike Price $2650.00 (a)	15	600
Cocoa Future, July 2015 Settlement, Expires 06/05/2015, Strike Price $2700.00 (a)	85	5,950
Cocoa Future, July 2015 Settlement, Expires 06/05/2015, Strike Price $2750.00 (a)	50	6,000
Coffee ‘C’ Future, July 2015 Settlement, Expires 05/08/2015, Strike Price $132.50 (a)	450	226,125
Coffee ‘C’ Future, July 2015 Settlement, Expires 05/08/2015, Strike Price $135.00 (a)	75	60,187
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $350.00 (a)	27	2,269
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $355.00 (a)	625	82,031
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $360.00 (a)	850	180,625
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $365.00 (a)	125	40,625
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $370.00 (a)	300	138,750
Corn No. 2 Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $375.00 (a)	300	189,375
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $60.00 (a)	80	6,000
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $61.00 (a)	139	15,290
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $62.00 (a)	246	39,360
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $63.00 (a)	190	43,700
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $64.00 (a)	350	113,750
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $65.00 (a)	850	382,500
Cotton No.2 Future, July 2015 Settlement, Expires 06/12/2015, Strike Price $66.00 (a)	232	142,680
DAX Index, Expires 05/04/2015, Strike Price EUR 11500.00	200	126,208
DAX Index, Expires 05/04/2015, Strike Price EUR 11600.00	250	245,624
DAX Index, Expires 05/04/2015, Strike Price EUR 11700.00	150	213,061
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.02	318	1,987
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.03	500	3,125
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.05	1,201	15,013
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.05	925	17,344
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.10	500	143,750
Euro Fx Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $1.11	375	145,313
Euro Stoxx 50, Expires 05/04/2015, Strike Price EUR 3600.00	350	86,853
Euro Stoxx 50, Expires 05/04/2015, Strike Price EUR 3625.00	575	216,935
Euro Stoxx 50, Expires 05/04/2015, Strike Price EUR 3650.00	400	219,181
Euro Stoxx 50, Expires 05/04/2015, Strike Price EUR 3675.00	175	132,047
FTSE 100 Index, Expires 05/15/2015, Strike Price GBP 6800.00	75	58,138
FTSE 100 Index, Expires 05/15/2015, Strike Price GBP 6850.00	326	317,758
FTSE 100 Index, Expires 05/15/2015, Strike Price GBP 6900.00	200	245,598
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1175.00 (a)	90	123,300
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1180.00 (a)	105	165,900
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1185.00 (a)	330	603,900
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1190.00 (a)	350	735,000
Gold 100 Oz. Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $1195.00 (a)	350	840,000

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Japanese Yen Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $80.00	10	$125
Japanese Yen Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $82.50	455	62,563
Japanese Yen Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $83.00	655	155,563
Japanese Yen Future, June 2015 Settlement, Expires 05/08/2015, Strike Price $83.50	325	138,125
Lean Hogs Future, June 2015 Settlement, Expires 06/12/2015, Strike Price $72.00 (a)	210	25,200
Lean Hogs Future, June 2015 Settlement, Expires 06/12/2015, Strike Price $74.00 (a)	634	120,460
Lean Hogs Future, June 2015 Settlement, Expires 06/12/2015, Strike Price $75.00 (a)	426	106,500
Lean Hogs Future, June 2015 Settlement, Expires 06/12/2015, Strike Price $76.00 (a)	330	105,600
Lean Hogs Future, May 2015 Settlement, Expires 05/14/2015, Strike Price $70.00 (a)	10	600
Live Cattle Future, June 2015 Settlement, Expires 05/01/2015, Strike Price $147.00 (a)	230	6,900
Live Cattle Future, June 2015 Settlement, Expires 06/05/2015, Strike Price $150.00 (a)	2	640
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.30 (a)	50	3,500
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.35 (a)	150	16,500
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.40 (a)	195	31,200
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.45 (a)	190	41,800
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.50 (a)	210	63,000
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.55 (a)	130	56,915
Natural Gas Future, June 2015 Settlement, Expires 05/26/2015, Strike Price $2.60 (a)	140	82,186
Nikkei 225 Index, Expires 05/08/2015, Strike Price JPY 19500.00	75	141,332
Nikkei 225 Index, Expires 05/08/2015, Strike Price JPY 19625.00	75	175,879
Russell 2000 Index, Expires 05/01/2015, Strike Price $1255.00	250	818,750
Russell 2000 Index, Expires 05/01/2015, Strike Price $1260.00	250	943,750
Silver Future, July 2015 Settlement, Expires 05/26/2015, Strike Price $15.00 (a)	20	10,291
Silver Future, July 2015 Settlement, Expires 05/26/2015, Strike Price $15.25 (a)	70	56,943
Silver Future, July 2015 Settlement, Expires 05/26/2015, Strike Price $15.50 (a)	123	141,646
Silver Future, July 2015 Settlement, Expires 05/26/2015, Strike Price $15.75 (a)	25	30,625
Silver Future, July 2015 Settlement, Expires 05/26/2015, Strike Price $16.00 (a)	95	161,025
Silver Future, July 2015 Settlement, Expires 05/26/2015, Strike Price $16.25 (a)	75	168,750
Soybean Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $940.00 (a)	285	48,094
Soybean Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $950.00 (a)	560	154,000
Soybean Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $960.00 (a)	675	282,656
Soybean Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $970.00 (a)	360	222,750
Sugar No. 11 Future, July 2015 Settlement, Expires 05/15/2015, Strike Price $11.75 (a)	75	1,680
Sugar No. 11 Future, July 2015 Settlement, Expires 05/15/2015, Strike Price $12.00 (a)	225	7,560
Sugar No. 11 Future, July 2015 Settlement, Expires 05/15/2015, Strike Price $12.25 (a)	240	13,440
Sugar No. 11 Future, July 2015 Settlement, Expires 05/15/2015, Strike Price $12.50 (a)	195	19,656
Sugar No. 11 Future, July 2015 Settlement, Expires 05/15/2015, Strike Price $12.75 (a)	25	5,232
U.S. Treasury 10-Year Note Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $127.00	226	56,382
U.S. Treasury 10-Year Note Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $127.50	500	178,529
U.S. Treasury 10-Year Note Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $128.50	525	360,938
U.S. Treasury 10-Year Note Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $129.00	375	363,281
U.S. Treasury Long Bond Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $160.00	550	1,125,781
U.S. Treasury Long Bond Future, June 2015 Settlement, Expires 05/22/2015, Strike Price $161.00	525	1,369,922
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $465.00 (a)	140	63,000
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $470.00 (a)	360	202,500
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $475.00 (a)	670	464,813
Wheat Future, July 2015 Settlement, Expires 05/22/2015, Strike Price $480.00 (a)	100	83,750
WTI Crude Future, June 2015 Settlement, Expires 05/14/2015, Strike Price $54.00 (a)	350	84,000
WTI Crude Future, June 2015 Settlement, Expires 05/14/2015, Strike Price $54.50 (a)	475	133,000
WTI Crude Future, June 2015 Settlement, Expires 05/14/2015, Strike Price $55.00 (a)	900	297,000
WTI Crude Future, June 2015 Settlement, Expires 05/14/2015, Strike Price $55.50 (a)	250	97,500
WTI Crude Future, June 2015 Settlement, Expires 05/14/2015, Strike Price $56.00 (a)	300	141,000

TOTAL PUT OPTIONS (Premiums Received $20,350,475)	36,805	19,270,526

TOTAL WRITTEN OPTIONS (Premiums Received $40,707,529)		$56,628,873

(a)	All or a portion of this security is held by Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Schedule of Investments	as of April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
10-Year U.S. Treasury Note, June 2015 Settlement	150	$19,267,022	$10,223
Brent Crude, October 2015 Settlement (a)	99	6,297,749	(521,751)
Coffee ‘C’, September 2015 Settlement (a)	169	8,864,860	(17,993)
Copper, September 2015 Settlement (a)	20	1,370,968	(72,122)
Corn No. 2, September 2015 Settlement (a)	71	1,366,932	43,317
DAX Index, June 2015 Settlement	59	18,879,532	380,351
Euro Stoxx 50, June 2015 Settlement	635	25,124,540	412,975
FTSE 100 Index, June 2015 Settlement	136	14,221,484	162,713
Gold 100 Oz., June 2015 Settlement (a)	285	33,592,208	(107,464)
Gold 100 Oz., October 2015 Settlement (a)	12	1,445,388	24,294
Hard Red Winter Wheat, September 2015 Settlement (a)	48	1,295,897	73,459
Lean Hogs, June 2015 Settlement (a)	50	1,516,375	(112,377)
Live Cattle, June 2015 Settlement (a)	60	3,489,890	(103,212)
Live Cattle, October 2015 Settlement (a)	24	1,429,086	(7,915)
Low Sulphur Gas Oil, October 2015 Settlement (a)	109	6,245,889	(428,054)
Nasdaq 100 E-mini Index, June 2015 Settlement	1,134	101,438,681	1,454,842
Natural Gas, October 2015 Settlement (a)	332	8,883,638	(623,003)
Nikkei 225 Index, June 2015 Settlement	50	8,350,719	163,065
NY Harbor ULSD, October 2015 Settlement (a)	79	6,270,462	(435,568)
Russell 2000 Mini Index, June 2015 Settlement	457	56,999,526	1,408,149
S&P 500 E-mini, June 2015 Settlement	959	100,151,989	464,734
Silver, September 2015 Settlement (a)	17	1,399,601	23,205
Sugar No. 11, October 2015 Settlement (a)	470	7,086,945	(74,450)
Sugar No. 11, October 2015 Settlement (a)	127	1,897,773	(37,327)
U.S. Treasury Long Bond, June 2015 Settlement	450	71,896,081	77,247
Wheat, September 2015 Settlement (a)	52	1,317,453	59,445

Total Futures Contracts Sold		$510,100,688	$2,216,783

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, June 2015 Settlement	1,200	$94,006,150	$743,918
British Pound, June 2015 Settlement	1,228	115,885,117	1,954,856
Canadian Dollar, June 2015 Settlement	450	36,721,515	483,760
CBOE Volatility, May 2015 Settlement	125	1,921,438	19,013
Cotton No.2, December 2015 Settlement (a)	272	8,937,763	124,730
Euro Fx, June 2015 Settlement	1,953	267,171,292	7,856,789
Gasoline, October 2015 Settlement (a)	129	9,093,051	811,950
Japanese Yen, June 2015 Settlement	100	10,521,087	(48,749)
Lean Hogs, October 2015 Settlement (a)	213	6,081,070	42,246
Soybean Meal, October 2015 Settlement (a)	199	6,159,229	11,371
Soybean Oil, October 2015 Settlement (a)	325	6,187,892	10,522
Soybean, September 2015 Settlement (a)	129	6,127,444	56,241
WTI Crude, June 2015 Settlement (a)	175	10,438,263	(3,268)
WTI Crude, October 2015 Settlement (a)	24	1,397,736	95,269

Total Futures Contracts Purchased		$580,649,047	$12,158,648

Total Futures Contracts Appreciation			$14,375,431

(a)	All or a portion of this security is held by Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Statement of Assets and Liabilities	April 30, 2015 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$452,420,934
Interest receivable	13,822
Dividend receivable	550
Receivable for investments sold	136,130
Foreign currencies, at value(2)	2,716,573
Deposits at broker	159,275,122
Deferred offering expense	175,729
Total assets	614,738,860
LIABILITIES:
Written options, at fair value(3)	56,628,873
Payable for investment securities purchased	12,987,317
Payable to Investment Adviser	521,711
Payable for Chief Compliance Officer compensation	4,125
Payable to Trustees	4,225
Accrued service fees	30,932
Accrued organizational expense (See Note 6)	143,979
Other accrued expenses	33,289
Total liabilities	70,354,451
Total net assets	$544,384,409

NET ASSETS CONSIST OF:
Capital stock	$547,559,602
Accumulated net investment loss	(788,515)
Accumulated undistributed net realized gain (loss) on:
Investments	(12,293)
Futures contracts	(9,745,367)
Written options	9,037,588
Foreign currency translation	10,709
Unrealized appreciation (depreciation) on:
Investments	(160,616)
Futures contracts	14,375,431
Written options	(15,889,158)
Foreign currency translation	(2,972)
Total net assets	$544,384,409

Net Assets	$544,384,409
Shares outstanding	54,756,202
Net asset value, offering and redemption price per share	$9.94

(1) Cost of Investments	$452,581,550
(2) Cost of foreign currencies	2,687,359
(3) Premiums received	40,707,529

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Statement of Operations	For the Period Ended April 30, 2015(1) (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend income	$576
Interest income	15,139
Total investment income	15,715
EXPENSES
Advisory fees (See Note 4)	618,638
Service fees	30,931
Offering costs	30,650
Fund accounting and administration fees	22,066
Audit and tax related fees	14,750
Legal fees	12,500
Trustees fees and expenses	4,225
Chief Compliance Officer fees	4,125
Transfer agency fees and expenses	2,000
Custody fees	1,972
Other expenses	4,350
Net expenses before Adviser recoupment	746,207
Expenses recouped by Adviser (See Note 4)	58,023
Total net expenses	804,230
Net investment loss	(788,515)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(12,293)
Futures contracts	(9,745,367)
Written options	9,037,588
Foreign currency translation	10,709
Net change in unrealized appreciation (depreciation) on:
Investments	(160,616)
Futures contracts	14,375,431
Written options	(15,889,158)
Foreign currency translation	(2,972)
Net realized and unrealized loss	(2,386,678)
Net decrease in net assets resulting from operations	$(3,175,193)

(1)	The Fund commenced operations on April 2, 2015.

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Statement of Changes in Net Assets	For the Period Ended April 30, 2015(1) (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
OPERATIONS:
Net investment loss	$(788,515)
Net realized gain (loss) on:
Investments	(12,293)
Futures contracts	(9,745,367)
Written options	9,037,588
Foreign currency translation	10,709
Net change in unrealized appreciation (depreciation) on:
Investments	(160,616)
Futures contracts	14,375,431
Written options	(15,889,158)
Foreign currency translation	(2,972)
Net decrease in assets resulting from operations	(3,175,193)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	547,459,602
Net increase in net assets from capital share transactions	547,459,602
Total increase in net assets	544,284,409

NET ASSETS:
Beginning of period	100,000
End of period	$544,384,409

Accumulated net investment loss	$(788,515)

(1)	The Fund commenced operations on April 2, 2015.

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Consolidated Financial Highlights	For the Period Ended April 30, 2015(1)

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
Per Share Data:
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations
Net Investment Loss(2)	(0.02)
Net Realized and Unrealized Loss on Investments	(0.04)

Total from Investment Operations	(0.06)

Net Asset Value, End of Period	$9.94

Total Return	(0.60	)%(3)
Supplemental Data and Ratios:
Net Assets, End of Period (000s)	$544,384
Ratio of Expenses to Average Net Assets
(Before Expense Recoupment)	2.41	%(4)
Ratio of Expenses to Average Net Assets
(After Expense Recoupment)	2.60	%(4)
Ratio of Net Investment Loss to Average Net Assets
(Before Expense Recoupment)	(2.36	)%(4)
Ratio of Net Investment Loss to Average Net Assets
(After Expense Recoupment)	(2.55	)%(4)
Portfolio Turnover Rate	33.09	%(3)

(1)	The Fund commenced operations on April 2, 2015.
(2)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Consolidated Financial Statements	April 30, 2015 (Unaudited)

1. Organization

Stone Ridge Trust III (the “Trust”) was organized as a Delaware statutory trust on December 17, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered closed-end management investment company issuing shares. As of April 30, 2015, the Trust consisted of one series (the “Fund”): the Stone Ridge All Asset Variance Risk Premium Fund (the “All Asset Variance Risk Premium Fund”). The Fund commenced operations on April 2, 2015. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.10% shareholder service fee, no 12b-1 fees and does not charge a redemption fee. There are an unlimited number of authorized shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable laws, will conduct quarterly repurchase offers typically for 10% of the Fund’s outstanding shares at net asset value subject to approval of the Board of Trustees and in all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund does not currently intend to list its shares for trading on any national securities exchange. There is no secondary trading market in the Shares. The Shares are, therefore, not readily marketable.

The investment objective of Fund is to achieve capital appreciation. The Fund seeks to achieve this objective by receiving premiums in connection with its derivative contracts (including put and call options, futures contracts, options on futures contracts, and swaps) related to a variety of asset classes that the Adviser (as defined herein) believes offer variance risk premiums.

The consolidated financial statements include the accounts of Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. As of April 30, 2015 the Subsidiary’s net assets were $116,718,812, which represented 21.4% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Consolidated Financial Statements	April 30, 2015 (Unaudited)

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Over the counter domestic options not traded on an exchange are valued at the mean of the bid and asked quotations. Foreign options and options on futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Fund’s NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Fund may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Fund’s NAV. Events affecting the value of such securities held by the Fund that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Fund’s calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Fund may use fair valuation in accordance with the procedures approved by the Trustees.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Consolidated Financial Statements	April 30, 2015 (Unaudited)

There were no transfers between Levels during the reporting period. Transfers between levels are recognized at the end of the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2015:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks (1)	$13,899,378	$—	$—	$13,899,378
Call Option	481,400	—	—	481,400
Money Market Funds	278,041,722	—	—	278,041,722
U.S. Treasury Bills	—	159,998,434	—	159,998,434

Total Assets	$292,422,500	$159,998,434	$—	$452,420,934
Liabilities
Written Options	49,088,781	$7,540,092	$—	$56,628,873

Total Liabilities	49,088,781	$7,540,092	$—	$56,628,873
Other Financial Instruments*
Futures	$14,375,431	$—	$—	$14,375,431

Total	$14,375,431	$—	$—	$14,375,431

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Derivative Transactions — The Fund engaged in derivatives and hedging activities during the period ended April 30, 2015. The use of derivatives included options and futures contracts. Further information regarding derivative activity for the Fund can be found in the Schedule of Investments.

Futures Contracts — The Fund held futures contracts during the period ended April 30, 2015. The Fund uses futures contracts to maintain appropriate equity market exposure, hedge interest rate exposure and to gain exposure to various commodities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically- settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended April 30, 2015, were as follows:

Long futures contracts	$580,649,047
Short futures contracts	$510,100,688

Options — The Fund may purchase and write call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended April 30, 2015. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Consolidated Financial Statements	April 30, 2015 (Unaudited)

Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The average market value of written options for the period ended April 30, 2015, were $56,628,873.

Transactions in purchased options during the period ended April 30, 2015 were as follows:

Call Options	NOTIONAL AMOUNT	CONTRACTS
Outstanding, beginning of period	$—	$—
Options purchased	4,980,000	3,320
Options terminated in closing transactions	—	—
Options exercised	—	—
Options expired	—	—

Outstanding, end of period	$4,980,000	$3,320

The Fund did not hold any purchased put options during the period ended April 30, 2015.

Transactions in options written during the period ended April 30, 2015 were as follows:

Call Options	CONTRACTS	PREMIUMS
Outstanding, beginning of period	—	$—
Options written	138,281	26,246,722
Options terminated in closing transactions	(1,802)	(1,101,132)
Options exercised	(4,034)	(144,851)
Options expired	(33,427)	(4,643,685)

Outstanding, end of period	99,018	$20,357,054

Put Options	CONTRACTS	PREMIUMS
Outstanding, beginning of period	—	$—
Options written	55,459	26,828,187
Options terminated in closing transactions	(232)	(127,666)
Options exercised	(695)	(97,243)
Options expired	(17,727)	(6,252,803)

Outstanding, end of period	36,805	$20,350,475

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Consolidated Financial Statements	April 30, 2015 (Unaudited)

Balance Sheet — Values of Derivatives at April 30, 2015

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Equity Contracts — Options	Investments, at fair value	$481,400	Options written, at fair value	$9,718,706
Foreign Exchange Contracts — Options		—	Options written, at fair value	24,427,587
Commodity Contracts — Options		—	Options written, at fair value	18,192,324
U.S. Treasury Contracts — Options		—	Options written, at fair value	4,290,256

Total		$481,400		$56,628,873

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2015

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
Equity Contracts	$(1,044,004)	$—	$1,389,095	$345,091
Foreign Exchange Contracts	(7,594)	—	219,317	211,723
Commodity Contracts	(6,888,791)	—	6,254,355	(634,436)
U.S. Treasury Contracts	(1,804,978)	—	1,174,821	(630,157)

	$(9,745,367)	$—	$9,037,588	$(707,779)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
Equity Contracts	$4,465,842	$47,554	$(3,740,673)	$772,723
Foreign Exchange Contracts	10,990,574	—	(13,632,728)	(2,642,154)
Commodity Contracts	(1,168,455)	—	2,152,871	984,416
U.S. Treasury Contracts	87,470	—	(668,628)	(581,158)

	$14,375,431	$47,554	$(15,889,158)	$(1,466,173)

(b) Offsetting on the Consolidated Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclosure both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. These agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Fund is subject to a netting arrangement, which governs the terms of certain transactions with select counterparties. The netting arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangement also specifies collateral posting arrangements at prearranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Consolidated Financial Statements	April 30, 2015 (Unaudited)

				GROSS AMOUNTS NOT OFFSET IN THE
		GROSS	NET	STATEMENT OF ASSETS AND LIABILITIES
Liabilities	GROSS AMOUNT OF RECOGNIZED LIABILITIES	AMOUNT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Description
Written Options	$56,628,873	—	$56,628,873	—	$(56,628,873)	—

	56,628,873	—	56,628,873	—	(56,628,873)	—

(c) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

(g) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund isolates that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains on currency translation and change in unrealized appreciation on foreign currency related items on the Fund’s consolidated statement of operations.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities The Fund may invest in securities that are restricted, but eligible for purchase and sale by certain qualified buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

A discussion of federal tax matters will be included in the Fund’s annual report to shareholders dated October 31, 2015.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Consolidated Financial Statements	April 30, 2015 (Unaudited)

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Fund. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund.

In return for providing management services to the Fund, the Fund pays the Adviser an annual fee of 2.00% of that Fund’s average daily net assets.

Through March 31, 2016, the Adviser has agreed to pay or otherwise bear operating and other expenses of the Fund (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 2.60% for the Fund. The Adviser shall be permitted to recover expenses attributable to the Fund that the Adviser has borne in later periods to the extent that the expenses for the Fund fall below the annual rate in effect at the time of the actual reduction/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser reduced a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate in effect at the time of the waiver/reimbursement.

ADVISORY FEES WAIVED/ ORGANIZATIONAL EXPENSES PAID	RECOUPMENT OF PREVIOUSLY WAIVED FEES	REMAINING AMOUNT TO BE RECOUPED (EXPIRING MARCH 31, 2018)
($154,949)	$58,023	$96,926

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Fund’s distributor.

5. Services Agreement

Pursuant to a Services Agreement (the “Services Agreement”), the Fund pays Stone Ridge Asset Management LLC (the “Servicing Agent”) a fee of 0.10% of the average daily net assets of the Fund for the services provided and expenses incurred under the Services Agreement. The Servicing Agent appoints broker-dealer firms and other service firms to provide services including investor services and administrative assistance for persons who are investors in the Fund.

6. Organization and Offering Costs

Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Certain organization costs have been paid by the Adviser, subject to potential recoupment, and are estimated to be $10,970. The remaining organization costs will be paid by the Fund, and are estimated to be $143,979. Total organization costs are estimated to be $154,949. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Organization costs are expensed as incurred. Offering costs are accounted for as deferred costs until operations begin and are then amortized to expense over twelve months on a straight-line basis. Certain offering costs have been advanced by the Adviser, subject to recovery, and are estimated to be $206,379. The remaining offering costs will be paid by the Fund, and are estimated to be $241,011. The total amount of the offering costs incurred by the Fund is estimated at approximately $447,390.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Notes to Consolidated Financial Statements	April 30, 2015 (Unaudited)

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

8. Investment Transactions

For the period ended April 30, 2015, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $153,049,988 and $21,403,310, respectively. The Fund did not have any purchases or sales of U.S. government securities during the period ended April 30, 2015.

9. Capital Share Transactions

PERIOD ENDED APRIL 30, 2015 (1)
Shares sold	54,746,202
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	—
Net increase in shares	54,746,202
Shares outstanding:
Beginning of period	10,000
End of period	54,756,202

(1)	The Fund commenced operations on April 2, 2015.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

11. Additional Information

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, a portion of its outstanding shares at Net Asset Value.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Expense Example (Unaudited)

As a shareholder of the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”), you incur ongoing costs, including investment advisory fees and shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period from April 2, 2015 to April 30, 2015.

Actual Expenses

The first line of each of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE APRIL 2, 2015	ENDING ACCOUNT VALUE APRIL 30, 2015	EXPENSES PAID DURING PERIOD* APRIL 2, 2015 – APRIL 30, 2015
Actual	$1,000.00	$994.00	$1.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,001.84	$2.00

*	Expenses are equal to the Fund’s annualized expense ratio of 2.60%, multiplied by the average account value over the period, multiplied by 28/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Additional Information (Unaudited)

1. Board Approval of the Continuation of the Investment Management Agreement

The 1940 Act requires that the Board of the Trust, including the Trustees who are not “interested persons” as defined in the 1940 Act, (the “Independent Trustees”), initially approve any new investment management agreement for a registered investment company, such as the investment management agreement (the “Initial Agreement”) between the Adviser and the Trust, on behalf of the Fund.

At an in-person meeting held on January 28, 2015, the Board, including a majority of the Independent Trustees, considered and approved the Initial Agreement for a two-year period. In its consideration of the Initial Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Initial Agreement. In addition, as part of this process, the Independent Trustees had the opportunity to meet in executive session with legal counsel to the Trust without representatives of the Adviser present.

The Board’s consideration of the Initial Agreement included but was not limited to: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the investment performance of other registered investment companies managed by the Adviser and the Adviser; (3) the cost of the services to be provided and the projected profits and other benefits to be realized by the Adviser from its relationship with the Fund; and (4) the extent to which economies of scale may be realized as the Fund grows and whether fee levels would reflect such economies of scale for the benefit of shareholders of the Fund. Because the Fund had not yet commenced operations, performance information was not available, but the Board considered performance information for other comparable funds managed by the Adviser. In determining whether to approve the Initial Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the investment management services to be provided by the Adviser, including the management of the Fund’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; investment selection and monitoring; selection of trading counterparties; the creation and implementation of ongoing risk management strategies and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities. The Board considered the complexity of the Fund’s strategies; the operational matters associated with the Fund’s interval fund structure; and the nature of the assets in the Fund’s portfolios, including the possibility that such assets will require fair valuation. The Board also considered other services to be provided by the Adviser, including proxy voting (to the extent applicable), monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Fund. In addition, the Board reviewed the qualifications and professional backgrounds of each person who would provide significant advisory or other services to the Fund under the Initial Agreement and analyzed the Adviser’s anticipated ability to service the Fund through such research and advisory personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the approval of the Initial Agreement.

Although performance information for the Fund was not yet available as the Fund had not yet commenced operations, the Board reviewed information provided by the Adviser relating to the performance (net of fees) of other similar registered investment companies managed by the Adviser, including the Stone Ridge U.S. Large Cap Variance Risk Premium Fund, the Stone Ridge U.S. Small Cap Variance Risk Premium Fund, the Stone Ridge International Developed Markets Variance Risk Premium Fund and the Stone Ridge Emerging Markets Variance Risk Premium Fund, each of which aims to capture both the equity risk premium and the variance risk premium by writing covered put and call options, together with the performance of each such fund’s corresponding index. The Board considered the Adviser’s explanation that there are very few, if any, funds that follow investment strategies similar to that of the Fund due to the unique nature of the Fund’s investment strategy among registered funds as well as its structure as an interval fund, thus making it difficult to identify appropriate peer groups for the Fund. The Board took into consideration that, given the recent commencement of operations of each such fund, these funds had a limited operating history upon which to evaluate their investment performance. The Board, including the Independent Trustees, concluded that the Adviser’s performance records in respect of similar funds managed by the Adviser and/or other relevant factors supported the approval of the Initial Agreement.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Additional Information (Unaudited)

In considering the cost of services to be provided and the potential benefits to be realized by the Adviser from its relationship with the Fund, the Board analyzed the expected expense ratio and the contractual expense limitation undertaken by the Adviser. The Board took into consideration the Adviser’s explanations relating to the appropriateness of setting a fee structure for the Fund comparable to that of the other interval fund advised by the Adviser. In considering the appropriateness of the advisory fee, the expense ratio and expense limitation applicable to the Fund, the Board also compared this data against the corresponding information for funds within a Morningstar category that includes open-end investment companies determined to be most similar to the Fund by the Adviser and corresponding information for a group of other interval funds that were currently in operation (the “peer groups”). The Board took into consideration information provided by the Adviser at the time of the Board’s review as well as at prior Board meetings relating to the Adviser’s financial health, projected profitability and the benefits that the Adviser could reasonably expect to derive from the Initial Agreement, noting that the Adviser may receive reputational benefits from its relationship with the Fund. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements applicable to the Fund pursuant to the Initial Agreement were fair and reasonable and that the costs of the services the Adviser would provide and the related benefits to the Adviser in respect of its relationship with the Fund supported the approval of the Initial Agreement.

Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Fund grows and whether the Fund’s fee level reflects such economies of scale, such as through breakpoints in the investment management fee or through expense waiver or limitation arrangements. The Trustees noted that the Fund would be subject to a contractual expense limitation agreement. After reviewing this and related information, the Board, including the Independent Trustees, concluded that it would consider ways and the extent to which economies of scale might be shared between the Adviser and shareholders of the Fund after the Fund has been in operations for a period of time.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the approval of the Initial Agreement was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that the Initial Agreement should be approved for a two-year period.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). As of the date of this report, the Fund has not yet been required to file its proxy voting record with the SEC.

Stone Ridge Funds	Semi-Annual Report	April 30, 2015

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                                 XQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust III

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date 6/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date 6/29/2015

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date 6/29/2015

* Print the name and title of each signing officer under his or her signature.